UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2011

Date of reporting period: August 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value
Common Stocks: 96.39%

Consumer Discretionary : 17.26%

Hotels, Restaurants & Leisure : 5.61%

Carnival Corporation	180,900	$5,975,127
Darden Restaurants Incorporated«	106,770	5,135,637
McDonald’s Corporation	97,800	8,846,988

		19,957,752

Household Durables: 2.58%
NVR Incorporated«†	14,426	9,182,149

Media: 3.13%
Omnicom Group Incorporated«	274,800	11,143,140

Multiline Retail: 2.69%
Kohl’s Corporation	206,700	9,578,478

Specialty Retail: 2.04%
Best Buy Company Incorporated«	283,800	7,262,442

Textiles, Apparel & Luxury Goods: 1.21%
VF Corporation«	36,900	4,319,514

Consumer Staples : 12.29%

Beverages : 4.61%

Coca-Cola Enterprises Incorporated	282,500	7,802,650
Diageo plc ADR	107,430	8,622,332

		16,424,982

Household Products : 5.87%

Colgate-Palmolive Company	107,700	9,689,769
Henkel AG & Company KGaA ADR	74,614	3,582,964
Procter & Gamble Company	119,700	7,622,496

		20,895,229

Personal Products: 1.81%
Avon Products Incorporated«	285,200	6,434,112

Energy : 6.11%

Oil, Gas & Consumable Fuels : 6.11%

Chevron Corporation	80,320	7,944,451
Exxon Mobil Corporation	186,500	13,808,460

		21,752,911

Financials : 20.66%

Capital Markets : 4.76%

Charles Schwab Corporation	510,800	6,298,164
State Street Corporation	299,800	10,648,896

		16,947,060

Commercial Banks: 1.56%
PNC Financial Services Group Incorporated	110,400	5,535,456

1

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value
Consumer Finance : 5.65%

American Express Company«	219,600	$10,916,316
Western Union Company	556,700	9,196,684

		20,113,000

Diversified Financial Services : 4.17%

Bank of America Corporation	549,900	4,492,683
JPMorgan Chase & Company	275,500	10,347,780

		14,840,463

Insurance : 4.52%

Allstate Corporation	142,000	3,724,660
Axis Capital Holdings Limited	238,200	6,826,812
Willis Group Holdings	141,200	5,525,156

		16,076,628

Health Care : 11.65%

Health Care Equipment & Supplies : 3.82%

Baxter International Incorporated	150,000	8,397,000
Becton Dickinson & Company	63,900	5,200,182

		13,597,182

Health Care Providers & Services : 4.62%

Cardinal Health Incorporated«	154,100	6,549,250
Quest Diagnostics Incorporated«	197,650	9,896,336

		16,445,586

Pharmaceuticals: 3.21%
Johnson & Johnson	173,300	11,403,140

Industrials : 13.24%

Aerospace & Defense: 2.17%
Raytheon Company	178,200	7,703,586

Air Freight & Logistics: 1.45%
United Parcel Service Incorporated Class B«	76,800	5,175,552

Commercial Services & Supplies : 4.13%

Cintas Corporation«	189,800	6,069,804
Republic Services Incorporated	284,300	8,631,348

		14,701,152

Industrial Conglomerates : 3.14%

3M Company	75,800	6,289,884
Tyco International Limited	117,730	4,895,213

		11,185,097

Machinery: 2.35%
Illinois Tool Works Incorporated«	179,600	8,358,584

2

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

Security Name		Shares	Value
Information Technology : 10.88%

Electronic Equipment, Instruments & Components : 5.36%

Flextronics International Limited†		1,182,000	$6,796,500
Molex Incorporated Class A		265,700	4,910,136
TE Connectivity Limited		240,600	7,367,172

			19,073,808

IT Services: 1.63%
Fiserv Incorporated†		103,600	5,783,988

Semiconductors & Semiconductor Equipment: 2.53%
Lam Research Corporation†		242,600	9,015,016

Software: 1.36%
Microsoft Corporation		182,200	4,846,520

Telecommunication Services : 2.70%

Wireless Telecommunication Services: 2.70%
Vodafone Group plc ADR		364,700	9,606,198

Utilities : 1.60%

Electric Utilities: 1.60%
Entergy Corporation		87,500	5,705,875

Total Common Stocks (Cost $315,474,132)			343,064,600

	Dividend Yield
Preferred Stocks: 1.13%

Consumer Staples : 1.13%

Household Products: 1.13%
Henkel AG & Company KGaA ADR«	1.23%	68,000	4,018,800

Total Preferred Stocks (Cost $2,726,325)			4,018,800

		Principal
Other: 0.44%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)		$1,573,126	600,147
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)(v)144A±		1,817,432	981,413

Total Other (Cost $722,670)			1,581,560

	Yield	Shares
Short-Term Investments: 22.27%

Investment Companies : 22.27%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	8,209,780	8,209,780
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	71,059,181	71,059,181

Total Short-Term Investments (Cost $79,268,961)			79,268,961

3

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

C&B LARGE CAP VALUE PORTFOLIO

Total Investments in Securities (Cost $398,192,088)*	120.23%	427,933,921

Other Assets and Liabilities, Net	(20.23)	(72,012,336)

Total Net Assets	100.00%	$355,921,585

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $412,560,520 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$29,321,833
Gross unrealized depreciation	(13,948,432)

Net unrealized appreciation	$15,373,401

4

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Portfolio’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$343,064,600	$0	$0	$343,064,600
Preferred stocks	4,018,800	0	0	4,018,800
Other	0	0	1,581,560	1,581,560
Short-term investments
Investment companies	8,209,780	71,059,181	0	79,268,961

	$355,293,180	$71,059,181	$1,581,560	$427,933,921

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,797,378
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	9,763
Purchases	0
Sales	(225,581)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31,2011	$1,581,560

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(98,959)

WELLS FARGO ADVANTAGE DISCIPLINED VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 100.47%

Consumer Discretionary : 9.42%

Hotels, Restaurants & Leisure : 2.23%

Carnival Corporation	21,500	$710,145
Starwood Hotels & Resorts Worldwide Incorporated	12,500	557,000

		1,267,145

Household Durables: 0.87%
Newell Rubbermaid Incorporated	35,500	491,320

Media : 2.06%

DIRECTV Group Incorporated†	14,600	641,962
Walt Disney Company	15,500	527,930

		1,169,892

Multiline Retail: 1.06%
Target Corporation	11,700	604,539

Specialty Retail: 1.72%
Home Depot Incorporated	29,200	974,696

Textiles, Apparel & Luxury Goods: 1.48%
VF Corporation	7,200	842,832

Consumer Staples : 6.57%

Food & Staples Retailing: 1.97%
CVS Caremark Corporation	31,100	1,116,801

Food Products : 3.10%

Archer Daniels Midland Company	14,900	424,352
ConAgra Foods Incorporated	28,800	703,296
Sara Lee Corporation	35,100	633,204

		1,760,852

Household Products: 1.50%
Procter & Gamble Company	13,400	853,312

Energy : 13.57%

Energy Equipment & Services : 2.77%

Nabors Industries Limited†	22,600	416,744
Noble Corporation	17,300	584,048
Transocean Limited	10,200	571,404

		1,572,196

Oil, Gas & Consumable Fuels : 10.80%

Apache Corporation«	9,600	989,472
Chevron Corporation	21,600	2,136,456
ConocoPhillips	16,000	1,089,120
Devon Energy Corporation	10,200	691,866
Marathon Petroleum Corporation	19,000	704,140
Pioneer Natural Resources Company	6,700	523,739

		6,134,793

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value
Financials : 24.96%

Capital Markets : 2.12%

Goldman Sachs Group Incorporated	5,500	$639,210
State Street Corporation	15,900	564,768

		1,203,978

Commercial Banks : 4.64%

Branch Banking & Trust Corporation	45,700	1,018,653
KeyCorp	137,600	913,664
Zions Bancorporation	40,300	702,832

		2,635,149

Consumer Finance: 1.58%
Capital One Financial Corporation«	19,500	897,975

Diversified Financial Services : 8.02%

Bank of America Corporation	74,900	611,933
Berkshire Hathaway Incorporated Class B†	15,300	1,116,900
Citigroup Incorporated	37,000	1,148,850
JPMorgan Chase & Company	44,600	1,675,176

		4,552,859

Insurance : 4.61%

ACE Limited	13,400	865,372
Chubb Corporation	12,600	779,814
MetLife Incorporated«	28,900	971,040

		2,616,226

REIT : 3.99%

Alexandria Real Estate Equities Incorporated	11,600	844,596
Simon Property Group Incorporated«	12,100	1,421,750

		2,266,346

Health Care : 13.40%

Health Care Equipment & Supplies : 2.18%

Baxter International Incorporated	12,300	688,554
Stryker Corporation	11,300	551,892

		1,240,446

Health Care Providers & Services: 2.27%
CIGNA Corporation	27,600	1,290,024

Pharmaceuticals : 8.95%

Abbott Laboratories	10,500	551,355
Bristol-Myers Squibb Company«	21,000	624,750
Johnson & Johnson	17,100	1,125,180
Merck & Company Incorporated	26,600	880,992
Pfizer Incorporated	69,700	1,322,906
Teva Pharmaceutical Industries Limited ADR	13,900	574,904

		5,080,087

2

WELLS FARGO ADVANTAGE DISCIPLINED VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Industrials : 8.72%

Airlines: 1.01%
Southwest Airlines Company	66,800	$575,816

Construction & Engineering: 0.85%
URS Corporation†	13,800	483,966

Industrial Conglomerates: 3.34%
General Electric Company	116,200	1,895,222

Machinery : 2.06%

Dover Corporation	9,700	557,944
Eaton Corporation	14,200	609,890

		1,167,834

Road & Rail: 1.46%
Norfolk Southern Corporation«	12,300	832,464

Information Technology : 9.35%

Communications Equipment: 1.73%
Cisco Systems Incorporated	62,500	980,000

Computers & Peripherals: 1.48%
EMC Corporation†	37,200	840,348

Internet Software & Services: 0.95%
Google Incorporated Class A†	1,000	540,960

IT Services: 1.83%
Accenture plc	19,400	1,039,646

Semiconductors & Semiconductor Equipment: 1.19%
Maxim Integrated Products Incorporated	29,400	677,670

Software : 2.17%

Compuware Corporation†	78,400	663,264
Microsoft Corporation	21,300	566,580

		1,229,844

Materials : 2.56%

Chemicals : 1.73%

Ashland Incorporated	10,400	551,304
Huntsman Corporation	33,000	432,630

		983,934

Metals & Mining: 0.83%
Alcoa Incorporated	36,600	468,846

Telecommunication Services : 4.62%

Diversified Telecommunication Services : 3.60%

AT&T Incorporated«	40,800	1,161,984
Verizon Communications Incorporated«	24,400	882,548

		2,044,532

3

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DISCIPLINED VALUE PORTFOLIO

Security Name			Shares	Value
Wireless Telecommunication Services: 1.02%
NII Holdings Incorporated†			15,000	$577,950

Utilities : 7.30%

Electric Utilities : 3.29%

Duke Energy Corporation			50,900	962,519
Entergy Corporation			13,900	906,419

				1,868,938

Multi-Utilities : 2.95%
Dominion Resources Incorporated			17,100	833,454
NiSource Incorporated«			39,500	843,720

				1,677,174

Water Utilities: 1.06%
American Water Works Company Incorporated			20,100	598,578

Total Common Stocks (Cost $54,447,158)				57,055,190

			Principal
Other : 0.18%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$101,017	38,538
VFNC Corporation, Pass-through Entity 0.21% (a)(i)(v)144A±			116,705	63,021

Total Other (Cost $46,406)				101,559

		Yield	Shares
Short-Term Investments: 10.71%

Investment Companies : 10.71%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.05%	1,101,345	1,101,345
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	4,984,495	4,984,495

Total Short-Term Investments (Cost $6,085,840)				6,085,840

Total Investments in Securities (Cost $60,579,404)*	111.36%			63,242,589

Other Assets and Liabilities, Net	(11.36)			(6,452,015)

Total Net Assets	100.00%			$56,790,574

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $ 61,155,131 and net unrealized appreciation (depreciation) consists of:

4

WELLS FARGO ADVANTAGE DISCIPLINED VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Gross unrealized appreciation	$3,478,771
Gross unrealized depreciation	(1,391,313)

Net unrealized appreciation	$2,087,458

5

WELLS FARGO ADVANTAGE DISCIPLINED VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Disciplined Value Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating portfolio’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating portfolio. In order to eliminate the fluctuation of the various participating portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$57,055,190	$0	$0	$57,055,190
Other	0	0	101,559	101,559
Short-term investments
Investment companies	1,101,345	4,984,495	0	6,085,840

	$58,156,535	$4,984,495	$101,559	$63,242,589

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$115,417
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	627
Purchases	0
Sales	(14,485)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$101,559

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$6,355

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.33%

Consumer Discretionary : 18.98%

Auto Components : 1.46%

Gentex Corporation«	18,160	$471,161
Johnson Controls Incorporated«	65,410	2,085,271

		2,556,432

Hotels, Restaurants & Leisure : 3.58%

McDonald’s Corporation	18,890	1,708,789
Starbucks Corporation«	70,881	2,737,424
Wynn Resorts Limited«	11,890	1,839,621

		6,285,834

Internet & Catalog Retail : 5.66%

Amazon.com Incorporated†	22,418	4,826,371
priceline.com Incorporated†	9,525	5,117,402

		9,943,773

Media: 1.21%
DIRECTV Group Incorporated†	48,425	2,129,247

Multiline Retail: 1.28%
Dollar Tree Incorporated†	31,340	2,238,303

Specialty Retail : 3.84%

CarMax Incorporated†	77,970	2,191,737
Dick’s Sporting Goods Incorporated†	39,315	1,381,136
Green Mountain Coffee Roasters Incorporated†	4,710	493,325
O’Reilly Automotive Incorporated†	23,880	1,549,334
Tractor Supply Company	18,400	1,129,208

		6,744,740

Textiles, Apparel & Luxury Goods : 1.95%

Coach Incorporated	40,250	2,262,855
Fossil Incorporated†	3,500	338,135
Nike Incorporated Class B	9,500	823,175

		3,424,165

Consumer Staples : 2.06%

Beverages: 0.46%
The Coca-Cola Company	11,500	810,175

Food & Staples Retailing: 1.60%
Whole Foods Market Incorporated«	42,600	2,812,878

Energy : 9.57%

Energy Equipment & Services : 4.05%

Baker Hughes Incorporated	35,650	2,178,572
Halliburton Company	35,128	1,558,629
National Oilwell Varco Incorporated	18,235	1,205,698
Schlumberger Limited	27,696	2,163,612

		7,106,511

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels : 5.52%

Apache Corporation	5,500	$566,885
Brigham Exploration Company†	10,790	313,989
Concho Resources Incorporated†	6,860	596,477
Continental Resources Incorporated†	17,560	981,428
Newfield Exploration Company†	21,422	1,093,593
Oasis Petroleum Incorporated†	11,220	298,452
Occidental Petroleum Corporation	36,216	3,141,376
Pioneer Natural Resources Company«	22,820	1,783,839
Southwestern Energy Company†	12,700	481,965
Whiting Petroleum Corporation†	9,240	435,296

		9,693,300

Financials : 6.13%

Capital Markets : 1.39%

Ameriprise Financial Incorporated	6,360	290,652
LPL Investment Holdings Incorporated†	11,070	322,137
T. Rowe Price Group Incorporated	1,300	69,524
TD Ameritrade Holding Corporation	114,076	1,754,489

		2,436,802

Commercial Banks: 0.41%
Itau Unibanco Holding SA ADR	39,372	714,996

Consumer Finance : 3.36%

American Express Company«	8,234	409,312
MasterCard Incorporated	11,980	3,949,926
Visa Incorporated Class A	17,560	1,543,173

		5,902,411

Diversified Financial Services: 0.97%
CME Group Incorporated	6,370	1,701,554

Health Care : 11.43%

Biotechnology : 2.39%

Alexion Pharmaceuticals Incorporated†	66,505	3,853,632
Vertex Pharmaceuticals Incorporated†	7,500	339,525

		4,193,157

Health Care Equipment & Supplies : 2.87%

Intuitive Surgical Incorporated†	6,090	2,322,422
St. Jude Medical Incorporated	59,740	2,720,560

		5,042,982

Health Care Providers & Services : 2.03%

AmerisourceBergen Corporation	25,803	1,021,283
Express Scripts Incorporated†	18,717	878,576
UnitedHealth Group Incorporated	35,015	1,663,913

		3,563,772

Life Sciences Tools & Services: 0.79%
Mettler-Toledo International Incorporated†	8,680	1,382,464

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals : 3.35%

Allergan Incorporated	42,208	$3,453,036
Shire plc ADR«	25,070	2,434,297

		5,887,333

Industrials : 11.41%

Aerospace & Defense : 1.75%

Precision Castparts Corporation	9,147	1,498,736
United Technologies Corporation	21,080	1,565,190
		3,063,926

Air Freight & Logistics: 0.69%
C.H. Robinson Worldwide Incorporated«	17,160	1,209,780

Electrical Equipment : 1.01%

ABB Limited ADR«	51,199	1,089,003
Emerson Electric Company	9,500	442,225
Polypore International Incorporated†	3,830	236,196

		1,767,424

Industrial Conglomerates: 0.62%
General Electric Company	67,220	1,096,358

Machinery : 3.89%

Caterpillar Incorporated«	6,000	546,000
Cummins Incorporated	14,569	1,353,751
Danaher Corporation	63,470	2,907,561
Eaton Corporation	17,130	735,734
Gardner Denver Incorporated	1,100	86,669
Joy Global Incorporated«	14,419	1,203,266

		6,832,981

Road & Rail : 3.45%

Hertz Global Holdings Incorporated†	61,463	688,386
Kansas City Southern†	17,880	968,381
Norfolk Southern Corporation	16,400	1,109,952
Union Pacific Corporation	35,637	3,284,662

		6,051,381

Information Technology : 31.43%

Communications Equipment : 3.92%

F5 Networks Incorporated†	13,050	1,065,141
Juniper Networks Incorporated†	41,496	868,511
QUALCOMM Incorporated	87,950	4,525,907
Riverbed Technology Incorporated†	16,678	413,281

		6,872,840

Computers & Peripherals : 9.54%

Apple Incorporated†	33,641	12,946,066
EMC Corporation†	143,148	3,233,713
NetApp Incorporated†	15,041	565,842

		16,745,621

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Internet Software & Services : 4.15%

Baidu Incorporated ADR†	9,221	$1,344,237
eBay Incorporated†	19,380	598,261
Google Incorporated Class A†	8,364	4,524,589
Rackspace Hosting Incorporated†	12,940	473,086
WebMD Health Corporation†	9,800	346,332

		7,286,505

IT Services : 4.49%

Accenture plc ADR«	39,376	2,110,160
Alliance Data Systems Corporation†	8,300	775,303
Cognizant Technology Solutions Corporation Class A†	70,170	4,452,287
VeriFone Holdings Incorporated†	15,650	551,193

		7,888,943

Semiconductors & Semiconductor Equipment : 3.37%

Analog Devices Incorporated	38,420	1,268,628
ARM Holdings plc ADR	44,861	1,237,266
Avago Technologies Limited	11,000	364,210
Cavium Incorporated†	6,490	208,913
Maxim Integrated Products Incorporated	9,940	229,117
Microchip Technology Incorporated«	59,640	1,957,385
NetLogic Microsystems Incorporated†	21,530	646,331

		5,911,850

Software : 5.96%

Check Point Software Technologies Limited†	27,651	1,505,320
Citrix Systems Incorporated†	34,795	2,102,662
Oracle Corporation	76,618	2,150,667
Red Hat Incorporated†	36,511	1,443,645
Salesforce.com Incorporated†	18,960	2,441,100
VMware Incorporated†	8,742	824,895

		10,468,289

Materials : 4.20%

Chemicals : 4.20%

Air Products & Chemicals Incorporated	14,920	1,221,500
Ecolab Incorporated	5,000	268,000
Monsanto Company	23,360	1,610,205
Mosaic Company	8,810	626,655
Praxair Incorporated«	36,950	3,639,206

		7,365,566

Telecommunication Services : 2.12%

Wireless Telecommunication Services : 2.12%

American Tower Corporation Class A†	29,860	1,608,260
NII Holdings Incorporated†	54,690	2,107,206

		3,715,466

Total Common Stocks (Cost $166,880,223)		170,847,759

	Principal
Other : 0.89%
Gryphon Funding Limited, Pass-through Entity (v)(a)(i)	$1,563,806	596,592

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name			Principal	Value
Other (continued)
VFNC Corporation, Pass-through Entity, 0.21% (v)(a)(i)144A±			$1,806,666	$975,599

Total Other (Cost $718,389)				1,572,191

		Yield	Shares
Short-Term Investments: 21.69%

Investment Companies : 21.69%

Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.05%	4,243,855	4,243,855
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19	33,823,576	33,823,576
Total Short-Term Investments (Cost $38,067,431)				38,067,431

Total Investments in Securities (Cost $205,666,043)*	119.91%			210,487,381
Other Assets and Liabilities, Net	(19.91)			(34,953,875)

Total Net Assets	100.00%			$175,533,506

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
*	Cost for federal income tax purposes is $206,675,344 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,148,939
Gross unrealized depreciation	(10,336,902)

Net unrealized appreciation	$3,812,037

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$170,847,759	$0	$0	$170,847,759
Other	0	0	1,572,191	1,572,191
Short-term investments
Investment companies	4,243,855	33,823,576	0	38,067,431

	$175,091,614	33,823,576	$1,572,191	$210,487,381

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,786,730
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	9,706
Purchases	0
Sales	(224,245)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$1,572,191

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(98,373)

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 86.20%

Consumer Discretionary : 15.72%

Hotels, Restaurants & Leisure : 5.22%

BJ’s Restaurants Incorporated†«	363,480	$16,781,872
Bravo Brio Restaurant Group Incorporated†	287,312	5,961,724
Life Time Fitness Incorporated†«	588,570	22,565,774
Scientific Games Corporation Class A†	737,750	6,506,955
Shuffle Master Incorporated†	717,317	6,355,429

		58,171,754

Internet & Catalog Retail : 2.25%

Homeaway Incorporated†	99,785	4,175,004
Shutterfly Incorporated†	388,885	20,867,569

		25,042,573

Media : 1.36%

IMAX Corporation†	341,510	5,986,670
MDC Partners Incorporated	224,390	3,579,021
ReachLocal Incorporated†	382,915	5,571,413

		15,137,104

Specialty Retail : 5.17%

Francescas Holdings Corporation†	44,900	1,029,557
Hibbett Sports Incorporated†«	294,850	11,045,081
Tractor Supply Company	313,160	19,218,629
Ulta Salon Cosmetics & Fragrance Incorporated†	232,110	13,713,059
Vitamin Shoppe Incorporated†	284,080	12,584,744

		57,591,070

Textiles, Apparel & Luxury Goods : 1.72%

Vera Bradley Incorporated†«	376,029	13,198,618
Warnaco Group Incorporated†«	112,690	6,012,012

		19,210,630

Consumer Staples : 1.15%

Food & Staples Retailing: 1.15%
Fresh Market Incorporated†«	330,970	12,778,752

Energy : 5.61%

Energy Equipment & Services: 0.33%
C&J Energy Services Incorporated†«	140,524	3,673,297

Oil, Gas & Consumable Fuels : 5.28%

Approach Resources Incorporated†«	467,670	8,679,955
Brigham Exploration Company†	419,630	12,211,233
Carrizo Oil & Gas Incorporated†«	234,545	7,041,041
Northern Oil & Gas Incorporated†«	1,018,580	20,799,404
Oasis Petroleum Incorporated†«	378,100	10,057,460

		58,789,093

1

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Financials : 2.29%

Capital Markets: 2.29%
Financial Engines Incorporated†«	1,145,230	$25,515,724

Health Care : 20.78%

Biotechnology: 0.47%
Exact Sciences Corporation†«	673,920	5,209,402

Health Care Equipment & Supplies : 8.68%

DexCom Incorporated†	959,670	11,544,830
Endologix Incorporated†	657,700	6,261,304
Masimo Corporation«	310,050	7,648,934
NxStage Medical Incorporated†«	1,133,460	20,844,329
SonoSite Incorporated†	546,472	15,935,124
Volcano Corporation†«	769,030	23,032,449
Zoll Medical Corporation†«	255,690	11,424,229

		96,691,199

Health Care Providers & Services : 5.86%

Catalyst Health Solutions Incorporated†	263,555	14,158,175
Centene Corporation†	512,620	16,347,452
HMS Holdings Corporation†«	1,173,110	30,770,675
IPA The Hospitalist Company†	99,670	3,996,767

		65,273,069

Health Care Technology: 1.01%
SXC Health Solutions Corporation†	206,970	11,319,189

Life Sciences Tools & Services: 0.73%
Luminex Corporation†	351,549	8,096,173

Pharmaceuticals : 4.03%

Akorn Incorporated†	2,733,335	21,976,013
Impax Laboratories Incorporated†«	190,740	3,751,856
Jazz Pharmaceuticals Incorporated†«	447,480	19,192,417

		44,920,286

Industrials : 15.76%

Aerospace & Defense: 0.96%
Esterline Technologies Corporation†«	141,328	10,640,585

Commercial Services & Supplies : 1.56%

InnerWorkings Incorporated†	1,121,673	8,502,281
On Assignment Incorporated†	1,173,419	8,917,984

		17,420,265

Electrical Equipment : 3.47%

Altra Holdings Incorporated†«	724,270	11,240,670
Polypore International Incorporated†	443,650	27,359,896

		38,600,566

Machinery : 5.31%

Chart Industries Incorporated†«	455,885	21,558,802
Robbins & Myers Incorporated«	396,290	19,041,735

Security Name	Shares	Value
Machinery (continued)
The Middleby Corporation†«	156,750	$12,628,564

2

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Trimas Corporation†	306,197	5,918,788

		59,147,889

Road & Rail : 1.89%

Genesee & Wyoming Incorporated†	319,010	16,569,379
Greenbrier Companies Incorporated†«	260,390	4,525,578

		21,094,957

Trading Companies & Distributors : 2.57%

DXP Enterprises Incorporated†«	389,116	9,373,804
Titan Machinery Incorporated†	725,472	19,232,263

		28,606,067

Information Technology : 24.29%

Communications Equipment : 1.94%

Aruba Networks Incorporated†	351,430	7,496,002
Ixia†«	1,033,326	8,876,270
ShoreTel Incorporated†	744,340	5,195,493

		21,567,765

Electronic Equipment, Instruments & Components: 0.43%
Rofin-Sinar Technologies Incorporated†	208,920	4,823,963

Internet Software & Services : 6.90%

ComScore Incorporated†«	187,130	2,984,724
Envestnet Incorporated†	998,930	11,807,353
Liveperson Incorporated†«	479,500	5,634,125
LogMeIn Incorporated†«	484,970	15,155,313
Marchex Incorporated Class B	552,270	5,555,836
Mercadolibre Incorporated«	121,330	8,175,215
Perficient Incorporated†	227,620	2,003,056
Quinstreet Incorporated†	295,142	3,559,413
SciQuest Incorporated†	741,210	11,095,914
Support.com Incorporated†	37,900	94,371
VistaPrint NV†«	368,942	10,857,963

		76,923,283

IT Services : 2.75%

Gartner Incorporated†	210,358	7,492,952
Syntel Incorporated«	120,760	5,525,978
Wright Express Corporation†	417,421	17,590,121

		30,609,051

Semiconductors & Semiconductor Equipment : 3.68%

Cavium Incorporated†«	304,590	9,804,752
Entegris Incorporated†	1,321,640	9,938,733
EZchip Semiconductor Limited†	286,988	9,226,664
NetLogic Microsystems Incorporated†	401,340	12,048,227

		41,018,376

Software : 8.59%

Allot Communications Limited†«	598,110	7,703,657
Ariba Incorporated†	123,580	3,352,725

Security Name	Shares	Value
Software (continued)

Broadsoft Incorporated†	127,673	$3,862,108
Fortinet Incorporated†	921,600	17,630,208
PROS Holdings Incorporated†	252,702	4,007,854

3

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Realpage Incorporated†«			318,717	6,635,688
SuccessFactors Incorporated†«			504,050	11,774,608
Synchronoss Technologies Incorporated†			613,901	16,673,551
Taleo Corporation Class A†«			388,597	10,029,689
Ultimate Software Group Incorporated†«			215,870	10,920,863
Velti plc†			327,009	3,093,505

				95,684,456

Materials : 0.60%

Chemicals: 0.60%
LSB Industries Incorporated†			167,900	6,707,602

Total Common Stocks (Cost $985,970,757)				960,264,140

Security Name			Principal	Value
Other: 0.06%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			679,174	259,105
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)(v)144A±			784,650	423,711

Total Other (Cost $312,002)				682,816

Security Name		Yield	Shares	Value
Short-Term Investments: 19.93%

Investment Companies : 19.93%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.05	12,047,755	12,047,755
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	209,908,596	209,908,596

Total Short-Term Investments (Cost $221,956,351)				221,956,351

Total Investments in Securities (Cost $1,208,239,110)*	106.19%			1,182,903,307

Other Assets and Liabilities, Net	(6.19)			(68,955,167)

Total Net Assets	100.00%			$1,113,948,140

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $1,208,313,068 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$88,020,344
Gross unrealized depreciation	(113,430,105)

Net unrealized depreciation	$(25,409,761)

4

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Growth Portfolio (the”Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash

Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various participating portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each participating Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Portfolio’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$960,264,140	$0	$0	$960,264,140
Other	0	0	682,816	682,816
Short-term investments
Investment companies	12,047,755	209,908,596	0	221,956,351

	$972,311,895	$209,908,596	$682,816	$1,182,903,307

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$775,992
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	4,215

Purchases	0
Sales	(97,391)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$682,816

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(42,724)

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.32%

Consumer Discretionary : 11.48%

Auto Components: 1.91%
Lear Corporation	418,800	$20,010,264

Automobiles : 1.33%

Ford Motor Company†	477,200	5,306,464
Harley-Davidson Incorporated«	223,000	8,621,180

		13,927,644

Hotels, Restaurants & Leisure: 0.48%
Wyndham Worldwide Corporation	155,250	5,042,520

Media : 3.14%

CBS Corporation Class B	596,000	14,929,800
Viacom Incorporated Class B	372,000	17,945,280

		32,875,080

Multiline Retail: 2.14%
Macy’s Incorporated	861,900	22,366,305

Specialty Retail : 1.73%

Foot Locker Incorporated«	475,400	9,921,598
Signet Jewelers Limited	208,800	8,130,672

		18,052,270

Textiles, Apparel & Luxury Goods: 0.75%
PVH Corporation	116,800	7,785,888

Consumer Staples : 3.35%

Food & Staples Retailing : 2.72%

CVS Caremark Corporation	389,700	13,994,127
Walgreen Company	411,000	14,471,310

		28,465,437

Food Products: 0.63%
Smithfield Foods Incorporated†«	299,000	6,554,080

Energy : 11.80%

Energy Equipment & Services : 2.43%

National Oilwell Varco Incorporated	300,800	19,888,896
Oil States International Incorporated†	84,250	5,567,240

		25,456,136

Oil, Gas & Consumable Fuels : 9.37%

Anadarko Petroleum Corporation	107,100	7,898,625
Apache Corporation«	97,125	10,010,674
Chevron Corporation	464,100	45,904,131
Denbury Resources Incorporated†«	748,000	11,930,600
Marathon Petroleum Corporation	213,600	7,916,016
Occidental Petroleum Corporation	165,025	14,314,269

		97,974,315

1

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Financials : 25.42%

Capital Markets: 0.05%
Apollo Global Management«	38,888	$504,377

Commercial Banks : 5.02%

Fifth Third Bancorp	1,301,300	13,819,806
Huntington Bancshares Incorporated	940,000	4,728,200
KeyCorp	1,502,800	9,978,592
PNC Financial Services Group Incorporated	477,200	23,926,808

		52,453,406

Consumer Finance : 5.07%

Capital One Financial Corporation«	259,800	11,963,790
Discover Financial Services	1,189,000	29,915,240
SLM Corporation	813,300	11,166,609

		53,045,639

Diversified Financial Services : 5.73%

Citigroup Incorporated	632,370	19,635,089
JPMorgan Chase & Company	1,072,300	40,275,588

		59,910,677

Insurance : 7.68%

AFLAC Incorporated	232,700	8,777,444
Lincoln National Corporation	288,300	5,982,225
Marsh & McLennan Companies Incorporated	470,525	13,984,003
MetLife Incorporated«	632,500	21,252,000
Prudential Financial Incorporated	325,800	16,358,418
Stewart Information Services Corporation	581,567	5,542,334
XL Group plc	405,700	8,442,617

		80,339,041

REIT : 1.87%

Annaly Capital Management Incorporated«	714,200	12,948,446
SL Green Realty Corporation	91,100	6,581,064

		19,529,510

Health Care : 13.48%

Biotechnology: 1.72%
Biogen Idec Incorporated†«	191,400	18,029,880

Health Care Equipment & Supplies: 1.47%
Zimmer Holdings Incorporated†«	269,300	15,320,477

Health Care Providers & Services : 5.77%

CIGNA Corporation	180,800	8,450,592
McKesson Corporation	155,150	12,401,140
UnitedHealth Group Incorporated	831,900	39,531,888

		60,383,620

Pharmaceuticals : 4.52%

Bristol-Myers Squibb Company«	300,700	8,945,825
Merck & Company Incorporated	254,600	8,432,352

2

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals (continued)
Pfizer Incorporated	1,572,900	$29,853,642

		47,231,819

Industrials : 9.38%

Building Products: 0.42%
Owens Corning Incorporated†	152,200	4,422,932

Construction & Engineering: 0.80%
KBR Incorporated	278,300	8,362,915

Industrial Conglomerates: 2.80%
General Electric Company«	1,794,500	29,268,295

Machinery : 4.64%

Caterpillar Incorporated	207,800	18,909,800
Cummins Incorporated	68,600	6,374,312
Eaton Corporation	309,100	13,275,845
Timken Company	252,800	9,947,680

		48,507,637

Road & Rail: 0.72%
Hertz Global Holdings Incorporated†«	667,100	7,471,520

Information Technology : 9.94%

Communications Equipment: 0.74%
Alcatel SA ADR†«	2,118,700	7,754,442

Computers & Peripherals : 3.62%

Dell Incorporated†«	675,300	10,038,335
EMC Corporation†«	836,600	18,898,794
Western Digital Corporation†	300,700	8,867,643

		37,804,772

IT Services : 1.84%

Accenture plc«	177,800	9,528,302
International Business Machines Corporation	56,675	9,742,999

		19,271,301

Office Electronics: 0.52%
Xerox Corporation	652,375	5,414,713

Semiconductors & Semiconductor Equipment: 1.33%
Atmel Corporation†«	1,529,900	13,937,389

Software: 1.89%
Symantec Corporation†	1,153,000	19,773,950

Materials : 6.11%

Chemicals : 2.79%

Agrium Incorporated	169,250	14,548,730
Huntsman Corporation	471,300	6,178,743
Mosaic Company	118,100	8,400,453

		29,127,926

3

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Metals & Mining : 2.62%

Alcoa Incorporated«			659,500	$8,448,195
Freeport-McMoRan Copper & Gold Incorporated Class B			402,700	18,983,278

				27,431,473

Paper & Forest Products: 0.70%
Domtar Corporation«			91,350	7,337,232

Telecommunication Services : 2.81%

Diversified Telecommunication Services: 2.81%
AT&T Incorporated«			1,030,800	29,357,184

Utilities : 4.55%

Electric Utilities : 3.05%

FirstEnergy Corporation«			565,700	25,032,225
PPL Corporation			240,000	6,931,200

				31,963,425

Multi-Utilities: 0.37%
NiSource Incorporated			180,100	3,846,936

Water Utilities: 1.13%

American Water Works Company Incorporated			396,700	11,813,723

Total Common Stocks (Cost $976,925,363)				1,028,126,150

			Principal
Other : 0.10%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$1,094,475	417,542
VFNC Corporation, Pass-through Entity,0.21% (a)144A(i)(v)±			1,264,448	682,802

Total Other (Cost $502,786)				1,100,344

Short-Term Investments: 9.39%

		Yield		Shares
Investment Companies : 9.39%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.05%	16,932,624	16,932,624
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	81,269,515	81,269,515

Total Short-Term Investments (Cost $98,202,139)				98,202,139

Total Investments in Securities (Cost $1,075,630,288)*	107.81%			1,127,428,633

Other Assets and Liabilities, Net	(7.81)			(81,692,989)

Total Net Assets	100.00%			$1,045,735,644

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

4

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
±	Variable rate investment.
*	Cost for federal income tax purposes is $1,076,071,257 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$76,945,387
Gross unrealized depreciation	(25,588,011)

Net unrealized appreciation	$51,357,376

5

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Equity Value Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various participating portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each participating portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Portfolio’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,028,126,150	$0	$0	$1,028,126,150
Other	0	0	1,100,344	1,100,344
Short-term investments
Investment companies	16,932,624	81,269,515	0	98,202,139

	$1,045,058,774	$81,269,515	$1,100,344	$1,127,428,633

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,250,495
Realized gains (losses)	0
Change in unrealized gains (losses)	6,793
Purchases	0
Sales	(156,944)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$1,100,344

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(68,849)

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.12%

Consumer Discretionary : 10.58%

Auto Components : 0.22%

Johnson Controls Incorporated	138,728	$4,422,649
The Goodyear Tire & Rubber Company†	49,922	622,028

		5,044,677
Automobiles : 0.45%

Ford Motor Company†	776,647	8,636,315
Harley-Davidson Incorporated	48,313	1,867,781

		10,504,096
Distributors: 0.08%s
Genuine Parts Company«	32,169	1,769,938
Diversified Consumer Services : 0.11%

Apollo Group Incorporated Class A†«	24,901	1,165,989
DeVry Incorporated	12,519	553,089
H&R Block Incorporated«	62,417	943,745

		2,662,823
Hotels, Restaurants & Leisure : 1.92%

Carnival Corporation	88,309	2,916,846
Chipotle Mexican Grill Incorporated†«	6,363	1,993,973
Darden Restaurants Incorporated	27,897	1,341,846
International Game Technology	61,323	935,789
Marriott International Incorporated Class A«	58,052	1,699,763
McDonald’s Corporation	212,162	19,192,175
Starbucks Corporation	153,277	5,919,558
Starwood Hotels & Resorts Worldwide Incorporated	39,892	1,777,588
Wyndham Worldwide Corporation	34,758	1,128,940
Wynn Resorts Limited	15,561	2,407,598
Yum! Brands Incorporated«	95,198	5,175,915

		44,489,991
Household Durables : 0.36%

D.R. Horton Incorporated	57,467	604,553
Fortune Brands Incorporated«	31,523	1,800,594
Harman International Industries Incorporated	14,293	517,264
Leggett & Platt Incorporated«	29,219	648,370
Lennar Corporation«	32,872	483,218
Newell Rubbermaid Incorporated	59,544	824,089
Pulte Homes Incorporated†«	68,884	330,643
Stanley Black & Decker Incorporated	34,375	2,130,563
Whirlpool Corporation	15,586	977,086

		8,316,380
Internet & Catalog Retail : 1.06%

Amazon.com Incorporated†	73,022	15,720,906
Expedia Incorporated	40,804	1,236,769
Netflix Incorporated†«	8,909	2,093,704
priceline.com Incorporated†	10,152	5,454,264

		24,505,643

1

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Leisure Equipment & Products : 0.13%

Hasbro Incorporated	27,858	$1,079,219
Mattel Incorporated	71,074	1,909,758

		2,988,977
Media : 3.09%

Cablevision Systems Corporation New York Group Class A	47,064	849,976
CBS Corporation Class B	136,752	3,425,638
Comcast Corporation Class A	565,627	12,166,637
DIRECTV Group Incorporated†	156,995	6,903,070
Discovery Communications Incorporated Class C†«	56,961	2,408,311
Gannett Company Incorporated«	49,163	567,833
Interpublic Group of Companies Incorporated	99,927	862,370
McGraw-Hill Companies Incorporated	62,305	2,623,664
News Corporation Class A	467,267	8,069,701
Omnicom Group Incorporated	57,483	2,330,936
Scripps Networks Interactive Incorporated	18,563	795,425
Time Warner Cable Incorporated	68,787	4,505,549
Time Warner Incorporated	218,960	6,932,274
Viacom Incorporated Class B	119,644	5,771,627
Walt Disney Company	386,496	13,164,054
Washington Post Company Class B«	1,054	374,971

		71,752,036
Multiline Retail : 0.75%

Big Lots Incorporated†«	15,371	521,077
Family Dollar Stores Incorporated	25,008	1,335,177
JCPenney Company Incorporated«	43,597	1,160,988
Kohl’s Corporation	57,477	2,663,484
Macy’s Incorporated	87,265	2,264,527
Nordstrom Incorporated	34,310	1,559,733
Sears Holdings Corporation†«	8,809	527,571
Target Corporation	140,915	7,281,078

		17,313,635
Specialty Retail : 1.81%

Abercrombie & Fitch Company Class A	17,926	1,140,273
AutoNation Incorporated†«	13,003	525,061
AutoZone Incorporated†	5,169	1,586,883
Bed Bath & Beyond Incorporated†	50,941	2,896,505
Best Buy Company Incorporated	65,972	1,688,223
CarMax Incorporated†	46,182	1,298,176
GameStop Corporation Class A†«	28,922	692,103
Gap Incorporated«	79,911	1,320,130
Home Depot Incorporated«	325,580	10,867,860
Limited Brands Incorporated	51,572	1,946,327
Lowe’s Companies Incorporated	266,245	5,306,263
O’Reilly Automotive Incorporated†	28,191	1,829,032
Ross Stores Incorporated	23,915	1,830,095
Staples Incorporated	145,825	2,149,461
Tiffany & Company	26,115	1,879,235
TJX Companies Incorporated	78,951	4,312,304
Urban Outfitters Incorporated†«	25,469	666,651

		41,934,582
Textiles, Apparel & Luxury Goods : 0.60%

Coach Incorporated	60,036	3,375,224
Nike Incorporated Class B	77,559	6,720,487
Ralph Lauren Corporation	13,150	1,802,997

2

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation«	17,896	$2,094,906

		13,993,614
Consumer Staples : 11.14%

Beverages : 2.63%

Brown-Forman Corporation Class B«	21,078	1,512,347
Coca-Cola Enterprises Incorporated	66,460	1,835,625
Constellation Brands Incorporated Class A†	36,589	723,365
Dr Pepper Snapple Group Incorporated	45,264	1,741,759
Molson Coors Brewing Company	32,494	1,421,613
PepsiCo Incorporated	323,210	20,824,420
The Coca-Cola Company	468,103	32,977,856

		61,036,985
Food & Staples Retailing : 2.34%

Costco Wholesale Corporation	89,328	7,015,821
CVS Caremark Corporation	277,261	9,956,443
Kroger Company	124,010	2,921,676
Safeway Incorporated«	72,406	1,327,202
SUPERVALU Incorporated«	43,381	345,747
Sysco Corporation	119,309	3,332,300
Wal-Mart Stores Incorporated«	390,535	20,780,367
Walgreen Company«	187,192	6,591,030
Whole Foods Market Incorporated	30,540	2,016,556

		54,287,142
Food Products : 1.86%

Archer Daniels Midland Company	139,463	3,971,906
Campbell Soup Company«	37,324	1,189,516
ConAgra Foods Incorporated	83,609	2,041,732
Dean Foods Company†	37,458	323,637
General Mills Incorporated«	130,540	4,948,771
H.J. Heinz Company«	65,805	3,463,975
Hormel Foods Corporation	28,394	783,958
JM Smucker Company	23,717	1,709,759
Kellogg Company	51,198	2,781,075
Kraft Foods Incorporated Class A	359,448	12,587,869
McCormick & Company Incorporated	27,093	1,294,774
Mead Johnson & Company	41,784	2,977,110
Sara Lee Corporation	119,640	2,158,306
The Hershey Company	31,355	1,838,971
Tyson Foods Incorporated Class A	61,306	1,071,016

		43,142,375
Household Products : 2.28%

Clorox Company«	27,264	1,900,301
Colgate-Palmolive Company	99,968	8,994,121
Kimberly-Clark Corporation	80,335	5,555,969
Procter & Gamble Company	570,759	36,345,933

		52,796,324
Personal Products : 0.19%
Avon Products Incorporated«	87,964	1,984,468

3

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Personal Products (continued)
Estee Lauder Companies Incorporated Class A«	23,313	$2,276,748

		4,261,216
Tobacco : 1.84%

Altria Group Incorporated	428,052	11,638,734
Lorillard Incorporated	29,385	3,274,077
Philip Morris International	363,646	25,207,941
Reynolds American Incorporated	69,129	2,597,177

		42,717,929
Energy : 12.16%

Energy Equipment & Services : 2.23%
Baker Hughes Incorporated	88,873	5,431,029
Cameron International Corporation†	50,103	2,603,352
Diamond Offshore Drilling Incorporated«	14,214	905,858
FMC Technologies Incorporated†«	49,142	2,184,853
Halliburton Company	187,100	8,301,627
Helmerich & Payne Incorporated	21,873	1,247,198
Nabors Industries Limited†	58,760	1,083,534
National Oilwell Varco Incorporated	86,510	5,720,041
Noble Corporation	51,562	1,740,733
Rowan Companies Incorporated†	26,062	940,056
Schlumberger Limited	277,465	21,675,566

		51,833,847
Oil, Gas & Consumable Fuels : 9.93%

Alpha Natural Resources Incorporated†	46,324	1,531,935
Anadarko Petroleum Corporation	101,732	7,502,735
Apache Corporation	78,407	8,081,409
Cabot Oil & Gas Corporation	21,361	1,620,445
Chesapeake Energy Corporation«	134,478	4,355,742
Chevron Corporation	411,057	40,657,648
ConocoPhillips	289,032	19,674,408
CONSOL Energy Incorporated	46,343	2,116,021
Denbury Resources Incorporated†	81,232	1,295,650
Devon Energy Corporation	86,494	5,866,888
El Paso Corporation	157,237	3,009,516
EOG Resources Incorporated	54,889	5,082,173
EQT Corporation	30,555	1,827,800
Exxon Mobil Corporation	1,007,278	74,578,863
Hess Corporation	61,829	3,668,933
Marathon Oil Corporation	145,607	3,919,740
Marathon Petroleum Corporation	72,803	2,698,079
Murphy Oil Corporation	39,551	2,119,143
Newfield Exploration Company†	27,041	1,380,443
Noble Energy Incorporated	36,083	3,188,294
Occidental Petroleum Corporation	166,215	14,417,489
Peabody Energy Corporation	55,360	2,701,568
Pioneer Natural Resources Company	23,874	1,866,231
QEP Resources Incorporated	36,143	1,272,595
Range Resources Corporation«	32,847	2,127,172
Southwestern Energy Company†	71,138	2,699,687
Spectra Energy Corporation	132,911	3,451,699
Sunoco Incorporated	24,764	944,499
Tesoro Petroleum Corporation†«	29,398	707,316
The Williams Companies Incorporated	120,263	3,245,898

4

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corporation	116,604	$2,649,243

		230,259,262
Financials : 14.79%

Capital Markets : 2.02%

Ameriprise Financial Incorporated	49,542	2,264,069
Bank of New York Mellon Corporation	253,906	5,248,237
BlackRock Incorporated	20,507	3,378,528
Charles Schwab Corporation	214,752	2,647,892
E*TRADE Financial Corporation†	51,474	636,219
Federated Investors Incorporated Class B«	19,037	337,145
Franklin Resources Incorporated«	29,489	3,536,321
Goldman Sachs Group Incorporated	105,866	12,303,747
Invesco Limited	94,484	1,729,057
Janus Capital Group Incorporated	38,073	277,933
Legg Mason Incorporated«	30,421	866,086
Morgan Stanley	303,894	5,318,145
Northern Trust Corporation	49,443	1,900,094
State Street Corporation	103,065	3,660,869
T. Rowe Price Group Incorporated«	53,113	2,840,483

		46,944,825
Commercial Banks : 2.48%

Branch Banking & Trust Corporation	142,412	3,174,363
Comerica Incorporated	41,081	1,051,263
Fifth Third Bancorp	187,860	1,995,073
First Horizon National Corporation	53,846	379,076
Huntington Bancshares Incorporated	176,546	888,026
KeyCorp	194,421	1,290,955
M&T Bank Corporation«	25,660	1,951,956
PNC Financial Services Group Incorporated	107,613	5,395,716
Regions Financial Corporation	256,920	1,166,417
SunTrust Banks Incorporated	109,782	2,184,662
US Bancorp	393,958	9,143,765
Wells Fargo & Company(l)	1,081,506	28,227,307
Zions Bancorporation«	37,588	655,535

		57,504,114
Consumer Finance : 1.64%

American Express Company	213,859	10,630,931
Capital One Financial Corporation	93,879	4,323,128
Discover Financial Services	111,540	2,806,346
MasterCard Incorporated	19,253	6,347,907
Paychex Incorporated	65,852	1,776,687
SLM Corporation	107,846	1,480,726
Visa Incorporated Class A	97,943	8,607,231
Western Union Company	129,284	2,135,772

		38,108,728
Diversified Financial Services : 4.39%

Bank of America Corporation	2,071,971	16,928,003
Berkshire Hathaway Incorporated Class B†	354,006	25,842,438
Citigroup Incorporated	597,208	18,543,308
CME Group Incorporated	13,713	3,663,017
InterContinental Exchange Incorporated†«	15,034	1,773,260
JPMorgan Chase & Company	812,533	30,518,739
Leucadia National Corporation«	40,506	1,200,193

5

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Financial Services (continued)

Moody’s Corporation«	40,525	$1,249,386
NASDAQ Stock Market Incorporated†	30,707	727,449
NYSE Euronext Incorporated	53,533	1,460,380

		101,906,173
Insurance : 2.40%

ACE Limited	68,991	4,455,439
AFLAC Incorporated	95,636	3,607,390
Allstate Corporation	106,934	2,804,879
American International Group Incorporated†«	89,204	2,259,537
AON Corporation«	67,588	3,158,387
Assurant Incorporated	19,734	694,045
Chubb Corporation	59,819	3,702,198
Cincinnati Financial Corporation«	33,331	930,602
Genworth Financial Incorporated†	100,309	693,135
Hartford Financial Services Group Incorporated	91,049	1,742,678
Lincoln National Corporation	64,097	1,330,013
Loews Corporation	63,532	2,390,074
Marsh & McLennan Companies Incorporated	112,003	3,328,729
MetLife Incorporated	216,142	7,262,371
Principal Financial Group Incorporated	65,703	1,666,228
Prudential Financial Incorporated	99,785	5,010,205
The Progressive Corporation	133,667	2,563,733
The Travelers Companies Incorporated	85,650	4,321,899
Torchmark Corporation«	21,488	821,056
UnumProvident Corporation	62,938	1,481,561
XL Group plc	67,133	1,397,038

		55,621,197
Real Estate Management & Development: 0.04%
CB Richard Ellis Group Incorporated Class A†	59,683	904,794

REIT : 1.75%

Apartment Investment & Management Company Class A	24,437	649,291
AvalonBay Communities Incorporated«	18,897	2,577,173
Boston Properties Incorporated«	29,771	3,104,818
Equity Residential«	60,250	3,686,095
HCP Incorporated«	83,024	3,095,135
Health Care REIT Incorporated«	36,143	1,841,847
Host Hotels & Resorts Incorporated	140,308	1,659,844
Kimco Realty Corporation	83,208	1,472,782
Plum Creek Timber Company«	33,112	1,257,263
Prologis Incorporated	92,888	2,529,340
Public Storage Incorporated«	28,611	3,540,039
Simon Property Group Incorporated	59,974	7,046,945
Ventas Incorporated«	58,792	3,144,196
Vornado Realty Trust«	33,529	2,880,476
Weyerhaeuser Company	110,129	1,985,626

		40,470,870
Thrifts & Mortgage Finance : 0.07%

Hudson City Bancorp Incorporated	107,698	668,805
People’s United Financial Incorporated	76,999	904,738

		1,573,543

6

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care : 11.51%

Biotechnology : 1.23%

Amgen Incorporated	190,110	$10,533,045
Biogen Idec Incorporated†	49,409	4,654,328
Celgene Corporation†	94,633	5,627,825
Cephalon Incorporated†	15,729	1,268,387
Gilead Sciences Incorporated†	160,935	6,418,892

		28,502,477
Health Care Equipment & Supplies : 1.89%

Baxter International Incorporated	116,630	6,528,947
Becton Dickinson & Company«	44,730	3,640,127
Boston Scientific Corporation†	312,485	2,118,648
C.R. Bard Incorporated	17,515	1,668,479
CareFusion Corporation†	45,688	1,170,070
Covidien plc	101,367	5,289,330
DENTSPLY International Incorporated«	28,785	1,013,232
Edwards Lifesciences Corporation†«	23,449	1,769,227
Intuitive Surgical Incorporated†«	8,034	3,063,766
Medtronic Incorporated	218,664	7,668,546
St. Jude Medical Incorporated	67,243	3,062,246
Stryker Corporation	68,231	3,332,402
Varian Medical Systems Incorporated†«	23,963	1,364,932
Zimmer Holdings Incorporated†	39,252	2,233,046

		43,922,998
Health Care Providers & Services : 2.11%

Aetna Incorporated	77,600	3,106,328
AmerisourceBergen Corporation	56,020	2,217,272
Cardinal Health Incorporated«	71,687	3,046,698
CIGNA Corporation	55,326	2,585,937
Coventry Health Care Incorporated†	30,308	996,527
DaVita Incorporated†	19,528	1,436,870
Express Scripts Incorporated†	99,827	4,685,879
Humana Incorporated	34,433	2,673,378
Laboratory Corporation of America Holdings†	20,489	1,711,446
McKesson Corporation	51,553	4,120,631
Medco Health Solutions Incorporated†	81,750	4,425,945
Patterson Companies Incorporated	19,598	572,654
Quest Diagnostics Incorporated	32,174	1,610,952
Tenet Healthcare Corporation†«	100,103	528,544
UnitedHealth Group Incorporated	221,540	10,527,581
WellPoint Incorporated	75,077	4,752,374

		48,999,016
Health Care Technology: 0.09%
Cerner Corporation†«	29,580	1,951,097

Life Sciences Tools & Services : 0.34%

Life Technologies Corporation†	36,554	1,535,268
PerkinElmer Incorporated	23,057	527,314
Thermo Fisher Scientific Incorporated†	78,368	4,304,754
Waters Corporation†	18,738	1,496,604

		7,863,940
Pharmaceuticals : 5.85%

Abbott Laboratories	317,817	16,688,571
Allergan Incorporated	62,322	5,098,563

7

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals (continued)

Bristol-Myers Squibb Company«	348,838	$10,377,931
Eli Lilly & Company	208,312	7,813,783
Forest Laboratories Incorporated†«	58,514	2,003,519
Hospira Incorporated†	34,306	1,584,937
Johnson & Johnson	560,504	36,881,163
Merck & Company Incorporated	631,140	20,903,357
Mylan Laboratories Incorporated†	89,817	1,864,601
Pfizer Incorporated	1,615,610	30,664,278
Watson Pharmaceuticals Incorporated†«	25,862	1,735,857

		135,616,560
Industrials : 10.23%

Aerospace & Defense : 2.55%

Boeing Company	150,961	10,093,252
General Dynamics Corporation	76,066	4,874,309
Goodrich Corporation	25,533	2,277,033
Honeywell International Incorporated	160,926	7,693,872
ITT Corporation	37,644	1,782,067
L-3 Communications Holdings Incorporated«	21,701	1,471,762
Lockheed Martin Corporation«	58,232	4,320,232
Northrop Grumman Corporation	56,857	3,105,529
Precision Castparts Corporation	29,420	4,820,467
Raytheon Company	72,831	3,148,484
Rockwell Collins Incorporated	31,501	1,589,540
United Technologies Corporation	187,151	13,895,962

		59,072,509
Air Freight & Logistics : 0.99%

C.H. Robinson Worldwide Incorporated«	33,325	2,349,413
Expeditors International of Washington Incorporated	43,425	1,975,838
FedEx Corporation	64,545	5,080,982
United Parcel Service Incorporated Class B«	201,659	13,589,800

		22,996,033
Airlines: 0.06%
Southwest Airlines Company«	161,884	1,395,440

Building Products: 0.03%
Masco Corporation«	73,224	649,497

Commercial Services & Supplies : 0.56%

Avery Dennison Corporation	21,605	628,922
Cintas Corporation«	23,035	736,659
Dun & Bradstreet Corporation	10,102	675,723
Equifax Incorporated	25,165	813,584
Iron Mountain Incorporated«	41,037	1,335,344
Pitney Bowes Incorporated«	41,684	846,602
Republic Services Incorporated	62,039	1,883,504
Robert Half International Incorporated	30,024	718,174
RR Donnelley & Sons Company	38,352	584,868
Stericycle Incorporated†«	17,554	1,539,661
Waste Management Incorporated«	96,964	3,203,691

		12,966,732
Construction & Engineering : 0.17%

Fluor Corporation	35,637	2,163,879
Jacobs Engineering Group Incorporated†	25,930	965,633

8

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Construction & Engineering (continued)
Quanta Services Incorporated†	44,184	$847,891

		3,977,403
Electrical Equipment : 0.45%

Emerson Electric Company	153,700	7,154,735
Rockwell Automation Incorporated	29,508	1,892,348
Roper Industries Incorporated	19,609	1,508,913

		10,555,996
Industrial Conglomerates : 2.26%

3M Company	145,298	12,056,828
General Electric Company	2,168,584	35,369,605
Textron Incorporated«	56,469	952,632
Tyco International Limited	95,888	3,987,023

		52,366,088
Machinery : 2.15%

Caterpillar Incorporated	131,776	11,991,616
Cummins Incorporated	40,127	3,728,601
Danaher Corporation	111,344	5,100,669
Deere & Company«	85,821	6,936,053
Dover Corporation	38,151	2,194,446
Eaton Corporation	69,768	2,996,536
Flowserve Corporation	11,416	1,076,985
Illinois Tool Works Incorporated	102,249	4,758,668
Ingersoll-Rand plc	67,736	2,269,833
Joy Global Incorporated	21,478	1,792,339
Paccar Incorporated	74,730	2,812,090
Pall Corporation	23,744	1,214,031
Parker Hannifin Corporation	33,161	2,435,012
Snap-On Incorporated«	11,900	629,629

		49,936,508
Road & Rail : 0.84%

CSX Corporation	225,492	4,947,294
Norfolk Southern Corporation	72,225	4,888,188
Ryder System Incorporated	10,499	494,293
Union Pacific Corporation	100,301	9,244,743

		19,574,518
Trading Companies & Distributors : 0.17%

Fastenal Company«	60,293	2,018,610
W.W. Grainger Incorporated«	11,898	1,833,482

		3,852,092
Information Technology : 17.59%

Communications Equipment : 1.98%

Cisco Systems Incorporated	1,124,669	17,634,810
F5 Networks Incorporated†	16,585	1,353,668
Harris Corporation«	26,009	1,049,463
JDS Uniphase Corporation†«	46,412	601,964
Juniper Networks Incorporated†	109,001	2,281,391
Motorola Mobility Holdings Incorporated†	60,318	2,275,195
Motorola Solutions Incorporated	69,427	2,922,182
QUALCOMM Incorporated	341,383	17,567,569

9

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Communications Equipment (continued)
Tellabs Incorporated	74,286	$303,087

		45,989,329
Computers & Peripherals : 4.52%

Apple Incorporated†	189,092	72,768,274
Dell Incorporated†«	335,720	4,990,478
EMC Corporation†	420,728	9,504,246
Hewlett-Packard Company	424,120	11,039,844
Lexmark International Incorporated†«	16,200	517,752
NetApp Incorporated†	75,222	2,829,852
SanDisk Corporation†	48,742	1,786,394
Western Digital Corporation†	47,521	1,401,394

		104,838,234
Electronic Equipment, Instruments & Components : 0.49%

Agilent Technologies Incorporated†	71,168	2,623,964
Amphenol Corporation Class A	36,020	1,692,220
Corning Incorporated	321,012	4,824,810
FLIR Systems Incorporated	32,652	844,707
Jabil Circuit Incorporated	40,213	677,589
Molex Incorporated«	28,431	621,217

		11,284,507
Internet Software & Services : 1.76%

Akamai Technologies Incorporated†	38,178	837,625
eBay Incorporated†	233,545	7,209,534
Google Incorporated Class A†	51,397	27,803,721
Monster Worldwide Incorporated†«	26,443	249,622
VeriSign Incorporated	34,449	1,073,086
Yahoo! Incorporated†«	266,423	3,624,685

		40,798,273
IT Services : 2.85%

Accenture plc	132,764	7,114,823
Automatic Data Processing Incorporated	102,179	5,112,015
Cognizant Technology Solutions Corporation Class A†	62,213	3,947,415
Computer Sciences Corporation	31,713	972,321
Fidelity National Information Services Incorporated	55,024	1,550,576
Fiserv Incorporated†	29,365	1,639,448
International Business Machines Corporation	247,664	42,575,918
SAIC Incorporated†	57,056	855,840
Teradata Corporation†	34,516	1,807,258
Total System Services Incorporated«	33,090	600,584

		66,176,198
Office Electronics: 0.10%

Xerox Corporation	286,512	2,378,050

Semiconductors & Semiconductor Equipment : 2.26%
Advanced Micro Devices Incorporated†«	118,094	806,582
Altera Corporation	65,888	2,397,664
Analog Devices Incorporated	61,269	2,023,102
Applied Materials Incorporated	269,554	3,051,351
Broadcom Corporation Class A	97,563	3,478,121
First Solar Incorporated†«	11,099	1,109,678
Intel Corporation	1,084,144	21,823,819

10

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

KLA-Tencor Corporation«	34,333	$1,259,334
Linear Technology Corporation	46,567	1,333,213
LSI Logic Corporation†	117,141	797,730
MEMC Electronic Materials Incorporated†«	47,114	328,856
Microchip Technology Incorporated«	38,949	1,278,306
Micron Technology Incorporated†	176,110	1,040,810
National Semiconductor Corporation	51,789	1,289,546
Novellus Systems Incorporated†«	14,238	398,237
NVIDIA Corporation†	122,746	1,633,749
Teradyne Incorporated†«	37,918	458,808
Texas Instruments Incorporated	237,434	6,223,145
Xilinx Incorporated	54,315	1,691,369

		52,423,420
Software : 3.63%

Adobe Systems Incorporated†«	103,151	2,603,531
Autodesk Incorporated†	47,225	1,331,745
BMC Software Incorporated†	36,164	1,468,620
CA Incorporated«	77,616	1,629,160
Citrix Systems Incorporated†	38,441	2,322,990
Compuware Corporation†	44,627	377,544
Electronic Arts Incorporated†«	67,978	1,534,943
Intuit Incorporated	55,945	2,759,767
Microsoft Corporation	1,517,400	40,362,840
Oracle Corporation	796,770	22,365,334
Red Hat Incorporated†	39,469	1,560,604
Salesforce.com Incorporated†«	24,642	3,172,658
Symantec Corporation†	154,492	2,649,538

		84,139,274
Materials : 3.49%

Chemicals : 2.07%

Air Products & Chemicals Incorporated	43,328	3,547,263
Airgas Incorporated	14,286	926,876
CF Industries Holdings Incorporated	14,617	2,672,280
Dow Chemical Company	240,381	6,838,839
E.I. du Pont de Nemours & Company	189,900	9,166,473
Eastman Chemical Company	14,528	1,201,901
Ecolab Incorporated	47,438	2,542,677
FMC Corporation	14,669	1,113,817
International Flavors & Fragrances Incorporated«	16,437	953,675
Monsanto Company	109,596	7,554,452
PPG Industries Incorporated	32,339	2,476,844
Praxair Incorporated	62,176	6,123,714
Sherwin-Williams Company	18,069	1,368,546
Sigma-Aldrich Corporation«	24,906	1,603,697

		48,091,054
Construction Materials: 0.04%

Vulcan Materials Company«	26,400	924,792
Containers & Packaging : 0.13%

Ball Corporation	34,345	1,233,672
Bemis Company Incorporated	21,539	669,001
Owens-Illinois Incorporated†	33,536	635,172

11

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Containers & Packaging (continued)

Sealed Air Corporation	32,748	$603,218

		3,141,063
Metals & Mining : 1.10%

AK Steel Holding Corporation«	22,545	202,680
Alcoa Incorporated«	217,507	2,786,265
Allegheny Technologies Incorporated«	21,700	1,087,604
Cliffs Natural Resources Incorporated	29,578	2,450,537
Freeport-McMoRan Copper & Gold Incorporated Class B	193,705	9,131,254
Newmont Mining Corporation	100,949	6,321,426
Nucor Corporation	64,628	2,331,778
Titanium Metals Corporation«	18,421	295,289
United States Steel Corporation«	29,397	885,438

		25,492,271
Paper & Forest Products : 0.15%

International Paper Company	89,409	2,427,454
MeadWestvaco Corporation«	34,697	954,861

		3,382,315
Telecommunication Services : 3.02%

Diversified Telecommunication Services : 2.71%

AT&T Incorporated	1,210,921	34,487,030
CenturyTel Incorporated	125,713	4,544,525
Frontier Communications Corporation«	203,501	1,524,222
Verizon Communications Incorporated	578,485	20,923,802
Windstream Corporation«	104,278	1,324,331

		62,803,910
Wireless Telecommunication Services : 0.31%

American Tower Corporation Class A†	81,102	4,368,154
MetroPCS Communications Incorporated†	54,286	605,832
Sprint Nextel Corporation†«	611,737	2,300,131

		7,274,117

Utilities : 3.61%

Electric Utilities : 2.09%

American Electric Power Company Incorporated	98,516	3,805,673
Consolidated Edison Incorporated«	59,826	3,362,819
Duke Energy Corporation	272,229	5,147,850
Edison International	66,621	2,477,635
Entergy Corporation	36,391	2,373,057
Exelon Corporation«	135,444	5,840,345
FirstEnergy Corporation«	85,516	3,784,083
Nextera Energy Incorporated	86,282	4,893,915
Northeast Utilities	36,147	1,254,301
Pepco Holdings Incorporated	46,165	899,294
Pinnacle West Capital Corporation	22,292	986,198
PPL Corporation	118,015	3,408,273
Progress Energy Incorporated	60,224	2,938,931
The Southern Company	173,627	7,181,213

		48,353,587

12

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED

Security Name			Shares	Value
Gas Utilities : 0.09%

Nicor Incorporated			9,313	$517,803
ONEOK Incorporated«			21,904	1,552,994

				2,070,797

Independent Power Producers & Energy Traders : 0.18%

AES Corporation†			134,319	1,458,704
Constellation Energy Group Incorporated			41,039	1,579,591
NRG Energy Incorporated†			49,297	1,155,522

				4,193,817

Multi-Utilities : 1.25%

Ameren Corporation			49,310	1,492,121
CenterPoint Energy Incorporated			86,987	1,740,610
CMS Energy Corporation«			51,601	1,016,540
Dominion Resources Incorporated			117,738	5,738,550
DTE Energy Company			34,628	1,750,792
Integrys Energy Group Incorporated			15,920	797,114
NiSource Incorporated«			57,168	1,221,108
PG&E Corporation			81,372	3,446,104
Public Service Enterprise Group Incorporated			103,447	3,530,646
SCANA Corporation«			23,372	940,022
Sempra Energy			48,961	2,571,432
TECO Energy Incorporated«			43,950	804,285
Wisconsin Energy Corporation			47,796	1,512,265
Xcel Energy Incorporated«			99,004	2,442,429

				29,004,018

Total Common Stocks (Cost $2,055,109,756)				2,275,603,646

			Principal
Other : 0.20%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$4,588,126	1,750,370
VFNC Corporation, Pass-through Entity, 0.21% (a)144A(i)(v)±			5,300,663	2,862,358

Total Other (Cost $2,107,716)				4,612,728

Short-Term Investments: 9.15%

	Yield		Shares
Investment Companies : 9.00%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%		32,123,678	32,123,678
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19		176,613,142	176,613,142

				208,736,820

		Maturity Date	Principal
US Treasury Securities : 0.15%

US Treasury Bill #	0.03	11/17/2011	$500,000	499,968
US Treasury Bill #	0.01	10/13/2011	500,000	499,993
US Treasury Bill #	0.01	10/27/2011	2,500,000	2,499,953

				3,499,914

Total Short-Term Investments (Cost $212,236,555)				212,236,734

13

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Total Investments in Securities (Cost $2,269,454,027)*	107.47%	2,492,453,108
Other Assets and Liabilities, Net	(7.47)	(173,275,908)

Total Net Assets	100.00%	$2,319,177,200

†	Non-income earning security.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate. The total cost of affiliated investments is $240,844,536.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,353,151,043 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$439,961,975
Gross unrealized depreciation	(300,659,910)

Net unrealized appreciation	$139,302,065

14

WELLS FARGO ADVANTAGE INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various participating portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each participating portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Portfolio’s percentage ownership of the joint account as of such date.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,275,603,646	$0	$0	$2,275,603,646
Other	0	0	4,612,728	4,612,728
Short-term investments
Investment companies	32,123,678	176,613,142	0	208,736,820
U.S. Treasury obligations	0	3,499,914	0	3,499,914

	$2,307,727,324	$180,113,056	$4,612,728	$2,492,453,108

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(5,448)	$0	$0	$(5,448)

+	Futures contracts are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$5,242,173
Realized gains (losses)	0
Change in unrealized gains (losses)	28,478
Purchases	0
Sales	(657,923)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$4,612,728

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(288,621)

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure.

At August 31, 2011, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Losses
September 2011	135 Long	S&P 500 Index	$41,097,375	$(5,448)

As of August 31, 2011, the Portfolio had an average notional amount of $29,734,324 in futures contracts during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 94.50%

Argentina : 0.80%

Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	12,265	$139,944
YPF SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,669	65,809

		205,753

Australia : 2.82%

AMP Limited (Financials, Insurance)	19,660	95,697
Commonwealth Bank of Australia (Financials, Commercial Banks)	4,407	228,124
Newcrest Mining Limited (Materials, Metals & Mining)	6,335	272,583
Westpac Banking Corporation (Financials, Commercial Banks)	6,048	133,941

		730,345

Belgium : 0.94%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	4,428	244,415

Canada : 4.72%

Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	9,535	282,427
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	8,529	322,243
Goldcorp Incorporated (Materials, Metals & Mining)	4,314	224,665
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	5,845	187,293
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	4,649	206,506

		1,223,134

China : 4.49%

Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	1,189	173,332
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)«	4,559	233,284
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment)	524,000	240,664
SINA Corporation (Information Technology, Internet Software & Services)«†	2,782	298,815
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,200	124,069
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	33,600	93,593

		1,163,757

Denmark : 0.71%
Carlsberg A/S (Consumer Staples, Beverages)	2,453	183,658

France : 10.07%

Alstom SA (Industrials, Machinery)	3,680	169,858
BNP Paribas SA (Financials, Commercial Banks)	2,159	111,051
Compagnie de Saint-Gobain (Industrials, Building Products)	1,593	80,012
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	12,477	238,379
Groupe Danone (Consumer Staples, Food Products)	4,174	284,893
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,254	380,394
Pernod-Ricard (Consumer Staples, Beverages)	3,297	295,874
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	750	124,803
Publicis Groupe (Consumer Discretionary, Media)	2,808	131,892
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,891	210,835
Technip SA (Energy, Energy Equipment & Services)	3,608	351,866
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,708	229,917

		2,609,774

Germany : 8.31%

Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,088	145,373
Allianz AG (Financials, Insurance)	2,234	229,812
Bayer AG (Health Care, Pharmaceuticals)	4,914	316,013
Daimler AG (Consumer Discretionary, Automobiles)	2,872	155,146

1

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Germany (continued)

Deutsche Boerse AG (Financials, Capital Markets)	1,707	$98,955
E.ON AG (Utilities, Electric Utilities)	3,853	84,143
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	4,356	450,041
Hochtief AG (Industrials, Construction & Engineering)	2,005	142,665
Metro AG (Consumer Staples, Food & Staples Retailing)	3,301	145,334
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,033	134,759
SAP AG (Information Technology, Software)	3,402	185,526
Siemens AG (Industrials, Industrial Conglomerates)	641	65,938

		2,153,705

Israel : 1.00%

Check Point Software Technologies Limited (Information Technology, Software)«†	1,945	105,886
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	3,720	153,859

		259,745

Italy : 0.78%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	10,054	202,148

Japan : 11.27%

Canon Incorporated (Information Technology, Office Electronics)	5,000	235,942
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	70,000	315,114
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	17	73,477
Komatsu Limited (Industrials, Machinery)	4,600	122,695
Makita Corporation (Industrials, Machinery)	6,600	274,561
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	48,300	219,056
Nintendo Company Limited (Information Technology, Software)	1,000	176,306
NKSJ Holdings Incorporated (Financials, Insurance)	17,000	100,473
Nomura Holdings Incorporated (Financials, Capital Markets)	28,700	120,898
Sumitomo Heavy Industries Limited (Industrials, Machinery)	54,000	327,056
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	5,400	159,881
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,100	101,123
Toshiba Corporation (Information Technology, Computers & Peripherals)	17,000	74,186
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	14,700	529,572
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	276	89,515

		2,919,855

Luxembourg : 0.65%

Acergy SA (Energy, Energy Equipment & Services)	5,463	126,588
ArcelorMittal (Materials, Metals & Mining)	1,907	41,949

		168,537

Netherlands : 4.77%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,548	160,234
ING Groep NV (Financials, Diversified Financial Services)†	10,446	90,644
Nielsen Holdings NV (Industrials, Professional Services)†	4,445	131,839
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	6,431	220,587
Unilever NV (Consumer Staples, Food Products)	12,275	416,051
USG People NV (Industrials, Commercial Services & Supplies)	21,378	216,128

		1,235,483

Norway : 1.59%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	24,648	411,449

Singapore : 0.55%
DBS Group Holdings Limited (Financials, Commercial Banks)	13,000	143,083

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
South Korea : 2.19%

Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	1,582	$303,781
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	376	264,044

		567,825

Spain : 2.43%

Banco Santander Central Hispano SA (Financials, Commercial Banks)	5,307	49,035
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	2,074	176,261
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	14,075	405,080

		630,376

Switzerland : 11.88%

ABB Limited (Industrials, Electrical Equipment)	9,159	195,336
Adecco SA (Industrials, Professional Services)	2,531	117,878
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,471	374,112
Credit Suisse Group AG (Financials, Capital Markets)	3,011	86,343
Nestle SA (Consumer Staples, Food Products)	10,441	646,033
Novartis AG (Health Care, Pharmaceuticals)	8,327	485,872
Roche Holdings AG (Health Care, Pharmaceuticals)	2,916	509,903
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	717	326,199
UBS AG (Financials, Capital Markets)	5,554	80,303
Zurich Financial Services AG (Financials, Insurance)	1,129	254,355

		3,076,334

United Kingdom : 24.53%

Anglo American plc (Materials, Metals & Mining)	3,413	141,426
Antofagasta plc (Materials, Metals & Mining)	12,031	261,418
Ashtead Group plc (Industrials, Trading Companies & Distributors)	55,447	105,709
Barclays plc (Financials, Commercial Banks)	38,676	106,862
BG Group plc (Health Care, Health Care Providers & Services)	12,769	275,372
BHP Billiton plc (Materials, Metals & Mining)	10,727	365,102
BP plc (Energy, Oil, Gas & Consumable Fuels)	30,290	197,704
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,457	210,914
Cookson Group plc (Utilities, Multi-Utilities)	12,807	109,119
Diageo plc (Consumer Staples, Beverages)	17,750	356,654
Experian Group Limited (Financials, Diversified Financial Services)	15,428	175,845
Game Group plc (Consumer Discretionary, Specialty Retail)	142,177	56,005
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	15,180	323,173
HSBC Holdings plc (Financials, Commercial Banks)	55,536	483,720
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	6,236	206,294
Intertek Group plc (Industrials, Commercial Services & Supplies)	5,152	168,627
Kingfisher plc (Consumer Discretionary, Specialty Retail)	34,496	132,258
Land Securities Group plc (Financials, REIT)	10,397	124,201
New World Resources plc (Materials, Metal & Mining)	9,996	97,035
Persimmon plc (Consumer Discretionary, Household Durables)	27,396	201,428
Rio Tinto plc (Materials, Metals & Mining)	4,449	271,204
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	13,903	465,074
SABMiller plc (Consumer Staples, Beverages)	6,068	219,536
Standard Chartered plc (Financials, Commercial Banks)	9,417	213,932
Travis Perkins plc (Industrials, Trading Companies & Distributors)	13,422	179,285
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	203,975	535,282
WPP plc (Consumer Discretionary, Media)	14,905	155,497
Xstrata plc (Materials, Metals & Mining)	12,489	216,900

		6,355,576

Total Common Stocks (Cost $24,175,089)		24,484,952

3

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name			Shares	Value
Investment Companies: 1.38%

iShares MSCI China Index ETF			2,226	$119,291
Vanguard FTSE All-World Ex-US Index ETF «			2,685	119,509
Vanguard MSCI EAFE ETF			3,472	117,979

Total Investment Companies (Cost $344,160)				356,779

		Yield
Short-Term Investments: 8.84%

Investment Companies : 8.84%

Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.05%	1,633,640	1,633,640
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)		0.19	657,320	657,320

Total Short-Term Investments (Cost $2,290,960)				2,290,960

Total Investments in Securities (Cost $26,810,209)*	104.72%			27,132,691
Other Assets and Liabilities, Net	(4.72)			(1,223,965)

Total Net Assets	100.00%			$25,908,726

«	All or a portion of this security is on loan.
†	Non-income earning security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $27,403,016 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,398,901
Gross unrealized depreciation	(1,669,226)

Net unrealized depreciation	$(270,325)

4

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Equity Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Portfolio may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$3,916,172	$20,568,780	$0	$24,484,952
Investment companies	356,779	0	0	356,779
Short-term investments
Investment companies	1,633,640	657,320	0	2,290,960

	$5,906,591	21,226,100	$0	$27,132,691

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$10,790	$0	$10,790

+	Forward foreign currency contracts are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into forward foreign currency exchange contracts for hedging purposes.

At August 31, 2011, the Portfolio had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at August 31, 2011	In Exchange for U.S. $	Net Unrealized Gains
11/17/2011	Brown Brothers Harriman & Company	70,000 CHF	$87,068	$89,428	$2,360
11/17/2011	Brown Brothers Harriman & Company	250,000 CHF	310,957	319,387	8,430

The Portfolio had average market values of $227,496 in forward foreign currency exchange contracts to sell during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.23%

Australia : 3.32%

Asciano Group (Industrials, Road & Rail)	882,983	$1,487,359
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	12,977	163,775
Foster’s Group Limited (Consumer Staples, Beverages)	314,875	1,684,548
Treasury Wine Estates Limited (Consumer Staples, Beverages)	105,936	403,136

		3,738,818
Belgium : 4.03%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	82,280	4,541,664
Brazil : 1.11%
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	42,959	1,247,959
Canada : 3.23%

Canadian National Railway Company (Industrials, Road & Rail)«	8,399	619,846
Canadian Pacific Railway Limited (Industrials, Road & Rail)«	52,516	3,015,469

		3,635,315
China : 2.93%
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	22,689	3,307,602
France : 10.64%

Air Liquide SA (Materials, Chemicals)	4,438	576,389
BNP Paribas SA (Financials, Commercial Banks)	20,317	1,045,034
Groupe Danone (Consumer Staples, Food Products)	19,583	1,336,623
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,928	494,140
Pernod-Ricard (Consumer Staples, Beverages)	29,173	2,617,993
Publicis Groupe (Consumer Discretionary, Media)	16,468	773,506
Schneider Electric SA (Industrials, Electrical Equipment)	10,120	1,347,768
Societe Generale (Financials, Commercial Banks)	2,459	81,008
Unibail-Rodamco (Financials, Real Estate Management & Development)	11,084	2,388,550
Vinci SA (Industrials, Construction & Engineering)	25,321	1,321,215

		11,982,226
Germany : 11.03%

BASF SE (Materials, Chemicals)	5,739	408,119
Bayer AG (Health Care, Pharmaceuticals)	43,771	2,814,858
Beiersdorf AG (Consumer Staples, Personal Products)	19,403	1,140,579
Brenntag AG (Materials, Chemicals)	12,224	1,255,217
Daimler AG (Consumer Discretionary, Automobiles)	27,869	1,505,484
Linde AG (Materials, Chemicals)	26,164	4,003,066
Siemens AG (Industrials, Industrial Conglomerates)	12,591	1,295,212

		12,422,535
Hong Kong : 19.64%

AIA Group Limited (Financials, Insurance)	847,600	2,983,425
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	95,651	462,275
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	290,543	798,949
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	126,600	1,784,312
China Resources Land Limited (Industrials, Machinery)	350,500	572,534
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	233,401	586,367
Hang Seng Bank Limited (Financials, Commercial Banks)	68,048	1,005,287
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	173,600	1,014,840
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	125,966	729,659
Huabao International Holdings Limited (Materials, Chemicals)	536,569	414,280
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	177,600	343,984

1

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Hong Kong (continued)

NWS Holdings Limited (Industrials, Industrial Conglomerates)	408,791	$579,380
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,711,258	5,336,213
Sino Land Company (Financials, Real Estate Management & Development)	885,320	1,355,656
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	128,300	1,812,051
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	722,322	2,346,664

		22,125,876
India : 1.06%

Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	23,552	192,098
Housing Development Finance Corporation (Industrials, Construction & Engineering)	68,898	998,118

		1,190,216
Ireland : 0.78%
Accenture plc (Information Technology, IT Services)«	16,320	874,589
Italy : 0.96%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	112,127	1,086,427
Japan : 11.05%

Bridgestone Corporation (Consumer Discretionary, Auto Components)	49,400	1,102,105
Canon Incorporated (Information Technology, Office Electronics)	24,500	1,156,117
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	76,000	2,476,458
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	710	3,068,766
Kao Corporation (Consumer Staples, Personal Products)	30,200	802,304
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	83,500	1,432,651
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	72,500	2,410,254

		12,448,655
Netherlands : 4.68%

Akzo Nobel NV (Materials, Chemicals)	34,156	1,737,164
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	6,988	348,989
Unilever NV (Consumer Staples, Food Products)	93,968	3,184,964

		5,271,117
Russia : 0.94%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	87,017	1,057,257
Singapore : 0.25%
City Developments Limited (Financials, Real Estate Management & Development)	33,427	279,507
South Korea : 0.79%
NHN Corporation (Internet Software, Internet Software & Services)†	4,520	886,773
Spain : 0.54%
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	7,231	614,533
Sweden : 0.47%
Sandvik AB (Industrials, Machinery)	40,118	533,397
Switzerland : 8.98%

Adecco SA (Industrials, Professional Services)	24,968	1,162,852
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,847	1,031,799
Givaudan SA (Materials, Chemicals)	906	875,813
Nestle SA (Consumer Staples, Food Products)	69,965	4,329,056

2

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Switzerland (continued)

Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,985	$2,722,873

		10,122,393
United Kingdom : 9.80%

BG Group plc (Health Care, Health Care Providers & Services)	23,296	502,394
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	523,323	722,971
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	12,369	263,328
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	45,413	1,502,315
Johnson Matthey plc (Materials, Chemicals)	13,305	367,641
Kingfisher plc (Consumer Discretionary, Specialty Retail)	145,508	557,880
Land Securities Group plc (Financials, REIT)	64,603	771,741
Prudential plc (Financials, Insurance)	33,506	337,518
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	15,248	509,882
SABMiller plc (Consumer Staples, Beverages)	37,023	1,339,468
Standard Chartered plc (Financials, Commercial Banks)	33,131	752,657
Tate & Lyle plc (Consumer Staples, Food Products)	62,761	590,400
WPP plc (Consumer Discretionary, Media)	270,251	2,819,512

		11,037,707
Total Common Stocks (Cost $104,143,844)		108,404,566

Short-Term Investments: 8.15%
		Yield
Investment Companies : 8.15%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.13%	5,189,507	5,189,507
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19	3,991,425	3,991,425

Total Short-Term Investments (Cost $9,180,932)				9,180,932
Total Investments in Securities (Cost $113,324,776)*	104.38%			117,585,498

Other Assets and Liabilities, Net	(4.38)			(4,932,420)

Total Net Assets	100.00%			$112,653,078

«	All or a portion of this security is on loan.
†	Non-income earning securities.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $115,613,400 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,297,853
Gross unrealized depreciation	(6,325,755)

Net unrealized appreciation	$1,972,098

3

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2011(unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Growth Portfolio (the”Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$18,196,500	$90,208,066	$0	$108,404,566
Short-term investments
Investment companies	5,189,507	3,991,425	0	9,180,932

	$23,386,007	$94,199,491	$0	$117,585,498

Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities valued in the amount of $88,977,309 in common stocks were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities due to movements against a specified benchmark were necessary at August 31, 2011.

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 98.02%

Australia : 8.94%

AGL Energy Limited (Utilities, Multi-Utilities)	1,238	$20,556
Alumina Limited (Materials, Metals & Mining)	6,177	11,777
Amcor Limited (Materials, Containers & Packaging)	3,225	23,266
AMP Limited (Financials, Insurance)	7,096	34,540
Asciano Group (Industrials, Road & Rail)	7,708	12,984
ASX Limited (Financials, Diversified Financial Services)	450	13,995
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,590	143,592
Bendigo Bank Limited (Financials, Commercial Banks)	991	9,307
BHP Billiton Limited (Materials, Metals & Mining)	7,997	340,238
BlueScope Steel Limited (Industrials, Professional Services)	4,803	4,231
Boral Limited (Materials, Construction Materials)	1,915	7,596
Brambles Limited (Industrials, Commercial Services & Supplies)	3,746	27,093
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	400	4,660
CFS Retail Property Trust (Financials, REIT)	4,680	9,005
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,337	16,874
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	149	12,091
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,832	198,360
Computershare Limited (Information Technology, IT Services)	1,171	9,736
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,188	10,624
CSL Limited (Health Care, Biotechnology)	1,385	41,759
DB Rreef Trust (Financials, REIT)	12,665	11,657
Duluxgroup Limited (Materials, Chemicals)	19	54
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	1,878	7,930
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	5,713
Fortescue Metals Group Limited (Materials, Metals & Mining)	2,862	18,658
Foster’s Group Limited (Consumer Staples, Beverages)	5,085	27,204
GPT Group (Financials, REIT)	4,457	14,906
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)†	1,574	3,499
Iluka Resources Limited (Materials, Metals & Mining)	1,068	18,951
Incitec Pivot Limited (Materials, Chemicals)	4,213	17,130
Insurance Australia Group Limited (Financials, Insurance)	5,605	18,257
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	8,613
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,444	13,021
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	8,451
MacArthur Coal Limited (Materials, Metals & Mining)	390	6,646
Macquaire Office Trust (Financials, REIT)	2	7
Macquarie Airports Group (Industrials, Transportation Infrastructure)	1,087	3,680
Macquarie Goodman Group (Financials, REIT)	15,581	10,880
Macquarie Group Limited (Financials, Capital Markets)	898	24,983
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,825	7,940
Mirvac Group (Financials, REIT)	8,853	11,450
National Australia Bank Limited (Financials, Commercial Banks)	5,498	140,235
Newcrest Mining Limited (Materials, Metals & Mining)	1,869	80,420
OneSteel Limited (Materials, Metals & Mining)	3,593	5,807
Orica Limited (Materials, Chemicals)	962	24,236
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,706	41,209
OZ Minerals Limited (Materials, Metals & Mining)	790	10,053
Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	2,019	4,579
Qantas Airways Limited (Industrials, Airlines)	3,289	5,543
QBE Insurance Group Limited (Financials, Insurance)	2,658	40,242
QR National Limited (Industrials, Road & Rail)	4,487	15,878
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	6,544
Rio Tinto Limited (Materials, Metals & Mining)	1,064	83,211
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,195	27,723
Sims Group Limited (Materials, Metals & Mining)	387	6,396
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	969	12,195
SP AusNet (Utilities, Electric Utilities)	4,319	4,287
Stockland (Financials, REIT)	6,260	20,086
SunCorp-Metway Limited (Financials, Insurance)	3,227	28,312
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,878	5,677
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,539	8,801

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Australia (continued)

Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	10,780	$34,933
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,708	8,928
Transurban Group (Industrials, Transportation Infrastructure)	3,329	18,470
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,454	80,909
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	385	12,922
Westfield Group (Financials, REIT)	5,542	48,382
Westfield Retail Trust (Financials, REIT)	5,754	16,182
Westpac Banking Corporation (Financials, Commercial Banks)	7,629	168,954
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,603	60,588
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,096	83,531
WorleyParsons Limited (Energy, Energy Equipment & Services)	505	14,755

		2,311,902
Austria : 0.31%

Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	497	18,049
IMMOEAST AG (Financials, REIT)(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REIT)	2,606	9,298
OMV AG (Energy, Oil, Gas & Consumable Fuels)	389	15,329
Raiffeisen International Bank Holdings (Financials, Commercial Banks)	128	5,300
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	843	9,346
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	6,845
Voestalpine AG (Materials, Metals & Mining)	289	11,121
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	114	5,303

		80,591
Belgium : 0.98%

Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,980	109,291
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	4
Bekaert SA (Industrials, Electrical Equipment)	102	5,796
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	395	12,930
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	10,415
Delhaize Group (Consumer Staples, Food & Staples Retailing)	272	18,227
Dexia (Financials, Commercial Banks)†	1,733	4,056
Fortis (Financials, Insurance)	6,006	12,071
Fortis VVPR Strip (Financials, Insurance)†	9,100	13
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	217	17,489
KBC Groep NV (Financials, Commercial Banks)	435	12,252
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	80	5,180
Solvay SA (Materials, Chemicals)	159	19,476
UCB SA (Health Care, Pharmaceuticals)	265	11,825
Umicore (Materials, Chemicals)	295	14,240

		253,265
Bermuda : 0.18%

Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	12
Li & Fung Limited (Consumer Discretionary, Distributors)	12,400	22,368
Seadrill Limited (Energy, Energy Equipment & Services)	728	23,557

		45,937
Cyprus : 0.01%
Bank of Cyprus Public Company Limited (Financials, Commercial Banks)	2,006	3,456
Denmark : 0.97%

A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	6,749
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	4	27,949
Carlsberg A/S (Consumer Staples, Beverages)	271	20,290
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	54	8,077
Danske Bank A/S (Financials, Commercial Banks)	1,539	22,723

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Denmark (continued)

DSV A/S (Industrials, Road & Rail)	550	$11,500
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,062	113,126
Novozymes A/S Class B (Materials, Chemicals)	106	15,479
Pandora A/S (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141	1,258
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	900	7,822
Trygvesta A/S (Financials, Insurance)	75	4,181
Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	548	11,485
William Demant Holding (Health Care, Health Care Equipment & Supplies)†	20	1,648

		252,287
Finland : 0.95%

Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	357	7,554
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,155	31,040
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	138	5,330
Kone Oyj (Industrials, Machinery)	388	22,934
Metso Oyj (Industrials, Machinery)	319	12,085
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	380	4,214
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,624	61,904
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	280	10,383
OKO Bank (Financials, Diversified Financial Services)	368	4,192
Orion Oyj (Health Care, Pharmaceuticals)	267	6,003
Outokumpu Oyj (Materials, Metals & Mining)	238	2,388
Rautaruukki Oyj (Materials, Metals & Mining)	200	3,033
Sampo Oyj (Financials, Insurance)	1,107	31,786
SanomaWSOY Oyj (Consumer Discretionary, Media)†	240	3,617
Stora Enso Oyj (Materials, Paper & Forest Products)	1,560	11,377
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,318	17,241
Wartsila Oyj (Industrials, Machinery)	376	10,451

		245,532
France : 9.10%

Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	378	13,551
Aeroports de Paris (Industrials, Transportation Infrastructure)†	88	7,346
Air France-KLM (Industrials, Airlines)	400	3,921
Air Liquide SA (Materials, Chemicals)	694	90,134
Alcatel SA (Information Technology, Communications Equipment)†	5,904	21,617
Alstom SA (Industrials, Machinery)	541	24,971
ANF Immobilier (Financials, REIT)	2	88
Arkema (Industrials, Professional Services)	141	10,904
Atos Origin SA (Information Technology, IT Services)	134	6,693
AXA SA (Financials, Insurance)	4,418	70,910
BNP Paribas SA (Financials, Commercial Banks)	2,372	122,007
Bouygues SA (Industrials, Construction & Engineering)	607	23,269
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	129	10,497
Cap Gemini SA (Information Technology, IT Services)	397	16,053
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,464	38,991
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	142	11,813
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	138	19,985
CNP Assurances (Financials, Insurance)	355	6,280
Compagnie de Saint-Gobain (Industrials, Building Products)	1,023	51,383
Compagnie Generale de Geophysique - Veritas (Energy, Energy Equipment & Services)†	378	9,570
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	414	30,297
Credit Agricole SA (Financials, Commercial Banks)	2,460	24,051
Dassault Systemes SA (Information Technology, Software)	156	12,630
Edenred (Consumer Staples, Commercial Services & Supplies)	434	11,892
Eiffage SA (Industrials, Construction & Engineering)†	120	5,828
Electricite de France (Utilities, Electric Utilities)	609	18,595
Eramet (Materials, Metals & Mining)	15	3,208
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	473	36,218
Eurazeo (Financials, Diversified Financial Services)	90	5,125

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
France (continued)

Eutelsat Communications SA (Consumer Discretionary, Media)	260	$11,569
Fonciere des Regions (Financials, REIT)	72	5,988
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,528	86,510
GDF Suez (Utilities, Multi-Utilities)	3,042	95,551
GDF Suez VVPR Strip (Utilities, Electric Utilities)	1,701	2
Gecina SA (Financials, REIT)	56	6,257
Groupe Danone (Consumer Staples, Food Products)	1,479	100,948
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,205	11,206
ICADE (Financials, REIT)	69	6,975
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	48	5,750
Imerys SA (Materials, Construction Materials)	50	3,271
JC Decaux SA (Consumer Discretionary, Media)	197	4,879
Klepierre (Financials, REIT)	270	9,338
L’Oreal SA (Consumer Staples, Personal Products)	611	66,315
Lafarge SA (Materials, Construction Materials)	528	21,971
Lagardere SCA (Consumer Discretionary, Media)	299	10,213
Legrand SA (Industrials, Electrical Equipment)	410	16,239
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	623	105,140
M6 Metropole Television (Consumer Discretionary, Media)	188	3,995
Natixis (Financials, Commercial Banks)	2,371	9,458
Neopost SA (Information Technology, Office Electronics)	94	6,763
Pernod-Ricard (Consumer Staples, Beverages)	503	45,139
Peugeot SA (Consumer Discretionary, Automobiles)	393	12,012
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	197	32,782
Publicis Groupe (Consumer Discretionary, Media)	336	15,782
Renault SA (Consumer Discretionary, Automobiles)	506	20,561
Safran SA (Industrials, Aerospace & Defense)	424	16,402
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,772	202,156
Schneider Electric SA (Industrials, Electrical Equipment)	618	82,304
SCOR SE (Financials, Insurance)	444	10,449
Societe BIC SA (Industrials, Commercial Services & Supplies)	79	7,662
Societe Generale (Financials, Commercial Banks)	1,609	53,879
Societe Television Francaise 1 (Consumer Discretionary, Media)	348	5,513
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	18,199
Suez Environnement SA (Utilities, Water Utilities)	717	11,999
Technip SA (Energy, Energy Equipment & Services)	249	24,283
Thales SA (Industrials, Aerospace & Defense)	220	8,133
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,233	255,556
Unibail-Rodamco (Financials, Real Estate Management & Development)	233	50,210
Vallourec SA (Industrials, Machinery)	291	26,087
Veolia Environnement (Utilities, Multi-Utilities)	937	15,560
Vinci SA (Industrials, Construction & Engineering)	1,126	58,753
Vivendi SA (Consumer Discretionary, Media)	3,179	77,295
Wendel (Industrials, Industrial Conglomerates)	84	7,144

		2,354,025
Germany : 7.25%

Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	545	37,945
Allianz AG (Financials, Insurance)	1,116	114,803
Axel Springer AG (Consumer Discretionary, Media)	117	5,027
BASF SE (Materials, Chemicals)	2,272	161,569
Bayer AG (Health Care, Pharmaceuticals)	2,097	134,855
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	806	65,210
Beiersdorf AG (Consumer Staples, Personal Products)	230	13,520
Brenntag AG (Materials, Chemicals)	74	7,599
Celesio AG (Health Care, Health Care Providers & Services)	224	3,727
Commerzbank AG (Financials, Commercial Banks)	8,437	24,933
Continental AG (Consumer Discretionary, Auto Components)	165	12,165
Daimler AG (Consumer Discretionary, Automobiles)	2,297	124,084
Deutsche Bank AG (Financials, Capital Markets)	2,327	94,115
Deutsche Boerse AG (Financials, Capital Markets)	491	28,463
Deutsche Lufthansa AG (Industrials, Airlines)	580	9,788

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Germany (continued)

Deutsche Post AG (Industrials, Air Freight & Logistics)	2,145	$32,737
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,123	89,927
E.ON AG (Utilities, Electric Utilities)	4,586	100,150
Fraport AG (Industrials, Transportation Infrastructure)	109	7,626
Fresenius Medical Care AG & Company (Health Care, Health Care Providers & Services)	499	33,794
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	277	28,618
GEA Group AG (Industrials, Machinery)	436	12,768
Hannover Rueckversicherung AG (Financials, Insurance)	145	6,843
Heidelbergcement AG (Materials, Construction Materials)	353	15,152
Henkel KGaA (Consumer Staples, Household Products)	338	16,348
Hochtief AG (Industrials, Construction & Engineering)	120	8,539
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,863	24,311
K+S AG (Materials, Chemicals)	439	30,809
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	142	7,929
LANXESS AG (Materials, Chemicals)	219	13,625
Linde AG (Materials, Chemicals)	411	62,883
MAN AG (Industrials, Machinery)	161	14,531
Merck KGaA (Health Care, Pharmaceuticals)	167	14,956
Metro AG (Consumer Staples, Food & Staples Retailing)	341	15,013
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	481	62,748
RWE AG (Utilities, Multi-Utilities)	1,072	40,207
Salzgitter AG (Materials, Metals & Mining)	100	6,193
SAP AG (Information Technology, Software)	2,272	123,902
Siemens AG (Industrials, Industrial Conglomerates)	2,035	209,337
Suedzucker AG (Consumer Staples, Food Products)	194	6,784
Thyssenkrupp AG (Materials, Metals & Mining)	788	26,459
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	410	2,816
United Internet AG (Information Technology, Internet Software & Services)	356	6,462
Volkswagen AG (Consumer Discretionary, Automobiles)	78	11,848
Wacker Chemie AG (Materials, Chemicals)	38	5,521

		1,876,639
Greece : 0.16%

Alpha Bank AE (Financials, Commercial Banks)	1,509	4,865
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	9,545
EFG Eurobank Ergasias SA (Financials, Commercial Banks)	961	2,198
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	730	4,481
National Bank of Greece SA (Financials, Commercial Banks)	2,157	9,530
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	7,158
Public Power Corporation SA (Utilities, Electric Utilities)	340	2,918

		40,695
Hong Kong : 2.65%

AIA Group Limited (Financials, Insurance)	20,000	70,397
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	5,170
Bank of East Asia Limited (Financials, Commercial Banks)	3,856	15,220
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,500	26,124
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	6,052
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	2,000	28,188
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	6,057
CLP Holdings Limited (Utilities, Electric Utilities)	5,000	46,340
Esprit Holdings Limited (Consumer Discretionary, Specialty Retail)	2,843	8,004
Foxconn International Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)†	6,000	2,989
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	2,000	5,025
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	11,722
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	22,318
Hang Seng Bank Limited (Financials, Commercial Banks)	2,000	29,546

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Hong Kong (continued)

Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,148	$12,557
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	12,476	29,389
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	27,182
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,625	49,223
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	3,159
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	48,053
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,838	7,495
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	8,570
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	4,635
MTR Corporation Limited (Industrials, Road & Rail)	3,641	12,213
New World Development Limited (Financials, Real Estate Management & Development)	6,661	8,508
Noble Group Limited (Industrials, Trading Companies & Distributors)	8,104	10,891
NWS Holdings Limited (Industrials, Industrial Conglomerates)	4,218	5,978
Orient Overseas International Limited (Industrials, Marine)	200	992
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	11,977	5,150
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	18,591
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,333	5,385
Sino Land Company (Financials, Real Estate Management & Development)	4,224	6,468
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	9,220
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	2,057	29,052
Swire Pacific Limited (Financials, Real Estate Management & Development)	2,000	26,740
The Link REIT (Financials, REIT)	5,679	19,837
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	23,160
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	7,023
Wing Hang Bank Limited (Financials, Commercial Banks)	506	4,862
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	12,384
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	5,512

		685,381
Ireland : 0.28%

CRH plc (Materials, Construction Materials)	1,798	31,752
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,206	12,825
James Hardie Industries NV (Materials, Construction Materials)†	1,288	8,238
Kerry Group plc (Consumer Staples, Food Products)	369	14,312
Ryanair Holdings plc ADR (Industrials, Airlines)	186	4,914

		72,041
Israel : 0.68%

Bank Hapoalim Limited (Financials, Commercial Banks)	2,612	10,803
Bank Leumi Le-Israel (Financials, Commercial Banks)	3,047	11,191
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,581	10,052
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	147	3,300
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,145
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	2,812
Israel Chemicals Limited (Materials, Chemicals)	1,191	17,155
Israel Discount Bank Limited (Financials, Commercial Banks)†	1,639	2,816
Makhteshim-Agan Industries Limited (Materials, Chemicals)	671	3,727
Nice Systems Limited (Information Technology, Software)†	183	5,695
Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	252	2,782
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,304	95,196
The Israel Corporation Limited (Materials, Chemicals)	5	4,426
United Mizrahi Bank Limited (Financials, Commercial Banks)	359	3,426

		175,526
Italy : 2.27%
AEM SpA (Utilities, Multi-Utilities)	3,249	4,491

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Italy (continued)

Assicurazioni Generali SpA (Financials, Insurance)	2,959	$53,440
Atlantia SpA (Industrials, Transportation Infrastructure)	651	10,490
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	4,141
Banca Carige SpA (Financials, Commercial Banks)	1,676	3,728
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	6,574	4,050
Banco Popolare SpA (Financials, Commercial Banks)	3,821	6,544
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	515
Enel Green Power SpA (Utilities, Multi-Utilities)	3,940	9,074
Enel SpA (Utilities, Multi-Utilities)	16,742	81,657
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	5,932	119,270
Exor SpA (Financials, Diversified Financial Services)	190	4,540
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	1,989	19,272
Fiat SpA (Consumer Discretionary, Automobiles)	1,989	12,330
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	7,639
Intesa Sanpaolo (Financials, Commercial Banks)	25,550	41,584
Intesa Sanpaolo SpA (Financials, Commercial Banks)	2,763	3,767
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	280	8,346
Mediaset SpA (Consumer Discretionary, Media)	1,799	6,959
Mediobanca SpA (Financials, Capital Markets)	1,197	11,034
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	705	5,898
Prelios SpA (Financials, Real Estate Management & Development)†	705	271
Prysmian SpA (Industrials, Electrical Equipment)	537	8,666
Saipem SpA (Energy, Energy Equipment & Services)	655	29,349
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,851	18,606
Telecom Italia Rsp (Telecommunication Services, Diversified Telecommunication Services)	16,221	17,770
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	24,797	30,076
Terna SpA (Utilities, Electric Utilities)	3,371	12,231
UniCredito Italiano SpA (Financials, Commercial Banks)	33,615	45,450
Unione di Banche SpA (Financials, Commercial Banks)	1,378	5,110

		586,298
Japan : 20.82%

ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,812
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	5,223
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,600	20,152
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	2,992
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,541
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	16,770
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	23,719
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	3,948
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	6,636
Amada Company Limited (Industrials, Machinery)	1,000	6,968
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,507
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	20,883
Asahi Glass Company Limited (Industrials, Building Products)	2,000	19,689
Asahi Kasei Corporation (Materials, Chemicals)	3,000	20,022
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	41,570
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	9,024
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	15,078
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	8,537
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,700	37,927
Brother Industries Limited (Information Technology, Office Electronics)	600	7,901
Canon Incorporated (Information Technology, Office Electronics)	2,800	132,128
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	700	4,460
Central Japan Railway Company (Industrials, Road & Rail)	4	33,446
Chiba Bank Limited (Financials, Commercial Banks)	2,000	13,069
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	32,214
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	600	10,524
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,065
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	200	3,666
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,656

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

Credit Saison Company Limited (Financials, Consumer Finance)	400	$7,712
Dai Ichi Mutual Life Insurance (Financials, Insurance)	21	24,473
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	10,471
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	6,089
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,079
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	33,999
Daikin Industries Limited (Industrials, Building Products)	600	18,963
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	500	5,102
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	18,544
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,425
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	16,093
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	10,431
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	4,279
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	38,364
Dentsu Incorporated (Consumer Discretionary, Media)	400	12,623
Dowa Mining Company Limited (Materials, Metals & Mining)	100	593
East Japan Railway Company (Industrials, Road & Rail)	800	48,046
Eisai Company Limited (Health Care, Pharmaceuticals)	600	25,608
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,874
Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	500	3,513
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	3,697
FANUC Limited (Industrials, Machinery)	500	83,227
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	19,098
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,914
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	6,274
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,200	29,153
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	25,395
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	8,085
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	3,516
Gree Incorporated (Information Technology, Internet Software & Services)	200	6,488
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	5,836
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,223
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	70	3,939
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	8,168
Hino Motors Limited (Industrials, Machinery)	1,000	5,809
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	9,403
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	100	4,257
Hitachi Chemical Company Limited (Materials, Chemicals)	300	5,231
Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	300	5,626
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	3,809
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,000	59,505
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	500	8,136
Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	3,000	6,059
Hokuriku Electric Power Company (Utilities, Electric Utilities)	500	9,063
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,100	133,598
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,100	24,284
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	7,354
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	10,486
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	5	34,087
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	9,791
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	7,610
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	13,505
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,900	42,095
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	4,312
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,619
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	4,161
Japan Prime Realty Investment Corporation (Financials, REIT)	1	10,087
Japan Prime Realty Investment Corporation (Financials, REIT)	2	5,583
Japan Retail Fund Investment Corporation (Financials, REIT)«	4	6,033

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

Japan Steel Works (Industrials, Machinery)	1,000	$6,551
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	11	47,544
JFE Holdings Incorporated (Materials, Metals & Mining)	1,200	27,891
JGC Corporation (Industrials, Construction & Engineering)	1,000	28,528
Joyo Bank Limited (Financials, Commercial Banks)	2,000	8,404
JS Group Corporation (Industrials, Building Products)	600	15,229
JSR Corporation (Materials, Chemicals)	500	9,077
JTEKT Corporation (Industrials, Machinery)	600	7,411
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	4	4,463
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	5,300	33,743
Kajima Corporation (Industrials, Construction & Engineering)	2,000	6,359
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	9,055
Kaneka Corporation (Industrials, Professional Services)	1,000	6,030
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,900	33,756
Kao Corporation (Consumer Staples, Personal Products)	1,400	37,193
Kawasaki Heavy Industries Limited (Industrials, Machinery)	3,000	9,062
Kawasaki Kisen Kaisha Limited (Industrials, Marine)	2,000	5,167
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	7	52,514
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	8,611
Keio Corporation (Industrials, Road & Rail)	1,000	6,466
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	6,565
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	26,933
Kintetsu Corporation (Industrials, Road & Rail)	4,000	15,228
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	26,681
Kobe Steel Limited (Materials, Metals & Mining)	6,000	11,225
Komatsu Limited (Industrials, Machinery)	2,400	64,015
Konami Corporation (Information Technology, Software)	100	3,706
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	6,874
Kubota Corporation (Industrials, Machinery)	3,000	24,811
Kuraray Company Limited (Materials, Chemicals)	900	12,978
Kurita Water Industries Limited (Industrials, Machinery)	300	7,994
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	36,900
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	10,474
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	16,591
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	100	5,453
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	4,445
Makita Corporation (Industrials, Machinery)	300	12,480
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	25,364
Marui Company Limited (Consumer Discretionary, Multiline Retail)	700	5,496
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,251
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,600	59,520
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	4,000	8,615
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,333
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	3,696
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,831
Millea Holdings Incorporated (Financials, Insurance)	1,800	49,133
Minebea Company Limited (Industrials, Machinery)	1,000	4,193
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	4,253
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,000	21,120
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,300	79,404
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	50,026
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	49,533
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	7,065
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	34,005
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	8,858
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	10,000	12,886
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	31,370	142,273
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	170	6,890
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,200	72,061
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	6,943
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	2,000	3,802
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	33,838
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	12,702

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	$32,806
Mizuho Financial Group Incorporated (Financials, Commercial Banks)«	52,200	79,675
Mizuho Trust & Banking Company Limited (Financials, Commercial Banks)(a)	4,000	3,272
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	500	30,517
Nabtesco Corporation (Industrials, Machinery)	200	4,482
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	5,569
NEC Corporation (Information Technology, Computers & Peripherals)	7,000	14,374
NGK Insulators Limited (Industrials, Machinery)	1,000	15,687
Nidec Corporation (Industrials, Electrical Equipment)	300	26,268
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	800	17,594
Nintendo Company Limited (Information Technology, Software)	100	17,631
Nippon Building Fund Incorporated (Financials, REIT)	1	10,752
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	10,184
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	8,390
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	300	7,628
Nippon Sheet Glass Company Limited (Industrials, Building Products)	2,000	5,070
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	39,198
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,200	56,185
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	12,157
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	5,789
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,300	57,931
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,341
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	3,930
Nissin Food Products Company Limited (Consumer Staples, Food Products)	100	3,866
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	10,252
Nitto Denko Corporation (Materials, Chemicals)	400	15,671
NKSJ Holdings Incorporated (Financials, Insurance)	4,000	23,641
NOK Corporation (Consumer Discretionary, Auto Components)	300	5,216
Nomura Holdings Incorporated (Financials, Capital Markets)	9,200	38,755
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	300	4,722
Nomura Real Estate Office Fund (Financials, REIT)	1	6,431
Nomura Research Institute Limited (Information Technology, IT Services)	300	6,793
NSK Limited (Industrials, Machinery)	1,000	8,010
NTN Corporation (Industrials, Machinery)	1,000	5,021
NTT Data Corporation (Information Technology, IT Services)	3	9,684
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	39	71,095
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,297
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	9,841
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	17,863
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	10,703
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	400	11,689
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	12,069
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	11,553
Oracle Corporation Japan (Information Technology, Software)	100	3,330
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	9,932
ORIX Corporation (Financials, Consumer Finance)	240	21,797
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	20,325
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	600	15,619
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	19	21,465
Resona Holdings Incorporated (Financials, Commercial Banks)	4,800	21,846
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	18,183
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	7,785
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	10,310
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	5,134
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,954
SBI Holdings Incorporated (Financials, Capital Markets)	59	5,314
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	23,272
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	11,619
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	400	5,600
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	8,619

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	$9,031
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	50,966
Seven Bank Limited (Financials, Commercial Banks)	2	3,886
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	18,236
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	400	9,913
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	7,846
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	10,273
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	9,995
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	4,488
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,000	50,727
Shinko Securities Company Limited (Financials, Capital Markets)	1,000	2,242
Shinsei Bank Limited (Financials, Commercial Banks)	2,000	2,395
Shionogi & Company Limited (Health Care, Pharmaceuticals)	800	12,921
Shiseido Company Limited (Consumer Staples, Personal Products)	900	17,236
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	9,856
Showa Denko KK (Materials, Chemicals)	4,000	7,971
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	600	4,819
SMC Corporation (Industrials, Machinery)	100	15,849
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,100	69,814
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,700	6,967
Sony Corporation (Consumer Discretionary, Household Durables)	2,400	52,701
Sony Financial Holdings Incorporated (Financials, Insurance)	400	6,319
Square Enix Company Limited (Information Technology, Software)	200	4,829
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	5,761
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	3,589
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	16,821
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,900	38,009
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	2,000	26,752
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	6,057
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	9,000	18,969
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	16,094
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,400	100,666
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	7,000	23,796
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	21,225
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	500	6,325
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	4,881
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	900	18,555
T&D Holdings Incorporated (Financials, Insurance)	700	14,457
Taisei Corporation (Industrials, Construction & Engineering)	3,000	8,003
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	7,461
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,091
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	96,867
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	10,135
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	13,251
Teijin Limited (Materials, Chemicals)	2,000	7,712
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	21,115
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	800	13,391
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,564
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,485
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	9,810
THK Company Limited (Industrials, Machinery)	300	6,188
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	7,554
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	9,164
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	5,180
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,904
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	1,100	14,620
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	3,700	18,976
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	19,261
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	27,609
Tokyu Corporation (Industrials, Road & Rail)	3,000	14,569
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	4,107
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	11,474

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	$7,475
Toray Industries Incorporated (Materials, Chemicals)	4,000	30,414
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	43,639
Tosoh Corporation (Materials, Chemicals)	1,000	3,852
TOTO Limited (Industrials, Building Products)	1,000	8,130
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	6,441
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	3,620
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,971
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	400	11,383
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	6,800	244,972
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	600	10,043
Trend Micro Incorporated (Information Technology, Software)	200	6,315
Tsumura & Company (Health Care, Pharmaceuticals)	100	3,099
UBE Industries Limited Japan (Materials, Chemicals)	2,000	6,334
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	14,254
Ushio Incorporated (Industrials, Electrical Equipment)	300	4,957
USS Company Limited (Consumer Discretionary, Specialty Retail)	70	6,078
West Japan Railway Company (Industrials, Road & Rail)	400	16,645
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	12,000
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	5,839
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	220	16,178
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	500	5,663
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	10,537
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	17,460
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,582
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	600	5,173

		5,384,910

Luxembourg : 0.50%

Acergy SA (Energy, Energy Equipment & Services)	738	17,101
ArcelorMittal (Materials, Metals & Mining)	2,200	48,394
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	187	20,990
SES FDR (Consumer Discretionary, Media)	808	22,086
Tenaris SA (Energy, Energy Equipment & Services)	1,240	20,559

		129,130

Mauritius : 0.04%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	17,672	9,680

Netherlands : 2.62%

Aegon NV (Financials, Insurance)	4,107	18,493
Akzo Nobel NV (Materials, Chemicals)	588	29,906
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,124	39,601
Boskalis Westminster (Industrials, Construction & Engineering)	212	7,176
Corio NV (Financials, REIT)	163	9,462
Delta Lloyd NV (Financials, Insurance)	241	4,394
European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	1,011	32,017
Fugro NV (Energy, Energy Equipment & Services)	173	10,457
Heineken NV (Consumer Staples, Beverages)	653	32,686
Heineken NV (Consumer Staples, Beverages)	286	12,165
ING Groep NV (Financials, Diversified Financial Services)†	9,348	81,116
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	3,020	35,170
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	394	19,738
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,500	52,881
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	185	9,239
PostNL (Industrials, Air Freight & Logistics)	1,003	5,843
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	611	9,458
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	242	8,301

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Netherlands (continued)

Reed Elsevier NV (Consumer Discretionary, Media)	1,750	$20,654
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	4,004	56,625
SBM Offshore NV (Energy, Energy Equipment & Services)	422	8,759
STMicroelectronics (Information Technology, Semiconductors & Semiconductor Equipment)	1,622	10,758
TNT Express NV (Industrials, Air Freight & Logistics)	953	8,912
Unilever NV (Consumer Staples, Food Products)	4,131	140,017
Wolters Kluwer NV (Consumer Discretionary, Media)	810	15,330

		679,158

New Zealand : 0.14%

Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,807	5,528
Contact Energy Limited (Utilities, Electric Utilities)†	939	4,329
Fletcher Building Limited (Materials, Construction Materials)	1,606	10,695
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,727	4,966
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	5,046	10,919

		36,437

Norway : 0.77%

Aker Solutions ASA (Industrials, Construction & Engineering)	397	5,161
DnB Nor ASA (Financials, Commercial Banks)	2,461	29,726
Gjensidige Forsikring ASA (Financials, Insurance)	230	2,727
Kvaerner ASA (Industrials, Construction & Engineering)	397	766
Norsk Hydro ASA (Materials, Metals & Mining)	2,303	14,029
Orkla ASA (Industrials, Industrial Conglomerates)	2,081	17,365
Renewable Energy Corporation ASA (Information Technology, Semiconductors & Semiconductor Equipment)†	1,456	2,696
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,831	68,025
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,892	31,583
Yara International ASA (Materials, Chemicals)	484	26,629

		198,707

Portugal : 0.24%

Banco Comercial Portugues SA (Financials, Commercial Banks)«†	8,714	3,159
Banco Espirito Santo SA (Financials, Commercial Banks)	1,557	5,208
Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	489	3,753
Energias de Portugal SA (Utilities, Electric Utilities)	4,543	14,913
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	584	11,630
Jeronimo Martins (Consumer Staples, Food & Staples Retailing)	579	10,791
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,531	13,180

		62,634

Singapore : 1.55%

Ascendas REIT (Financials, REIT)	4,000	7,043
CapitaLand Limited (Financials, Real Estate Management & Development)	7,000	15,234
CapitaMall Trust (Financials, REIT)	5,670	8,812
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	4,000	4,515
City Developments Limited (Financials, Real Estate Management & Development)	1,000	8,362
Comfortdelgro Corporation Limited (Industrials, Road & Rail)	5,000	5,711
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	1,859
DBS Group Holdings Limited (Financials, Commercial Banks)	2,882	31,720
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	9,806
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	4,000	5,551
Hutchison Port Holdings Trust (Materials, Containers & Packaging)	13,600	9,395
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,540
K-REIT Asia (Financials, REIT)	40	38
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	25,487
Keppel Land Limited (Financials, Real Estate Management & Development)	2,088	5,357

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Singapore (continued)

Neptune Orient Lines Limited (Industrials, Marine)	3,000	$2,880
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	8,079
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,634	48,258
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	1,980	7,091
SembCorp Marine Limited (Industrials, Machinery)	2,000	6,772
Singapore Airlines Limited (Industrials, Airlines)	1,600	14,660
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	11,645
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	12,619
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	4,000	9,766
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	51,683
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	4,779
United Overseas Bank Limited (Financials, Commercial Banks)	3,310	50,992
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	3,797
Wilmar International Limited (Consumer Staples, Food Products)	5,000	21,977
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	3,853

		402,281

South Africa : 0.09%
Randgold Resources Limited (Materials, Metals & Mining)	225	23,717

Spain : 3.35%

Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	766	12,147
Acciona SA (Utilities, Electric Utilities)	75	7,014
Acerinox SA (Materials, Metals & Mining)	291	4,207
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	381	15,608
Amadeus IT Holding SA (Information Technology, IT Services)	529	10,545
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	10,486	95,146
Banco de Sabade (Financials, Commercial Banks)«	2,845	11,239
Banco de Valencia SA (Financials, Commercial Banks)†	12	18
Banco Popular Espanol SA (Financials, Commercial Banks)	2,267	11,811
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,366	197,416
Bankinter SA (Financials, Commercial Banks)	540	3,179
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	930	11,619
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	2,145	10,926
Distribuidora Internacional Common Stock (Consumer Staples, Food & Staples Retailing)†	1,534	6,611
EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	637	3,813
Enagas (Utilities, Gas Utilities)	470	9,848
Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	112	2,911
Gas Natural SDG SA (Utilities, Gas Utilities)	707	12,923
Gestevision Telecinco SA (Consumer Discretionary, Media)	288	2,080
Grifols SA (Health Care, Biotechnology)	405	8,311
Iberdrola SA (Utilities, Electric Utilities)	10,282	75,627
Indra Sistemas SA (Information Technology, IT Services)	268	4,795
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	556	47,252
International Consolidated Airlines (Industrials, Airlines)†	1,440	4,077
International Consolidated Airlines Group SA (Industrials, Airlines)†	927	2,623
Mapfre SA (Financials, Insurance)	2,292	7,844
Red Electrica de Espana (Utilities, Electric Utilities)	279	13,708
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,899	54,653
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	10,158	211,186
Zardoya-Otis SA (Industrials, Machinery)	434	6,547

		865,684

Sweden : 2.85%

Alfa Laval AB (Industrials, Machinery)	868	17,039
Assa Abloy AB Class B (Industrials, Building Products)	787	18,266
Atlas Copco AB Class A (Industrials, Machinery)	1,750	39,434
Atlas Copco AB Class B (Industrials, Machinery)	974	19,569
Boliden AB (Materials, Metals & Mining)	500	6,866

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Sweden (continued)

Electrolux AB Class B (Consumer Discretionary, Household Durables)	623	$10,467
Getinge AB (Health Care, Health Care Equipment & Supplies)	392	10,118
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,597	80,905
Hexagon AB (Industrials, Machinery)	666	11,252
Holmen AB Class B (Materials, Paper & Forest Products)	131	3,723
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	5
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	6,301
Industrivarden AB Class C (Financials, Diversified Financial Services)†	135	1,665
Investor AB (Financials, Diversified Financial Services)	1,200	23,618
Kinnevik Investment AB (Financials, Diversified Financial Services)	550	11,733
Modern Times Group B Shares (Consumer Discretionary, Media)†	133	6,861
Nordea Bank AB (Financials, Commercial Banks)	6,663	61,393
Ratos AB B Shares (Financials, Capital Markets)	494	7,444
Sandvik AB (Industrials, Machinery)	2,563	34,077
Scania AB Class B (Industrials, Machinery)	800	14,508
Securitas AB (Industrials, Commercial Services & Supplies)	751	6,942
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,586	21,219
Skanska AB (Industrials, Construction & Engineering)	840	12,749
SKF AB Class B (Industrials, Machinery)	977	23,012
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	3,947
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,442	19,413
Svenska Handelsbanken (Financials, Commercial Banks)	1,249	34,219
Swedbank AB (Financials, Commercial Banks)	2,065	28,389
Swedish Match AB (Consumer Staples, Tobacco)	556	20,165
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	821	17,243
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	7,356	82,554
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,371	38,307
Volvo AB Class B (Industrials, Machinery)	3,492	43,380

		736,783

Switzerland : 8.51%

ABB Limited (Industrials, Electrical Equipment)	5,559	118,558
Actelion Limited (Health Care, Biotechnology)	259	11,057
Adecco SA (Industrials, Professional Services)	330	15,369
Aryzta AG (Consumer Staples, Food Products)	205	9,698
Baloise Holding AG (Financials, Insurance)	132	11,706
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,332	77,008
Credit Suisse Group AG (Financials, Capital Markets)	2,866	82,185
Geberit AG (Industrials, Building Products)	97	20,320
Givaudan SA (Materials, Chemicals)	22	21,267
Holcim Limited (Materials, Construction Materials)	624	39,346
Julius Baer Group Limited (Financials, Capital Markets)	520	21,341
Julius Baer Holding AG (Financials, Capital Markets)	503	7,452
Kuehne & Nagel International AG (Industrials, Marine)	145	20,213
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	6,267
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	8,877
Nestle SA (Consumer Staples, Food Products)	8,635	534,287
Novartis AG (Health Care, Pharmaceuticals)	5,812	339,124
Pargesa Holding SA (Financials, Diversified Financial Services)	80	6,545
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	119	10,144
Roche Holdings AG (Health Care, Pharmaceuticals)	1,749	305,837
Schindler Holding AG (Industrials, Machinery)	126	14,982
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	64	7,803
SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	14	25,967
Sika AG (Materials, Chemicals)	5	11,280
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	4,390
Sulzer AG (Industrials, Machinery)	61	8,230
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	9,109
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	74	33,666
Swiss Life Holding (Financials, Insurance)	80	11,001
Swiss Re Limited (Financials, Insurance)†	900	47,209
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	61	27,349

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Switzerland (continued)

Syngenta AG (Materials, Chemicals)	240	$75,974
Transocean Limited (Energy, Energy Equipment & Services)	812	45,111
UBS AG (Financials, Capital Markets)	9,228	133,423
Zurich Financial Services AG (Financials, Insurance)	355	79,979

		2,202,074

United Kingdom : 21.71%

3I Group plc (Financials, Capital Markets)	2,452	8,460
Admiral Group plc (Financials, Insurance)	511	11,323
Aggreko plc (Industrials, Commercial Services & Supplies)	656	20,590
AMEC plc (Energy, Energy Equipment & Services)	854	12,649
Anglo American plc (Materials, Metals & Mining)	3,348	138,733
Antofagasta plc (Materials, Metals & Mining)	1,039	22,576
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,379	31,000
Associated British Foods plc (Consumer Staples, Food Products)	924	16,044
AstraZeneca plc (Health Care, Pharmaceuticals)	3,528	167,055
Autonomy Corporation plc (Information Technology, Software)†	551	22,489
Aviva plc (Financials, Insurance)	7,167	39,494
Babcock International Group (Industrials, Commercial Services & Supplies)	965	9,819
BAE Systems plc (Industrials, Aerospace & Defense)	8,086	36,081
Balfour Beatty plc (Industrials, Construction & Engineering)	1,651	6,687
Barclays plc (Financials, Commercial Banks)	28,309	78,218
BG Group plc (Health Care, Health Care Providers & Services)	8,387	180,871
BHP Billiton plc (Materials, Metals & Mining)	5,473	186,278
BP plc (Energy, Oil, Gas & Consumable Fuels)	46,818	305,582
British American Tobacco plc (Consumer Staples, Tobacco)	4,941	219,833
British Land Company plc (Financials, REIT)	2,154	18,810
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,964	31,766
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,886	55,153
Bunzl plc (Industrials, Trading Companies & Distributors)	890	11,529
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	998	22,258
Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	3,676	19,955
Capita Group plc (Industrials, Commercial Services & Supplies)	1,525	17,535
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	445	14,393
Centrica plc (Utilities, Multi-Utilities)	12,850	62,262
Cobham plc (Industrials, Aerospace & Defense)	3,032	9,414
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,816	42,950
Diageo plc (Consumer Staples, Beverages)	6,367	127,933
Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	856	3,507
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	7,453
Experian Group Limited (Financials, Diversified Financial Services)	2,586	29,475
Fresnillo plc (Materials, Metals & Mining)	472	16,089
G4S plc (Industrials, Commercial Services & Supplies)	3,654	15,459
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	16,000	22,104
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	12,913	274,910
Glencore International plc (Materials, Metals & Mining)†	2,119	14,497
Hammerson plc (Financials, REIT)	1,900	12,568
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	2,187	4,517
HSBC Holdings plc (Financials, Commercial Banks)	44,111	384,208
ICAP plc (Financials, Capital Markets)	1,464	11,299
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,490	82,372
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,153	8,794
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	768	12,944
International Power plc (Utilities, Independent Power Producers & Energy Traders)	4,003	22,058
Intertek Group plc (Industrials, Commercial Services & Supplies)	409	13,387
Invensys plc (Industrials, Machinery)	2,127	9,559
Investec plc (Financials, Capital Markets)	1,364	9,553
ITV plc (Consumer Discretionary, Media)	9,733	9,669
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	2,575	12,534
Johnson Matthey plc (Materials, Chemicals)	558	15,419
Kazakhmys plc (Materials, Metals & Mining)	540	9,514
Kingfisher plc (Consumer Discretionary, Specialty Retail)	6,323	24,243

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
United Kingdom (continued)

Land Securities Group plc (Financials, REIT)	1,966	$23,486
Legal & General Group plc (Financials, Insurance)	15,410	26,232
Liberty International plc (Financials, REIT)	1,382	7,444
Lloyds TSB Group plc (Financials, Commercial Banks)†	99,563	54,308
London Stock Exchange Group plc (Financials, Diversified Financial Services)	442	6,589
Lonmin plc (Materials, Metals & Mining)	458	9,713
Man Group plc (Financials, Capital Markets)	4,465	16,171
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	4,158	21,736
National Grid plc (Utilities, Multi-Utilities)	8,917	89,836
Next plc (Consumer Discretionary, Multiline Retail)	452	17,308
Old Mutual plc (Financials, Insurance)	14,418	27,995
Pearson plc (Consumer Discretionary, Media)	2,045	36,963
Petrofac Limited (Energy, Energy Equipment & Services)	672	14,891
Prudential plc (Financials, Insurance)	6,169	62,143
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,565	83,016
Reed Elsevier plc (Consumer Discretionary, Media)	3,197	26,087
Resolution Limited (Financials, Insurance)	3,917	16,938
Rexam plc (Materials, Containers & Packaging)	2,310	13,260
Rio Tinto plc (Materials, Metals & Mining)	3,600	219,450
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,727	48,948
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	45,689	17,960
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	8,875	296,881
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,710	225,808
SABMiller plc (Consumer Staples, Beverages)	2,334	84,443
Sage Group plc (Information Technology, Software)	3,406	13,894
Schroders plc (Financials, Capital Markets)	276	6,643
Scottish & Southern Energy plc (Utilities, Electric Utilities)	2,383	50,187
Segro plc (Financials, REIT)	1,793	7,511
Serco Group plc (Industrials, Commercial Services & Supplies)	1,298	10,795
Severn Trent plc (Utilities, Water Utilities)	602	14,328
Shire Limited (Health Care, Pharmaceuticals)	1,417	45,649
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	2,242	22,795
Smiths Group plc (Industrials, Industrial Conglomerates)	1,055	17,010
Standard Chartered plc (Financials, Commercial Banks)	5,954	135,261
Standard Life plc (Financials, Insurance)	6,189	20,280
Tesco plc (Consumer Staples, Food & Staples Retailing)	20,432	125,587
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,657	4,111
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	2,267	39,494
Unilever plc (Consumer Staples, Food Products)	3,255	109,223
United Utilities Group plc (Utilities, Multi-Utilities)	1,772	17,227
Vedanta Resources plc (Materials, Metals & Mining)	299	6,799
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	133,749	350,996
Weir Group plc (Industrials, Machinery)	554	17,270
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	457	11,149
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	5,740	26,926
Wolseley plc (Industrials, Trading Companies & Distributors)	710	18,403
WPP plc (Consumer Discretionary, Media)	3,203	33,415
Xstrata plc (Materials, Metals & Mining)	5,080	88,226

		5,614,657

United States : 0.10%

NYSE Euronext (Financials, Diversified Financial Services)	1	27
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	148	26,391

		26,418

Total Common Stocks (Cost $24,585,143)		25,355,845

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name		Dividend Yield		Shares	Value
Preferred Stocks: 0.51%

Germany : 0.51%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)		3.49%		124	$6,704
Henkel KGaA (Consumer Staples, Household Products)		1.74		469	27,705
Porsche AG (Consumer Discretionary, Automobiles)		1.06		404	27,196
ProSiebenSat.1 (Consumer Discretionary, Media)		7.94		200	3,992
RWE AG (Utilities, Electric Utilities)		14.93		116	3,917
Volkswagen AG (Consumer Discretionary, Automobiles)		1.95		369	61,346

Total Preferred Stocks (Cost $105,050)					130,860
			Expiration Date
Rights: 0.00%

Spain : 0.00%
Abertis Infraestructuras (Consumer Staples, Food Products)†			09/05/2011	766	605

Total Rights (Cost $441)					605
Warrants: 0.00%

Singapore : 0.00%
Golden Agri-Resources Limited (Consumer Staples, Food Products)†			09/05/2011	2,828	317

Total Warrants (Cost $0)					317

Short-Term Investments: 1.75%
		Yield
Investment Companies : 1.75%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.05%		353,948	353,948
Wells Fargo Securities Lending Cash Investment, LLC (l)(u)(r)(v)		0.19		97,348	97,348
Total Short-Term Investments (Cost $451,296)					451,296
Total Investments in Securities (Cost $25,141,930)*	100.28%				25,938,923

Other Assets and Liabilities, Net	(0.28)				(71,591)

Total Net Assets	100.00%				$25,867,332

†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $26,557,481 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,766,773
Gross unrealized depreciation	(3,385,331)

Net unrealized depreciation	$(618,558)

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Index Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Portfolio may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$424,637	$24,931,208	$0	$25,355,845
Preferred stocks	0	130,860	0	130,860
Rights	0	605	0	605
Warrants	0	317	0	317
Short-term investments
Investment companies	353,948	97,348	0	451,296

	$778,585	$25,160,338	$0	$25,938,923

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(39,655)	$0	$0	$(39,655)

+	Futures contracts are valued at the unrealized gains or losses on the instruments are shown at value.

Transfers in and transfers out are recognized at the end of the reporting period. Foreign securities in the amount of $24,927,936 in common stocks and $130,860 in preferred stocks were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities due to movements against a specified benchmark were necessary at August 31, 2011.

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to gain market exposure.

At August 31, 2011, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Gains (Losses)
September 2011	10 Long	MSCI EAFE Index	$759,900	$(39,655)

As of August 31, 2011, the Portfolio has an average notional amount of $628,432 in futures contracts during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.35%

Australia : 5.75%

Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$2,559,137
BlueScope Steel Limited (Industrials, Professional Services)	404,900	356,652
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	627,100	3,298,820
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	1,565,433
Goodman Fielder Limited (Consumer Staples, Food Products)	1,718,600	1,280,303
Grain Corporation Limited (Consumer Staples, Food Products)	172,108	1,416,099
Metcash Limited (Consumer Staples, Food & Staples Retailing)	446,500	1,942,664
Mincor Resources NL (Materials, Metals & Mining)	570,994	546,844
OneSteel Limited (Materials, Metals & Mining)	934,300	1,509,886
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	652,591
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	818,100	2,651,071

		17,779,500

Austria : 1.15%

Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	802,591
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,619,635
Voestalpine AG (Materials, Metals & Mining)	29,200	1,123,633

		3,545,859

Belgium : 1.73%

Delhaize Group (Consumer Staples, Food & Staples Retailing)	39,400	2,640,204
KBC Groep NV (Financials, Commercial Banks)	53,400	1,504,062
Tessenderlo Chemie NV (Materials, Chemicals)†	37,000	1,207,271

		5,351,537

Brazil : 1.50%

Banco do Brasil SA (Financials, Commercial Banks)	130,500	2,190,439
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	2,438,847

		4,629,286

Canada : 1.39%

Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	39,900	1,515,247
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	58,500	2,784,320

		4,299,567

China : 2.01%

China Infrastructure Machinery Holdings Limited (Industrials, Machinery)	2,600,000	1,060,318
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,211,482
China Railway Construction Corporation (Industrials, Construction & Engineering)	1,747,500	932,850

		6,204,650

Denmark : 0.88%

Danske Bank A/S (Financials, Commercial Banks)	45,600	673,289
H. Lundbeck A/S (Health Care, Pharmaceuticals)	93,000	2,049,811

		2,723,100

Finland : 0.79%

Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	183,900	1,182,894
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,250,065

		2,432,959

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value
France : 7.85%

AXA SA (Financials, Insurance)	54,000	$866,708
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,553,381
Credit Agricole SA (Financials, Commercial Banks)	219,328	2,144,295
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	86,100	1,644,980
Rallye SA (Consumer Staples, Food & Staples Retailing)	31,200	1,099,890
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	6,442,313
SCOR SE (Financials, Insurance)	109,700	2,581,579
Societe Generale (Financials, Commercial Banks)	18,428	617,077
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,175,432
Vivendi SA (Consumer Discretionary, Media)	130,400	3,170,586

		24,296,241

Germany : 6.11%

Allianz AG (Financials, Insurance)	33,100	3,405,000
BASF SE (Materials, Chemicals)	46,500	3,306,763
Deutsche Bank AG (Financials, Capital Markets)	41,200	1,666,322
E.ON AG (Utilities, Electric Utilities)	52,800	1,153,060
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,462,899
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	2,569,942
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,518,330
RWE AG (Utilities, Multi-Utilities)	40,900	1,534,004
Thyssenkrupp AG (Materials, Metals & Mining)	68,300	2,293,374

		18,909,694

Hong Kong : 1.60%

Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	1,095,384
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	2,260,000	737,914
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	602,701
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	1,345,470
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,183,761

		4,965,230

India : 0.82%
Tata Steel Limited GDR (Industrials, Machinery)	245,900	2,522,492

Ireland : 0.01%

Allied Irish Banks plc (Financials, Commercial Banks)†	79,300	4,591
Bank of Ireland plc (Financials, Commercial Banks)†	225,000	28,357
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	4,774

		37,722

Israel : 0.60%
Bank Hapoalim Limited (Financials, Commercial Banks)	451,300	1,866,599

Italy : 2.29%

Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141,055	1,012,920
Enel SpA (Utilities, Multi-Utilities)	688,400	3,357,580
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	2,718,367

		7,088,867

Japan : 20.38%
Adeka Corporation (Materials, Chemicals)	203,200	2,038,297
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,359,128
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,714,593

2

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Japan (continued)

Edion Corporation (Consumer Discretionary, Specialty Retail)	73,600	$642,850
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,187,865
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	262,000	1,643,656
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,528,158
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	773,615
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,813,317
JX Holdings Incorporated (Energy, Energy Equipment & Services)†	408,000	2,597,590
Kaneka Corporation (Industrials, Professional Services)	52,000	313,550
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	3,750,990
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,008,966
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,578,976
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,271,983
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,662,855
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	854,193
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	931,652
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	498,000	1,510,504
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,795,189
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	1,905,787
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	1,089,689
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,492,831
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	170,000	1,321,257
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,552,137
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,527,275
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	40,000	899,982
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,472,706
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,877,566
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,276,679
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,735,410
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	2,069,572
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,346,146
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	34,400	1,666,116
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	325,304
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	973,267
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,518,508

		63,028,159

Liechtenstein : 0.30%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	7,800	927,753

Netherlands : 1.78%

Aegon NV (Financials, Insurance)	151,800	683,535
ING Groep NV (Financials, Diversified Financial Services)	237,100	2,057,404
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	2,640,127
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	118,387

		5,499,453

Norway : 1.38%

Atea ASA (Information Technology, IT Services)	158,200	1,588,272
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,194,583
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,482,555

		4,265,410

Philippines : 0.50%
Universal Robina Corporation (Consumer Staples, Food Products)	1,657,400	1,557,119

Portugal : 0.24%
Banco BPI SA (Financials, Commercial Banks)†	245,688	289,066

3

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value
Portugal (continued)
Banco Espirito Santo SA (Financials, Commercial Banks)	131,400	$439,502

		728,568

Russia : 2.23%

Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,014	3,288,583
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	19,492
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)«	60,400	3,605,880

		6,913,955

Singapore : 0.56%

United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,740,823

South Africa : 0.79%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,455,156

South Korea : 2.27%
Industrial Bank of Korea (Financials, Commercial Banks)†	192,500	2,912,620
POSCO (Materials, Metals & Mining)†	5,700	2,168,817
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	174,300	1,954,182

		7,035,619

Spain : 3.66%

Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,680,435
Banco Espanol de Credito SA (Financials, Commercial Banks)	146,100	1,015,490
Banco Santander Central Hispano SA (Financials, Commercial Banks)	430,300	3,975,847
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	3,562,979
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	1,089,403

		11,324,154

Sweden : 1.96%

Boliden AB (Materials, Metals & Mining)	169,300	2,324,825
Saab AB (Industrials, Aerospace & Defense)†	113,500	2,364,911
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	101,800	1,370,478

		6,060,214

Switzerland : 6.98%

Baloise Holding AG (Financials, Insurance)	28,800	2,553,932
Clariant AG (Materials, Chemicals)	101,215	1,135,408
Credit Suisse Group AG (Financials, Capital Markets)	76,500	2,193,693
Georg Fischer AG (Industrials, Machinery)	1,800	807,375
Novartis AG (Health Care, Pharmaceuticals)	82,500	4,813,793
Roche Holdings AG (Health Care, Pharmaceuticals)	29,500	5,158,489
Swiss Re Limited (Financials, Insurance)†	28,900	1,515,919
Zurich Financial Services AG (Financials, Insurance)	15,200	3,424,440

		21,603,049

Thailand : 1.06%
Charoen Pokhand Foods plc (Consumer Staples, Food Products)	3,105,400	3,263,934

United Kingdom : 17.78%

Amlin plc (Financials, Insurance)	190,400	961,941
AstraZeneca plc (Health Care, Pharmaceuticals)	109,800	5,199,173
Aviva plc (Financials, Insurance)	220,500	1,215,077
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	3,052,600

4

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
United Kingdom (continued)

Barclays plc (Financials, Commercial Banks)	242,900	$671,134
BP plc (Energy, Oil, Gas & Consumable Fuels)	459,300	2,997,863
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,421,700	3,943,038
Charter International plc (Industrials, Machinery)	87,468	1,078,349
DS Smith plc (Industrials, Professional Services)	337,400	1,132,206
Firstgroup plc (Industrials, Road & Rail)	254,700	1,514,952
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	213,300	4,541,022
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	184,200	1,328,325
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	442,800	914,598
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	679,100	1,201,102
Logica plc (Industrials, Professional Services)	949,700	1,321,071
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	632,790	975,035
Next plc (Consumer Discretionary, Multiline Retail)	42,900	1,642,769
Old Mutual plc (Financials, Insurance)	1,123,200	2,180,880
Pace plc (Consumer Discretionary, Household Durables)	374,800	640,808
Premier Foods plc (Consumer Staples, Food Products)†	315,100	66,632
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)	443,900	826,267
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	14,300	478,182
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	264,000	8,884,248
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	389,400	270,611
Tullett Prebon plc (Financials, Capital Markets)	279,500	1,693,143
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,698,900	4,458,346
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)	223,600	1,808,731

		54,998,103

Total Common Stocks (Cost $349,525,239)		298,054,772

Short-Term Investments: 6.86%
		Yield	Shares
Investment Companies : 6.86%

Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)		0.05%	2,608,165	2,608,165
Wells Fargo Securities Lending Cash Investments, LLC (l)(u (v)(r)		0.19	18,611,075	18,611,075

Total Short-Term Investments (Cost $21,219,240)				21,219,240

Total Investments in Securities (Cost $370,744,479)*	103.21%			319,274,012

Other Assets and Liabilities, Net	(3.21)			(9,938,318)

Total Net Assets	100.00%			$309,335,694

†	Non-income earning securities.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $370,744,479 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,410,580
Gross unrealized depreciation	(72,881,047)

Net unrealized depreciation	$(51,470,467)

5

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Value Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in the Master Portfolios are valued daily based on the Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-

quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates,prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$20,967,126	$277,087,646	*	$0	$298,054,772
Short-term investments
Investment companies	2,608,165	18,611,075		0	21,219,240

	$300,662,937	$18,611,075		$0	$319,274,012

*	At the end of the period, foreign securities valued in the amount of $277,087,646 in common stocks were transferred out of Level 1and into Level 2 since adjustments to prices of foreign securities due to movements against a specified benchmark were not necessary at August 31, 2011.

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 96.23%

Consumer Discretionary : 7.79%

Auto Components: 0.67%
Gentex Corporation	11,795	$306,021

Automobiles: 0.06%
Winnebago Industries Incorporated†	3,640	28,574

Diversified Consumer Services : 0.56%

Cambium Learning Group Incorporated†	45,438	135,860
Corinthian Colleges Incorporated†	56,250	123,750
Voyager Expanded Learning Corporation(a)(i)	58,950	0

		259,610

Hotels, Restaurants & Leisure : 1.12%

Century Casinos Incorporated†	151,030	421,374
Empire Resorts Incorporated	117,911	93,150

		514,524

Household Durables : 2.27%

Cavco Industries Incorporated†	14,736	535,948
KB Home Incorporated	9,480	62,473
Nobility Homes Incorporated†	27,195	202,603
Skyline Corporation	22,087	241,190

		1,042,214

Media: 0.90%
Outdoor Channel Holdings Incorporated	59,647	410,968

Specialty Retail : 2.21%

Collective Brands Incorporated†	26,735	360,655
Monro Muffler Brake Incorporated	7,310	288,964
rue21 Incorporated†	3,885	97,358
Talbots Incorporated†	33,980	99,901
Vitamin Shoppe Incorporated†	3,725	165,018

		1,011,896

Consumer Staples : 0.69%

Personal Products: 0.69%
Prestige Brands Holdings Incorporated†	29,157	314,021

Energy : 22.80%

Energy Equipment & Services : 9.72%

Global Industries Limited†	90,635	399,700
Helix Energy Solutions Group Incorporated†	27,685	467,600
Helmerich & Payne Incorporated	5,140	293,083
ION Geophysical Corporation†	79,940	565,176
Key Energy Services Incorporated†	26,895	387,019
Matrix Service Company†	46,233	502,553
Newpark Resources Incorporated†	96,120	795,874
Oceaneering International Incorporated	11,560	493,496
PHI Incorporated (non-voting)†	9,930	224,915
PHI Incorporated (voting)†	3,727	98,244

1

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Energy Equipment & Services (continued)
Willbros Group Incorporated†	35,559	$228,644

		4,456,304

Oil, Gas & Consumable Fuels : 13.08%

El Paso Corporation	9,985	191,113
Endeavour International Corporation†	27,223	268,419
Energy XXI Bermuda Limited†	7,850	210,459
Forest Oil Corporation†	10,540	205,214
InterOil Corporation†	40,964	2,595,889
McMoRan Exploration Company†	82,779	1,065,366
PetroQuest Energy Incorporated†	10,190	77,444
Range Resources Corporation	18,185	1,177,661
SandRidge Energy Incorporated†	6,690	49,105
Triangle Petroleum Corporation†	28,513	155,966

		5,996,636

Financials : 17.47%

Capital Markets: 0.57%
Artio Global Investos Incorporated	28,710	260,974

Commercial Banks : 4.49%

1st United Bancorp Incorporated†	41,045	219,591
Bancorp Incorporated†	15,365	119,847
Center Financial Corporation†	19,511	107,701
City National Corporation	5,545	248,915
First Horizon National Corporation	15,900	111,936
Hancock Holding Company	11,542	360,457
IBERIABANK Corporation	5,210	250,809
Pacific Premier Bancorp Incorporated†	34,051	217,926
Park Sterling Corporation†	12,480	51,418
Sterling Bancorp	14,530	124,667
Univest Corporation of Pennsylvania	6,821	96,244
Washington Banking Company	11,270	125,097
Western Liberty Bancorp†	8,420	25,681

		2,060,289

Insurance : 2.31%

Argo Group International Holdings Limited	19,545	537,683
Hilltop Holdings Incorporated†	35,937	279,949
Mercury General Corporation	6,055	239,233

		1,056,865

REIT : 9.76%

Annaly Capital Management Incorporated	3,595	65,177
Anworth Mortgage Asset Corporation	39,930	287,097
Capstead Mortgage Corporation	45,150	600,947
Chimera Investment Corporation	483,795	1,465,899
Crexus Investment Corporation	21,245	198,641
Hatteras Financial Corporation	12,785	352,994
MFA Mortgage Investments Incorporated	71,195	533,251
Origen Financial Incorporated	163,405	230,401
Redwood Trust Incorporated	20,571	258,372
UMH Properties Incorporated	51,896	479,519

		4,472,298

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Thrifts & Mortgage Finance : 0.34%

First Niagara Financial Group Incorporated	9,755	$104,964
Northwest Bancshares Incorporated	4,400	52,448

		157,412

Health Care : 6.04%

Biotechnology: 0.96%

Infinity Pharmaceuticals Incorporated†	64,495	442,436

Health Care Equipment & Supplies : 2.03%

Allied Healthcare Products Incorporated†	78,910	284,865
Orasure Technologies Incorporated†	88,342	647,547

		932,412

Health Care Providers & Services : 1.56%

Cross Country Healthcare Incorporated†	33,517	165,239
Ensign Group Incorporated	9,030	210,670
Gentiva Health Services Incorporated†	20,845	158,630
PharMerica Corporation†	12,125	178,601

		713,140

Health Care Technology: 0.64%
Omnicell Incorporated†	18,650	291,686

Life Sciences Tools & Services : 0.85%

Accelrys Incorporated†	35,520	230,880
Nordion Incorporated	18,035	160,331

		391,211

Industrials : 14.07%
Air Freight & Logistics: 0.45%
Pacer International Incorporated†	45,869	207,328

Airlines: 0.60%
JetBlue Airways Corporation†	62,545	272,071

Building Products: 0.23%
Patrick Industries Incorporated†	53,174	106,880

Commercial Services & Supplies : 4.30%

ABM Industries Incorporated	24,803	506,973
ACCO Brands Corporation†	48,480	330,634
GEO Group Incorporated	35,394	759,909
Healthcare Services Group	14,474	226,952
Newalta Incorporated	12,290	147,640

		1,972,108

Construction & Engineering : 4.01%

Chicago Bridge & Iron Company NV	14,495	518,196
Integrated Electrical Services Incorporated†	42,780	112,511
MYR Group Incorporated†	11,540	240,724
Primoris Services Corporation	63,651	731,987
Sterling Construction Company Incorporated†	18,393	234,695

		1,838,113

3

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED

Security Name	Shares	Value
Electrical Equipment: 0.78%
GrafTech International Limited†	22,745	$357,097

Machinery : 1.54%

Actuant Corporation Class A	16,200	325,296
Hardinge Incorporated	39,250	381,903

		707,199

Professional Services: 2.16%
Hill International Incorporated†	180,819	989,080

Information Technology : 11.36%

Communications Equipment : 4.02%

Bigband Networks Incorporated†	73,766	105,485
Brocade Communications Systems Incorporated†	51,200	198,144
China GrenTech Corporation Limited ADR†	102,809	224,124
MRV Communications Incorporated†	469,685	615,287
Sandvine Corporation†	404,745	698,954

		1,841,994

Computers & Peripherals : 1.88%

Cray Incorporated†	64,946	367,919
Intermec Incorporated†	67,340	496,296

		864,215

Electronic Equipment, Instruments & Components : 2.80%

Coherent Incorporated†	12,283	543,031
OSI Systems Incorporated†	10,050	390,945
Power One Incorporated†	46,420	350,935

		1,284,911

IT Services : 1.78%

Convergys Corporation†	27,320	290,958
Tier Technologies Incorporated Class B†	142,762	526,792

		817,750

Semiconductors & Semiconductor Equipment : 0.88%

MEMC Electronic Materials Incorporated†	41,385	288,867
Trident Microsystems Incorporated†	271,322	112,599

		401,466

Materials : 15.13%

Chemicals: 0.38%
International Flavors & Fragrances Incorporated	2,965	172,029

Containers & Packaging: 0.61%
Intertape Polymer Group Incorporated†	120,019	282,045

Metals & Mining : 13.83%

Eldorado Gold Corporation	14,545	288,864
Goldcorp Incorporated	7,235	375,641
Great Basin Gold Limited†	127,298	285,148
Jaguar Mining Incorporated†	42,075	260,024
Petaquilla Minerals Limited†	109,375	85,323

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED

Security Name			Shares	Value
Metals & Mining (continued)

Randgold Resources Limited ADR			27,935	$2,948,534
Royal Gold Incorporated			10,340	792,871
San Gold Corporation†			88,375	257,171
Sandstorm Gold Limited†			521,070	766,201
Sandstorm Metals & Energy Limited†			68,099	36,160
Silver Standard Resources Incorporated†			8,604	244,095

				6,340,032

Paper & Forest Products: 0.31%
Wausau Paper Corporation			21,660	144,472

Telecommunication Services : 0.88%

Diversified Telecommunication Services: 0.88%
Cincinnati Bell Incorporated†			119,510	405,139

Total Common Stocks (Cost $40,430,451)				44,123,420

		Expiration Date
Warrants: 0.04%

Health Care : 0.04%

Health Care Equipment & Supplies: 0.04%
EnteroMedics Incorporated†(a)(i)		05/14/2016	9,104	17,116

Total Warrants (Cost $0)				17,116

Investment Companies: 0.37%
KBW Regional Banking ETF			7,800	172,068

Total Investment Companies (Cost $180,532)				172,068

		Yield
Short-Term Investments: 3.54%

Investment Companies : 3.54%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.05%	1,621,753	1,621,753

Total Short-Term Investments (Cost $1,621,753)				1,621,753

Total Investments in Securities (Cost $42,232,736)*	100.18%		45,934,357
Other Assets and Liabilities, Net	(0.18)			(82,822)

Total Net Assets	100.00%			$45,851,535

†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $44,114,281 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,230,960
Gross unrealized depreciation	(5,410,884)

Net unrealized appreciation	$1,820,076

5

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Value Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$44,123,420	$0	$0	$44,123,420
Warrants	0	17,116	0	17,116
Investment companies	172,068	0	0	172,068
Short-term investments
Investment companies	1,621,753	0	0	1,621,753

	$45,917,241	$17,116	$0	$45,934,357

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Warrants
Balance as of May 31, 2011	$18,117
Accrued discounts (premiums)	0
Realized gains (losses)	(1,001)
Change in unrealized gains (losses)	0
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	(17,116)

Balance as of August 31, 2011	$0

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$0

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.24%

Consumer Discretionary : 11.96%

Auto Components : 2.17%

Gentex Corporation	152,510	$3,956,872
Modine Manufacturing Company †	162,640	1,873,613

		5,830,485

Hotels, Restaurants & Leisure: 0.52%
Caribou Coffee Comapany Incorporated †«	92,230	1,400,974

Media: 0.99%
Arbitron Incorporated	71,250	2,675,438

Multiline Retail: 0.53%
99 Cents Only Stores †«	76,990	1,433,554

Specialty Retail : 6.62%

Ascena Retail Group Incorporated †	65,250	1,854,405
Chico’s FAS Incorporated	232,360	3,234,451
Dick’s Sporting Goods Incorporated †	91,010	3,197,181
Express Incorporated	129,980	2,481,318
Finish Line Incorporated Class A	141,800	2,850,180
rue21 Incorporated †«	47,800	1,197,868
Sonic Automotive Incorporated «	217,430	3,017,928

		17,833,331

Textiles, Apparel & Luxury Goods: 1.13%
Hanesbrands Incorporated †	106,470	3,040,783

Consumer Staples : 1.25%

Food Products: 0.56%
Darling International Incorporated †	89,320	1,505,042

Personal Products: 0.69%
Elizabeth Arden Incorporated †	58,250	1,876,815

Energy : 7.36%

Energy Equipment & Services : 3.93%

C&J Energy Services Incorporated †«	119,000	3,110,660
Complete Production Services Incorporated †	67,670	1,966,490
Pioneer Drilling Company †	215,015	2,717,790
Superior Energy Services Incorporated †	78,420	2,769,794

		10,564,734

Oil, Gas & Consumable Fuels : 3.43%

Gevo Incorporated †«	100,660	1,074,042
Goodrich Petroleum Corporation †«	122,970	1,969,979
Gulfport Energy Corporation †	71,650	2,070,685
Rosetta Resources Incorporated †«	67,000	3,078,650
SandRidge Energy Incorporated †	142,670	1,047,198

		9,240,554

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value
Financials : 10.92%

Capital Markets : 3.56%

Evercore Partners Incorporated Class A	136,970	$3,592,723
LPL Investment Holdings Incorporated †«	84,420	2,456,622
Medley Capital Corporation «	68,280	723,085
Stifel Financial Corporation †	93,300	2,806,464

		9,578,894

Commercial Banks : 2.41%

CapitalSource Incorporated	345,290	2,192,592
Signature Bank †	32,900	1,829,569
SVB Financial Group †«	53,230	2,452,838
		6,474,999

Consumer Finance: 0.98%
DFC Global Corporation †	119,955	2,647,407

Diversified Financial Services : 1.54%

Encore Capital Group Incorporated †	112,165	2,654,946
New Mountain Finance Corporation	116,235	1,475,022

		4,129,968

Insurance: 1.01%
Argo Group International Holdings Limited	99,030	2,724,315

Real Estate Management & Development : 1.09%

Altisource Portfolio Solutions †	57,090	1,989,587
Ryland Group Incorporated «	81,840	954,254

		2,943,841

REIT: 0.33%
Chatham Lodging Trust	88,440	889,706

Health Care : 18.37%

Biotechnology : 2.54%

Complete Genomics Incorporated †«	112,550	1,019,703
Gen-Probe Incorporated †	20,210	1,211,994
InterMune Incorporated †	52,770	1,419,513
Seattle Genetics Incorporated †«	110,870	1,928,029
Solazyme Incorporated †	88,955	1,246,260

		6,825,499

Health Care Equipment & Supplies : 7.58%

Alere Incorporated †	106,490	2,659,055
DexCom Incorporated †	164,090	1,974,003
Endologix Incorporated †	312,811	2,977,961
Heartware International Incorporated †«	18,220	1,144,398
NxStage Medical Incorporated †«	139,710	2,569,267
SonoSite Incorporated †	67,485	1,967,863
Spectranetics Corporation †	210,100	1,296,317
STAAR Surgical Company †	140,600	1,151,514
Tornier NV †	100,520	2,351,163

2

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
Zoll Medical Corporation †	52,100	$2,327,828

		20,419,369

Health Care Providers & Services : 2.56%

Accretive Health Incorporated †«	83,720	2,247,045
Catalyst Health Solutions Incorporated †	49,590	2,663,975
Examworks Group Incorporated †«	132,100	1,985,463

		6,896,483

Health Care Technology : 2.12%

Medidata Solutions Incorporated †	144,660	2,386,890
Omnicell Incorporated †	211,980	3,315,367

		5,702,257

Life Sciences Tools & Services : 1.81%

Covance Incorporated †«	49,440	2,450,246
ICON plc ADR †	113,640	2,421,668

		4,871,914

Pharmaceuticals : 1.76%

Nektar Therapeutics †«	194,490	1,113,455
NPS Pharmaceuticals Incorporated †	178,140	1,328,924
Salix Pharmaceuticals Limited †	75,140	2,288,013

		4,730,392

Industrials : 16.66%

Aerospace & Defense : 1.80%

Esterline Technologies Corporation †	39,240	2,954,380
Kratos Defense & Security Solutions Incorporated †«	198,880	1,881,405

		4,835,785

Air Freight & Logistics : 1.58%

Atlas Air Worldwide Holdings Incorporated †	27,820	1,365,406
Hub Group Incorporated Class A †	91,550	2,882,910

		4,248,316

Airlines: 0.81%
Spirit Airlines Incorporated †	180,420	2,179,471

Commercial Services & Supplies : 1.08%

Copart Incorporated †	37,821	1,627,816
Higher One †«	80,310	1,284,960

		2,912,776

Electrical Equipment : 2.29%

General Cable Corporation †«	88,310	2,662,547
Sensata Technologies Holdings NV †«	107,760	3,495,734

		6,158,281

3

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value
Machinery : 1.16%

Actuant Corporation Class A	94,930	$1,906,194
Columbus Mckinnon Corporation †	83,800	1,208,396

		3,114,590

Marine: 0.61%
Box Ships Incorporated «	168,340	1,636,265

Professional Services: 0.84%
Insperity Incorporated	91,100	2,268,390

Road & Rail : 2.97%

Genesee & Wyoming Incorporated †	44,100	2,290,554
Hertz Global Holdings Incorporated †	161,980	1,814,176
Swift Transportation Company †	201,260	1,734,861
Werner Enterprises Incorporated «	51,540	1,199,851
Zipcar Incorporated †«	45,570	958,337

		7,997,779

Trading Companies & Distributors : 2.93%

Beacon Roofing Supply Incorporated †	151,030	2,803,117
Kaman Corporation Class A	94,850	3,239,128
MSC Industrial Direct Company	30,060	1,853,800

		7,896,045

Transportation Infrastructure: 0.59%
Wesco Aircraft Holdings Incorporated †«	129,470	1,593,776

Information Technology : 25.84%

Communications Equipment : 1.68%

Aruba Networks Incorporated †«	72,510	1,546,638
Riverbed Technology Incorporated †	119,710	2,966,414

		4,513,052

Computers & Peripherals: 0.57%
Fusion-io Incoporated †«	61,870	1,549,225

Electronic Equipment, Instruments & Components : 2.87%

Methode Electronics Incorporated	231,790	2,264,588
OSI Systems Incorporated †	89,560	3,483,884
Rofin-Sinar Technologies Incorporated †	85,530	1,974,888

		7,723,360

Internet Software & Services : 1.87%

Bankrate Incorporated †«	114,590	1,907,924
Vocus Incorporated †	144,820	3,117,975

		5,025,899

IT Services : 2.35%

Fleetcor Technologies Incorporated †	68,920	1,958,017
Interxion Holding NV †	230,890	2,899,978
ServiceSource International Incorporated †	80,860	1,461,140

		6,319,135

4

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Semiconductors & Semiconductor Equipment : 4.82%

Atmel Corporation †		181,500	$1,653,465
Cirrus Logic Incorporated †«		173,010	2,626,292
Microsemi Corporation †		132,720	2,061,142
NetLogic Microsystems Incorporated †		49,440	1,484,189
PMC-Sierra Incorporated †		324,050	1,973,465
Silicon Laboratories Incorporated †«		55,320	1,912,412
Silicon Motion Technology Corporation †		117,930	1,267,748

			12,978,713

Software : 11.68%

Bottomline Technologies Incorporated †«		109,210	2,508,554
Broadsoft Incorporated †«		45,020	1,361,855
Cadence Design Systems Incorporated †«		360,770	3,333,515
Concur Technologies Incorporated †«		42,082	1,759,869
Parametric Technology Corporation †		175,540	3,159,720
Realpage Incorporated †«		117,270	2,441,561
Sourcefire Incorporated †«		76,500	2,112,930
SS&C Technologies Holdings †		211,010	3,479,555
SuccessFactors Incorporated †		161,740	3,778,246
Synchronoss Technologies Incorporated †		122,380	3,323,841
Tangoe Incorporated †		209,340	2,317,394
Ultimate Software Group Incorporated †		37,230	1,883,466

			31,460,506

Materials : 4.88%

Chemicals : 3.57%

Calgon Carbon Corporation †		179,720	2,843,170
Methanex Corporation		107,910	2,807,818
Olin Corporation «		123,630	2,465,182
Zep Incorporated		83,980	1,480,567

			9,596,737

Metals & Mining : 1.31%

Minefinders Corporation Limited †«		111,540	1,809,179
Steel Dynamics Incorporated «		135,560	1,725,679
			3,534,858

Total Common Stocks (Cost $241,011,425)			261,779,713

		Principal
Other: 0.70%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)		$1,880,373	717,362
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)(v)±144A		2,172,395	1,173,094

Total Other (Cost $863,815)			1,890,456

Short-Term Investments: 21.58%

	Yield	Shares
Investment Companies : 21.58%

Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)	0.05%	6,833,177	6,833,177

5

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security Name		Yield	Shares	Value
Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19%	51,262,165	$51,262,165

Total Short-Term Investments (Cost $58,095,342)				58,095,342

Total Investments in Securities (Cost $299,970,582)*	119.52%			321,765,511

Other Assets and Liabilities, Net	(19.52)			(52,552,705)

Total Net Assets	100.00%			$269,212,806

†	Non-income earning securities.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $302,023,500 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$36,928,145
Gross unrealized depreciation	(17,186,134)

Net unrealized appreciation	$19,742,011

6

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Growth Portfolio (the”Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$261,779,713	$0	$0	$261,779,713
Other	0	0	1,890,456	1,890,456
Short-term investments
Investment companies	6,833,177	51,262,165	0	58,095,342

	$268,612,890	$51,262,165	$1,890,456	$321,765,511

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$2,148,424
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	11,671
Purchases	0
Sales	(269,639)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$1,890,456

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(118,287)

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 97.59%

Consumer Discretionary : 16.00%

Auto Components: 0.91%
Dana Holding Corporation†	141,200	$1,800,300

Automobiles: 1.18%
Thor Industries Incorporated«	104,200	2,316,366

Diversified Consumer Services: 0.88%
Career Education Corporation†	101,560	1,723,473

Hotels, Restaurants & Leisure: 1.09%
Ruby Tuesday Incorporated†	257,410	2,144,225

Household Durables: 1.35%
American Greetings Corporation Class A«	125,120	2,655,046

Leisure Equipment & Products: 0.55%
Arctic Cat Incorporated†	69,570	1,090,858

Media : 2.30%

Cinemark Holdings Incorporated«	93,230	1,953,169
DreamWorks Animation SKG Incorporated†«	122,370	2,584,454

		4,537,623

Specialty Retail : 6.68%

Aeropostale Incorporated†«	159,800	1,786,564
Asbury Automotive Group Incorporated†	116,260	2,186,851
Bebe Stores Incorporated	313,340	2,149,512
Children’s Place Retail Stores Incorporated†«	33,040	1,418,077
Collective Brands Incorporated†«	105,620	1,424,814
Genesco Incorporated†«	42,210	2,237,974
Rent-A-Center Incorporated«	69,420	1,956,256

		13,160,048

Textiles, Apparel & Luxury Goods: 1.06%
Hanesbrands Incorporated†	73,230	2,091,449

Consumer Staples : 2.44%

Food & Staples Retailing : 1.34%

SUPERVALU Incorporated«	216,770	1,727,657
The Pantry Incorporated†«	72,730	909,125

		2,636,782

Food Products: 1.10%
Snyders Lance Incorporated«	97,590	2,173,329

Energy : 4.68%

Energy Equipment & Services : 3.46%

Global Industries Limited†«	528,210	2,329,406
Helix Energy Solutions Group Incorporated†«	149,150	2,519,144
Hornbeck Offshore†«	80,740	1,968,441

		6,816,991

1

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels: 1.22%
Berry Petroleum Company Class A«	48,860	$2,395,606

Financials : 29.81%

Capital Markets : 2.12%

Apollo Investment Corporation	211,300	1,920,717
Stifel Financial Corporation†«	74,570	2,243,066

		4,163,783

Commercial Banks : 8.43%

Associated Banc-Corporation«	156,010	1,716,110
City National Corporation	35,200	1,580,128
Home Bancshares Incorporated	90,760	2,131,045
MB Financial Incorporated«	105,830	1,725,029
Pacwest Bancorp«	105,960	1,700,658
SVB Financial Group†«	48,630	2,240,870
Umpqua Holdings Corporation	183,010	1,788,008
Webster Financial Corporation	95,100	1,721,310
Wintrust Financial Corporation«	63,460	2,004,067

		16,607,225

Insurance : 5.49%

Amtrust Financial Services Incorporated«	72,270	1,748,211
Argo Group International Holdings Limited	49,641	1,365,624
Employers Holdings Incorporated	177,320	2,168,624
Selective Insurance Group Incorporated	124,730	1,897,143
The Navigators Group Incorporated†	37,120	1,661,862
United Fire & Casualty Company	109,260	1,978,699

		10,820,163

REIT : 10.83%

American Campus Communities	49,280	1,922,413
Campus Crest Communities Incorporated«	212,050	2,506,431
Corporate Office Properties Trust«	77,010	2,063,098
Cousins Properties Incorporated	259,949	1,876,832
DuPont Fabros Technology Incorporated«	87,590	2,027,709
First Potomac Realty Trust	148,750	1,926,313
LaSalle Hotel Properties«	110,620	2,079,656
Pebblebrook Hotel Trust	118,020	1,896,581
Redwood Trust Incorporated«	125,270	1,573,391
Sabra Health Care REIT Incorporated	138,023	1,612,799
Sunstone Hotel Investors Incorporated†	306,200	1,849,448

		21,334,671

Thrifts & Mortgage Finance : 2.94%

BankUnited Incorporated	80,100	1,878,345
Northwest Bancshares Incorporated	173,190	2,064,425
Washington Federal Incorporated«	123,410	1,854,852

		5,797,622

Health Care : 6.85%

Health Care Equipment & Supplies: 0.79%
Alere Incorporated†	62,410	1,558,378

2

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care Providers & Services : 6.06%

Ensign Group Incorporated	85,040	$1,983,983
Gentiva Health Services Incorporated†	200,570	1,526,338
Healthways Incorporated†«	157,630	1,979,833
Medquist Holdings Incorporated†	175,240	1,445,730
Select Medical Holdings Corporation†	311,940	2,261,565
WellCare Health Plans Incorporated†	59,630	2,732,843

		11,930,292

Industrials : 12.18%

Aerospace & Defense : 1.99%

Alliant Techsystems Incorporated	30,510	1,936,470
Teledyne Technologies Incorporated†«	36,270	1,979,979

		3,916,449

Air Freight & Logistics: 0.57%
Air Transport Services Group†	208,340	1,122,953

Airlines: 1.02%
Allegiant Travel Company†«	42,710	2,005,235

Commercial Services & Supplies: 0.70%
Ennis Incorporated	86,910	1,379,262

Construction & Engineering : 1.53%

Great Lakes Dredge & Dock Company	342,390	1,674,287
Tutor Prini Corporation	95,550	1,341,522

		3,015,809

Electrical Equipment: 1.09%
GrafTech International Limited†	136,940	2,149,958

Machinery : 2.37%

Douglas Dynamics Incorporated	163,970	2,380,844
Titan International Incorporated«	106,290	2,285,235

		4,666,079

Trading Companies & Distributors : 2.00%

Aircastle Limited«	140,820	1,657,451
GATX Corporation«	63,160	2,290,182

		3,947,633

Transportation Infrastructure: 0.91%
Alexander & Baldwin Incorporated	42,020	1,782,909

Information Technology : 16.27%

Communications Equipment : 1.55%

Black Box Corporation«	45,910	1,134,895
NETGEAR Incorporated†	69,120	1,922,227

		3,057,122

Computers & Peripherals: 1.02%
Lexmark International Incorporated†	62,780	2,006,449

3

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Shares	Value
Electronic Equipment, Instruments & Components : 4.64%

Aeroflex Holding Corporation†	166,930	$1,465,645
Benchmark Electronics Incorporated†«	138,930	1,882,502
Power One Incorporated†«	272,650	2,061,234
Synnex Corporation†«	72,590	1,912,021
TTM Technologies Incorporated†«	162,510	1,815,237

		9,136,639

Internet Software & Services: 1.22%
EarthLink Incorporated	325,060	2,398,943

IT Services : 3.56%

CACI International Incorporated Class A†	30,090	1,656,755
CSG Systems International Incorporated†	121,050	1,617,228
ManTech International Corporation Class A«	58,170	2,180,793
TNS Incorporated†	92,540	1,569,478

		7,024,254

Semiconductors & Semiconductor Equipment : 4.28%

Fairchild Semiconductor International Incorporated†«	156,330	2,072,936
Integrated Silicon Solution Incorporated†«	195,490	1,608,883
Kulicke & Soffa Industries Incorporated†«	292,450	2,544,315
RF Micro Devices Incorporated†«	356,250	2,212,313

		8,438,447

Materials : 5.56%

Chemicals : 3.22%

Cytec Industries Incorporated	43,730	1,985,342
Ferro Corporation†	247,040	2,067,725
Kraton Performance Polymers Incorporated†	95,840	2,297,285

		6,350,352

Metals & Mining : 2.34%

A.M. Castle & Company†	92,090	1,117,973
Horsehead Holding Corporation†	113,880	1,167,270
RTI International Metals Incorporated†«	86,940	2,316,082

		4,601,325

Telecommunication Services : 0.95%

Diversified Telecommunication Services: 0.95%
Iridium Communications Incorporated†«	253,340	1,872,183

Utilities : 2.85%

Electric Utilities : 1.85%

Great Plains Energy Incorporated	104,500	2,042,975
Portland General Electric Company	66,190	1,596,503

		3,639,478

Independent Power Producers & Energy Traders: 1.00%
Genon Energy Incorporated†	649,413	1,974,209

Total Common Stocks (Cost $195,049,841)		192,239,918

4

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name			Principal	Value
Other : 0.67%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)			$1,316,462	$502,230
VFNC Corporation, Pass-through Entity, 0.21% (a)(i)(v)144A±			1,520,908	821,290

Total Other (Cost $604,763)				1,323,520

		Yield	Shares

Short-Term Investments: 29.04%

Investment Companies : 29.04%

Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)		0.05%	3,536,764	3,536,764
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	53,657,186	53,657,186

Total Short-Term Investments (Cost $57,193,950)				57,193,950

Total Investments in Securities (Cost $252,848,554)*	127.30%			250,757,388

Other Assets and Liabilities, Net	(27.30)			(53,777,178)

Total Net Assets	100.00%			$196,980,210

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

* Cost for federal income tax purposes is $266,142,525 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,022,328
Gross unrealized depreciation	(19,407,465)

Net unrealized depreciation	$(15,385,137)

5

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$192,239,918	$0	$0	$192,239,918
Other	0	0	1,323,520	1,323,520
Short-term investments
Investment companies	3,536,764	53,657,186	0	57,193,950

	$195,776,682	$53,657,186	$1,323,520	$250,757,388

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,504,126
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	8,171
Purchases	0
Sales	(188,777)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$1,323,520

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(82,813)

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
US Treasury Securities: 98.19%
TIPS		1.75%	01/15/2028	$2,515,939	$2,896,279
TIPS		2.00	01/15/2026	2,644,246	3,131,160
TIPS		2.13	02/15/2040	1,639,661	2,007,816
TIPS		2.13	02/15/2041	1,376,078	1,697,414
TIPS		2.38	01/15/2025	3,580,615	4,418,142
TIPS		2.38	01/15/2027	2,580,056	3,209,548
TIPS		2.50	01/15/2029	962,004	1,225,953
TIPS		3.38	04/15/2032	991,942	1,451,180
TIPS		3.63	04/15/2028	1,618,931	2,317,854
TIPS		3.88	04/15/2029	3,336,657	4,989,083
TIPS		0.13	04/15/2016	966,389	1,008,442
TIPS		0.50	04/15/2015	3,338,360	3,505,538
TIPS		0.63	04/15/2013	790,290	808,134
TIPS		0.63	07/15/2021	1,377,118	1,438,335
TIPS		1.13	01/15/2021	4,782,857	5,233,115
TIPS		1.25	04/15/2014	1,834,569	1,936,689
TIPS		1.25	07/15/2020	3,721,005	4,121,303
TIPS		1.38	07/15/2018	2,381,447	2,664,058
TIPS «		1.38	01/15/2020	2,374,782	2,655,117
TIPS		1.63	01/15/2015	2,068,798	2,246,422
TIPS		1.63	01/15/2018	1,163,689	1,314,423
TIPS		1.88	07/15/2013	3,195,478	3,363,739
TIPS		1.88	07/15/2015	1,798,791	1,994,690
TIPS		1.88	07/15/2019	1,670,360	1,936,834
TIPS		2.00	01/15/2014	3,481,703	3,725,422
TIPS		2.00	07/15/2014	3,532,714	3,833,545
TIPS		2.00	01/15/2016	2,576,007	2,893,178
TIPS		2.13	01/15/2019	2,260,446	2,654,258
TIPS		2.38	01/15/2017	2,664,005	3,092,327
TIPS		2.50	07/15/2016	3,146,438	3,656,259
TIPS		2.63	07/15/2017	2,216,380	2,635,412

Total US Treasury Securities (Cost $75,520,212)					84,061,669

Other : 1.32%

Gryphon Funding Limited, Pass-through Entity (a)(i)(v)				606,446	231,359
VFNC Corporation, Pass-through Entity, 0.21% (a)144A(i)(v)±				1,653,594	892,941

Total Other (Cost $502,899)					1,124,300

Short-Term Investments: 2.46%

		Yield
US Treasury Securities : 0.06%
US Treasury Bill #		0.06	09/22/2011	50,000	50,000

				Shares
Investment Companies : 2.40%

Wells Fargo Advantage Government Money Market Fund Institutional Class (v)(l)(u)		0.01		643,130	643,130
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		1,413,426	1,413,426

					2,056,556

Total Short-Term Investments (Cost $2,106,556)					2,106,556

Total Investments in Securities (Cost $78,129,667)*	101.97%				87,292,525
Other Assets and Liabilities, Net	(1.97)				(1,682,405)

Total Net Assets	100.00%				$85,610,121

«	All or a portion of this security is on loan.

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
±	Variable rate investment.
#	All or a portion of this security is segregated as collateral for derivative instruments
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $80,418,291 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$83,087,576
Gross unrealized depreciation	(76,213,342)

Net unrealized appreciation	$6,874,234

2

WELLS FARGO ADVANTAGE INFLATION PROTECTED BOND PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Inflation Protected Bond Portfolio (the”Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Portfolio”). The Cash Collateral Portfolio is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Portfolios Management LLC (“Portfolios Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Portfolios Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Portfolio increase. All of the fees received by Portfolios Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Portfolio seeks to provide a positive return compared to the daily Fed Portfolios Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Portfolio investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury securities	$84,061,669	$0	$0	$84,061,669
Other	0	0	1,124,300	1,124,300
Short-term investments
Investment companies	643,130	1,413,426	0	2,056,556
U.S. Treasury securities	50,000	0	0	50,000

	$84,754,799	$1,413,426	$1,124,300	$87,292,525

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$1,272,752
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	21,001
Purchases	0
Sales	(169,453)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$1,124,300

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(57,208)

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to speculate on interest rates.

As of August 31, 2011, the Portfolio did not have any open futures contracts but had an average notional amount of $162,939 in short futures contracts during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 28.18%

FHLMC Multifamily Structured Pass-Through Securities Series K701	3.88%	11/25/2017	$1,200,000	$1,300,789
FHLMC Series 2416 Class PE	6.00	10/15/2021	743,543	764,651
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.09	09/25/2029	385,860	412,984
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,744,569	2,067,877
FNMA %%	5.50	07/25/2038	1,500,000	1,638,984
FNMA #555743	5.00	09/01/2033	1,396,341	1,511,684
FNMA #880156	5.50	02/01/2036	3,464,139	3,758,213
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	377,084	432,447
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	1,704,356	1,910,386
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,346,458	2,632,066
FNMA Series 1988-5 Class Z	9.20	03/25/2018	2,370	2,429
FNMA Series 2002-90 Class A2	6.50	11/25/2042	746,772	861,821
FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,232,524	1,328,859
FNMA Series 2003-97 Class CA	5.00	10/25/2018	2,200,477	2,403,128
FNMA Series 2003-W4 Class 3A	6.85	10/25/2042	671,220	782,463
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	357,556	417,625
FNMA Series 2006-M2 Class A2F	5.26	05/25/2020	3,225,000	3,637,196
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	3,358,199	3,789,354
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,012,338	2,390,230
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	956,842	1,116,304
GNMA #345066	6.50	10/15/2023	88,555	100,598
GNMA #346960	6.50	12/15/2023	49,777	56,547
GNMA #354692	6.50	11/15/2023	44,274	50,295
GNMA #361398	6.50	01/15/2024	108,191	123,184
GNMA #366641	6.50	11/15/2023	43,573	49,498
GNMA #731551	5.15	07/15/2051	1,089,085	1,205,863
GNMA #780626	7.00	08/15/2027	225,749	262,439
Housing Urban Development Series 04-A	5.08	08/01/2013	1,300,000	1,413,614
SBA Participation Certificates Series 2003-P10A Class 1	4.52	02/10/2013	97,367	101,040
SBA Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	1,658,652	1,827,554
SBA Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	836,904	931,210
SBA Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,616,228	1,789,629

Total Agency Securities (Cost $37,712,051)				41,070,961

Asset-Backed Securities: 5.50%

Countrywide Asset Backed Certificates Series 2007-S2 Class A6	5.78	05/25/2037	1,007,229	791,776
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN ±	0.44	08/25/2035	280,198	169,492
Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	509,863	536,649
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.56	01/25/2035	239,917	228,067
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.48	01/20/2035	1,792,145	1,581,721
KeyCorp Student Loan Trust Series 1999-B Class CTFS ±(a)	1.03	11/25/2036	1,800,000	1,050,300
RAAC Series 2007-RP4 Class A ±144A	0.57	11/25/2046	1,819,684	1,052,008
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(a)(i)	0.50	05/25/2047	2,828,176	1,452,834
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A ±144A(l)	0.35	07/25/2037	1,439,414	1,146,493

Total Asset-Backed Securities (Cost $11,691,059)				8,009,340

Non-Agency Mortgage Backed Securities: 13.84%

Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.63	08/25/2035	1,210,557	798,245
Countrywide Home Loans Series 2005-R3 Class AF ±144A	0.62	09/25/2035	1,778,430	1,499,277
Countrywide Home Loans Series 2006-OA5 Class 1A1 ±	0.42	04/25/2046	1,683,912	945,980
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1	2.67	06/25/2034	1,105,933	1,024,794
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	2,000,000	2,065,536
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±	0.55	01/19/2035	44,593	28,129

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)

JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB	6.07%	04/15/2045	$2,382,976	$2,521,453
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	22,336	25,148
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2	5.76	08/12/2043	1,882,828	1,954,706
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 144A	6.50	10/25/2034	1,709,573	1,722,647
Sequoia Mortgage Trust Series 10 Class 1A ±	1.01	10/20/2027	743,252	662,204
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 (l)	4.85	10/15/2041	1,475,000	1,586,472
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 144A	6.11	03/23/2045	2,526,617	2,510,775
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.45	04/25/2045	868,602	671,395
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±	1.25	02/25/2046	1,972,466	1,448,743
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.22	06/25/2046	1,498,032	705,597

Total Non-Agency Mortgage Backed Securities (Cost $22,940,948)				20,171,101

Corporate Bonds and Notes: 28.89%

Consumer Discretionary : 2.48%

Diversified Consumer Services : 1.48%

Dartmouth College	4.75	06/01/2019	600,000	679,092
Massachusetts Institute of Technology	7.25	11/02/2096	500,000	710,555
Pepperdine University	5.45	08/01/2019	600,000	704,142
Stewart Enterprises Incorporated	6.50	04/15/2019	60,000	58,350

				2,152,139

Media : 1.00%

Lamar Media Corporation	6.63	08/15/2015	545,000	542,275
Pearson Dollar Finance Two plc144A	6.25	05/06/2018	325,000	377,379
Time Warner Cable Incorporated	6.20	07/01/2013	500,000	543,778

				1,463,432

Consumer Staples : 1.96%

Food & Staples Retailing: 0.41%
Wal-Mart Stores Incorporated	5.80	02/15/2018	500,000	601,028

Food Products : 1.24%

Cargill Incorporated144A	4.31	05/14/2021	853,000	910,128
McCormick & Company Incorporated	5.75	12/15/2017	750,000	900,564

				1,810,692

Household Products: 0.31%
Procter & Gamble Company	1.45	08/15/2016	450,000	448,377

Energy : 1.46%

Oil, Gas & Consumable Fuels: 1.46%

ConocoPhillips	4.60	01/15/2015	500,000	549,605
EQT Corporation	8.13	06/01/2019	650,000	800,712

2

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC 144A	6.51%	12/15/2012	$750,000	$775,966

				2,126,283

Financials : 18.16%

Capital Markets: 0.76%

Charles Schwab Corporation	6.38	09/01/2017	500,000	604,285
Morgan Stanley	4.10	01/26/2015	500,000	497,388

				1,101,673

Commercial Banks: 8.59%

BankAmerica Capital III ±	0.82	01/15/2027	1,839,000	1,344,348
Branch Banking & Trust Capital Trust IV	6.82	06/12/2077	1,000,000	1,001,250
Chase Capital VI ±	0.88	08/01/2028	2,000,000	1,589,898
Colonial Bank NA (s)	6.38	12/01/2015	1,978,000	198
CoreStates Capital Trust II ±144A	0.90	01/15/2027	750,000	642,777
HSBC Capital Funding LP 144A	4.61	12/29/2049	600,000	573,991
Manufacturers & Traders Trust Company	5.59	12/28/2020	1,508,000	1,501,817
National Capital Commerce Incorporated ±	1.23	04/01/2027	2,900,000	2,355,864
National City Bank ±	0.62	06/07/2017	500,000	457,495
NTC Capital Trust Series A ±	0.77	01/15/2027	450,000	374,237
Regions Financial Corporation	5.75	06/15/2015	760,000	718,200
TCF National Bank ±	1.88	06/15/2014	1,375,000	1,330,725
UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	700,000	630,000

				12,520,800

Diversified Financial Services: 4.82%

ABB Treasury Center USA Incorporated 144A	4.00	06/15/2021	510,000	520,917
Citigroup Incorporated	6.13	11/21/2017	1,185,000	1,297,193
Deutsche Bank Capital Funding Trust VII 144A	5.63	01/29/2049	500,000	380,000
General Electric Capital Corporation ±	0.65	05/05/2026	1,450,000	1,211,337
Goldman Sachs Capital II	5.79	06/01/2043	115,000	82,800
Toll Road Investment Partnership II LP 144A ^	4.84	02/15/2015	2,500,000	2,118,033

				5,610,280

Insurance: 2.23%

Aegon NV	4.75	06/01/2013	520,000	545,332
Metropolitan Life Global Funding I 144A	5.13	06/10/2014	475,000	518,076
Minnesota Life Insurance Company 144A	8.25	09/15/2025	950,000	1,069,089
New York Life Global Funding 144A	5.38	09/15/2013	500,000	541,649
NLV Financial Corporation 144A	7.50	08/15/2033	565,000	578,792

				3,252,938

REIT: 1.76%

Duke Realty LP	6.75	03/15/2020	750,000	803,309
Liberty Property LP	6.63	10/01/2017	400,000	471,293
Potlatch Corporation	7.50	11/01/2019	160,000	162,400
Realty Income Corporation	5.50	11/15/2015	500,000	555,257
Simon Property Group LP	6.75	05/15/2014	500,000	567,503

				2,559,762

Health Care : 0.83%

Health Care Providers & Services: 0.41%
Roche Holdings Incorporated144A	6.00	03/01/2019	500,000	602,286

3

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Pharmaceuticals: 0.42%
Schering-Plough Corporation	6.00%	09/15/2017	$500,000	$610,892

Industrials : 1.76%

Aerospace & Defense: 0.38%
Lockheed Martin Corporation	4.25	11/15/2019	500,000	545,608

Commercial Services & Supplies : 0.97%

Ace Hardware Corporation144A	9.13	06/01/2016	350,000	367,500
Black & Decker«	5.75	11/15/2016	825,000	965,003
Iron Mountain Incorporated	8.75	07/15/2018	85,000	87,125

				1,419,628

Road & Rail: 0.41%
Ryder System Incorporated Series MTN	3.15	03/02/2015	565,000	593,660

Information Technology : 0.65%

Electronic Equipment, Instruments & Components: 0.19%
Jabil Circuit Incorporated	8.25	03/15/2018	250,000	281,875

IT Services: 0.46%

Fiserv Incorporated	3.13	10/01/2015	500,000	513,656
SunGard Data Systems Incorporated	4.88	01/15/2014	150,000	148,125

				661,781

Materials : 0.88%

Chemicals: 0.56%
Valspar Corporation	5.10	08/01/2015	750,000	808,553

Metals & Mining : 0.32%

Century Aluminum Company	8.00	05/15/2014	176,750	180,064
International Steel Group	6.50	04/15/2014	100,000	107,479
Steel Dynamics Incorporated	6.75	04/01/2015	185,000	185,463

				473,006

Utilities : 1.68%

Electric Utilities : 1.68%

Connecticut Light & Power	5.38	03/01/2017	1,000,000	1,151,176
Great River Energy144A	5.83	07/01/2017	821,537	921,616
Otter Tail Corporation	9.00	12/15/2016	350,000	383,250

				2,456,042

Total Corporate Bonds and Notes (Cost $42,855,674)				42,100,735

Municipal Bonds and Notes: 12.00%

Arizona : 0.64%
Maricopa County AZ Elementary School District #28-Kyrene Elementary (Tax Revenue)	5.38	07/01/2019	800,000	935,376

California : 0.68%
California State Build America Bonds (Miscellaneous Revenue)	7.55	04/01/2039	825,000	993,779

4

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Georgia : 1.15%
Cherokee County GA (Tax Revenue, State Aid Withholding Insured)	5.87%	08/01/2028	$1,500,000	$1,670,580

Illinois : 1.42%

City of Chicago IL Taxable Series D (Tax Revenue, NATL-RE Insured)	5.44	01/01/2024	1,000,000	1,023,200
Loyola University IL Series C (Education Revenue)	4.80	07/01/2013	1,000,000	1,049,580

				2,072,780

Indiana : 0.51%
Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	01/01/2039	705,000	737,056

Kansas : 0.77%
Sedgwick County KS USD # 259 (Tax Revenue)	5.10	10/01/2022	1,000,000	1,124,380

Kentucky : 0.53%

Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	530,000	547,061
Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	230,000	231,996

				779,057

Minnesota : 0.45%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	655,000	659,054

New Hampshire : 0.76%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	1,085,000	1,106,917

New Jersey : 1.64%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12/01/2025	2,030,000	2,384,154

North Carolina : 0.82%
Duke University North Carolina Taxable Series A (Education Revenue, GO of University Insured)	5.85	04/01/2037	1,000,000	1,188,490

Ohio : 0.74%
Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	1,055,000	1,075,625

Texas : 0.38%
Dallas County TX Hospital District Series C (Tax Revenue)	4.45	08/15/2019	500,000	551,195

Virginia : 0.11%
Virginia Resources Authority (Miscellaneous Revenue)	4.71	11/01/2017	145,000	167,569

West Virginia : 0.68%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	03/01/2035	1,000,000	992,550

Wisconsin : 0.72%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	09/01/2037	1,035,000	1,044,067

Total Municipal Bonds and Notes (Cost $16,099,173)				17,482,629

Term Loans: 0.39%

Georgia Pacific Corporation	2.32	12/21/2012	229,516	227,842
RMK Acquisition Corporation (Aramark) 1st Lien	0.04	01/27/2014	26,337	24,849

5

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security Name		Interest Rate	Maturity Date	Principal	Value
Term Loans (continued)
RMK Acquisition Corporation (Aramark) 1st Lien		2.12%	01/27/2014	$326,927	$308,455

Total Term Loans (Cost $582,780)					561,146

US Treasury Securities: 5.97%
TIPS		1.13	01/15/2021	438,558	479,843
US Treasury Bond		3.88	08/15/2040	2,050,000	2,147,375
US Treasury Bond		4.25	11/15/2040	4,105,000	4,584,772
US Treasury Bond		4.75	02/15/2041	550,000	666,359
US Treasury Note		4.38	05/15/2041	725,000	827,631

Total US Treasury Securities (Cost $7,583,229)					8,705,980

Yankee Corporate Bonds and Notes: 2.17%

Energy : 0.54%

Oil, Gas & Consumable Fuels: 0.54%
BP Capital Markets plc		3.63	05/08/2014	750,000	790,943

Financials : 1.63%

Commercial Banks : 1.23%
Barclays Bank plc 144A		5.93	09/29/2049	750,000	615,000
Rabobank Nederland NV 144A		4.20	05/13/2014	500,000	537,130
Rabobank Nederland NV 144A		11.00	12/29/2049	500,000	628,750
					1,780,880

Diversified Financial Services: 0.40%
Siemens Financieringsmaatschappij NV 144A		5.75	10/17/2016	500,000	585,392

Total Yankee Corporate Bonds and Notes (Cost $3,164,978)					3,157,215

Other : 0.37%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)				295,265	112,643
VFNC Corporation, Pass-through Entity, 0.21% ±144A(a)(i)(v)				805,097	434,752
Total Other (Cost $244,850)					547,395

		Yield		Shares
Short-Term Investments : 3.32%

Investment Companies : 3.32%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)##		0.05		4,470,581	4,470,581
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)		0.19		362,650	362,650
Total Short-Term Investments (Cost $4,833,231)					4,833,231

Total Investments in Securities (Cost $147,707,973)*	100.63%				146,639,733
Other Assets and Liabilities, Net	(0.63)				(914,812)

Total Net Assets	100.00%				$145,724,921

%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment.

6

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate. The total cost of affiliated investments is $7,672,249.
(i)	Illiquid security.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
^	Zero coupon security. Rate represents yield to maturity.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued or unfunded loans.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $147,743,460 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,656,568
Gross unrealized depreciation	(10,760,295)

Net unrealized depreciation	$(1,103,727)

7

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Managed Fixed Income Portfolio (the”Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$41,070,961	$0	$41,070,961
Asset-backed securities	0	5,506,206	2,503,134	8,009,340
Non-agency mortgage backed securities	0	20,171,101	0	20,171,101
Corporate bonds and notes	0	42,100,735	0	42,100,735
Municipal bonds and notes	0	17,482,629	0	17,482,629
Term loans	0	561,146	0	561,146
U.S. Treasury obligations	8,705,980	0	0	8,705,980
Yankee corporate bonds and notes	0	3,157,215	0	3,157,215
Other	0	0	547,395	547,395
Short-term investments
Investment companies	4,470,581	362,650	0	4,833,231

	$13,176,561	$130,412,643	$3,050,529	$146,639,733

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset- backed securities	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$2,540,173	$140,697	$619,674	$3,300,544
Accrued discounts (premiums)	(670)	0	0	(670)

Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	(36,369)	(683)	10,224	(26,828)
Purchases	0	0	0	0
Sales	0	(140,014)	(82,503)	(222,517)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of August 31, 2011	$2,503,134	$0	$547,395	$3,050,529

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(36,369)	$0	$(27,853)	$(64,222)

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS - August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 42.25%

FHLMC #E90573	6.00%	07/01/2017	$145,797	$156,730
FHLMC #G90030	7.50	07/17/2017	163,380	170,550
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	622,365	722,267
FHLMC Structured Pass-Through Securities Series T-54 Class 4A ±	3.77	02/25/2043	714,866	740,222
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,049,273	1,207,831
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	857,726	986,396
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,024,934	1,214,878
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	1.46	02/25/2045	645,604	648,975
FNMA	1.75	08/10/2012	400,000	405,589
FNMA #190815 ±	3.35	07/01/2017	61,115	61,435
FNMA #289517 ±	2.61	04/01/2034	618,973	638,220
FNMA #545927	6.50	12/01/2015	142,195	149,245
FNMA #631367	5.50	02/01/2017	321,295	349,025
FNMA #693015 ±	2.16	06/01/2033	327,963	342,314
FNMA #732003 ±	1.97	09/01/2033	243,258	247,022
FNMA #734329 ±	1.95	06/01/2033	544,767	567,989
FNMA #735572	5.00	04/01/2014	233,275	247,294
FNMA #735977 ±	2.30	08/01/2035	502,692	521,862
FNMA #741447 ±	1.97	10/01/2033	635,273	645,704
FNMA #750805 ±	2.13	12/01/2033	398,515	413,915
FNMA #783249 ±	1.46	04/01/2044	308,172	309,386
FNMA #806504 ±	1.46	10/01/2034	408,811	410,489
FNMA #806505 ±	1.46	10/01/2044	418,940	420,762
FNMA #826179 ±	2.28	07/01/2035	433,635	454,318
FNMA #849014 ±	2.16	01/01/2036	393,136	409,766
FNMA #936591 ±	5.52	04/01/2037	376,744	402,452
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	215,408	252,762
FNMA Series 2002-90 Class A2	6.50	11/25/2042	228,281	263,451
FNMA Series 2003-W4 Class 3A	6.85	10/25/2042	560,842	653,791
FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	462,324	535,323
FNMA Series 2007-88 Class HC ±	3.89	09/25/2037	590,708	602,256
FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	249,792	297,932
National Credit Union Administration Guaranteed Notes ±	0.23	06/12/2013	275,000	274,901

Total Agency Securities (Cost $14,916,498)				15,725,052

Asset-Backed Securities: 13.13%

Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	04/15/2015	200,000	201,866
Americredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11/10/2014	150,000	149,863
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2 144a	1.83	11/15/2012	22,684	22,693
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	06/15/2015	100,000	100,374
GSAMP Trust Series 2005-SEA2 Class A1 ±	0.57	01/25/2045	639,476	471,163
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ±144a	0.57	03/25/2035	417,995	344,609
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ±144a	0.57	09/25/2035	427,716	350,142
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.48	01/20/2035	631,731	557,557
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.37	01/20/2036	869,208	812,635
Hyundai Auto Receivables Trust Series 2007-A Class A4	5.21	03/17/2014	197,787	199,532
Mercedes Benz Auto Receivables Series 2011-1 Class A3	0.85	03/16/2015	125,000	125,419
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A ±	0.74	04/25/2016	69,493	63,348
Santander Drive Auto Receivables Trust Series 2011-2 Class A2	1.04	04/15/2014	175,000	174,919
SASC Series 2006-GEL3 Class A1 ±144a	0.34	07/25/2036	12,951	12,821
SBI Heloc Trust Series 2005-HE1 Class 1A ±144a	0.41	11/25/2035	540,410	494,193
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144a(i)(a)	0.50	05/25/2047	949,459	487,737
US Education Loan Trust LLC Series 2007-1A Class A2 ±144a	0.60	09/01/2019	168,690	168,283
World Omni Auto Receivables Trust Series 2007-B Class A4	5.39	05/15/2013	146,588	148,209

Total Asset-Backed Securities (Cost $5,843,427)				4,885,363

1

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 9.07%

Consumer Staples : 1.42%

Beverages: 0.56%
Anheuser-Busch Companies Incorporated	4.38%	01/15/2013	$200,000	$208,983

Food & Staples Retailing: 0.56%
Sysco Corporation	4.20	02/12/2013	200,000	209,844

Food Products: 0.30%
General Mills Incorporated	5.65	09/10/2012	105,000	109,979

Energy : 1.07%

Oil, Gas & Consumable Fuels : 1.07%
Chevron Corporation	3.95	03/03/2014	125,000	134,939
Northern National Gas Company 144a	5.38	10/31/2012	250,000	263,650
				398,589

Financials : 3.62%

Commercial Banks : 2.29%
Bank of Montreal ±	0.72	04/29/2014	125,000	125,056
Bank of Nova Scotia 144a	1.45	07/26/2013	125,000	126,749
Branch Banking & Trust Corporation	3.85	07/27/2012	585,000	600,814
				852,619

Consumer Finance: 0.41%
American Honda Finance Corporation 144a	5.10	03/27/2012	150,000	153,589

Insurance: 0.92%
Metropolitan Life Global Funding Incorporated ±144a	0.50	03/15/2012	340,000	339,997

Health Care : 1.29%

Pharmaceuticals: 1.29%
Pfizer Incorporated	4.45	03/15/2012	470,000	479,666

Industrials : 0.45%

Road & Rail: 0.45%
Union Pacific Corporation			150,000	166,465

Information Technology : 0.64%

Computers & Peripherals: 0.64%
Hewlett-Packard Company	2.95	08/15/2012	235,000	239,038

Utilities : 0.58%

Electric Utilities: 0.58%
Public Service Electric & Gas Company	5.38	09/01/2013	200,000	216,533

Total Corporate Bonds and Notes (Cost $3,345,370)				3,375,302

2

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 3.01%

California : 0.13%
University of California Revenues (Education Revenue)	0.89%	07/01/2013	$50,000	50,134

Kansas : 0.27%
Reno County KS Unified School District (Education Revenue, NATL-RE Insured)	5.20	09/01/2011	100,000	100,000

Minnesota : 0.54%
Metropolitan Council MN Minneapolis-St. Paul Metropolitian Area (GO - State)	1.00	02/01/2012	200,000	200,584

Oregon : 0.32%
Oregon State University System Project Series F (Education Revenue)	0.58	08/01/2012	120,000	120,289

Texas : 1.12%

Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±§	0.80	01/27/2020	125,000	124,639

Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±§	0.33	12/26/2018	294,630	292,512

				417,151

Wisconsin : 0.63%

Outagamie County Wisconsin (GO—State)	2.50	04/01/2013	125,000	127,898
Western WI Technical College (Education Revenue)	1.75	04/01/2012	105,000	105,842

				233,740

Total Municipal Bonds and Notes (Cost $1,121,154)				1,121,898

Loan Participation: 1.32%

United States Department of Agriculture Loan (a)	0.98	06/25/2016	350,266	350,651
United States Department of Agriculture Loan (a)	5.37	09/08/2019	141,347	140,315

Total Loan Participation (Cost $489,674)				490,966

Non-Agency Mortgage Backed Securities: 12.20%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11/10/2042	313,474	313,664
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	570,515	569,805
Countrywide Home Loans Series 2004-R1 Class 1AF ±144a	0.62	11/25/2034	362,631	315,161
FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2 144a	1.63	10/25/2012	940,000	927,432
GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	88,199	88,132
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4	5.05	07/10/2045	555,513	555,018
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144a	0.62	06/25/2034	360,794	292,932
JPMorgan Chase Commercial Mortgage Series 2010 C2 Class A1 144a	2.75	11/15/2043	166,884	166,908
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A ±	0.76	11/25/2015	196,793	187,364
Structured Asset Securities Corporation Series 2004-NP2 Class A ±144a	0.57	06/25/2034	392,880	335,566
Structured Asset Securities Corporation Series 2005-GEL4 Class A ±	0.57	08/25/2035	90,453	88,276
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144a	6.00	10/25/2036	297,812	293,742
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ±144a(i)(a)	0.47	08/25/2046	359,254	187,351

3

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security Name		Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±		0.45%	04/25/2045	$285,770	220,889
Total Non-Agency Mortgage Backed Securities (Cost $4,963,709)					4,542,240

Other: 0.66%

Gryphon Funding Limited, Pass-through Entity (i)(a)(v)		0.00	08/05/2012	131,935	50,333
VFNC Corporation, Pass-through Entity, 0.21% ±144a(i)(a)(v)		0.21	09/29/2011	359,746	194,263
Total Other (Cost $109,408)					244,596

U.S. Treasury Securities: 6.26%

US Treasury Bond		0.17	05/31/2012	775,000	774,606
US Treasury Bond «		0.20	04/05/2012	775,000	774,813
US Treasury Bond «		0.75	03/31/2013	775,000	781,843
Total U.S. Treasury Securities (Cost $2,322,796)					2,331,262

Yankee Corporate Bonds and Notes: 1.62%
Financials : 1.62%
Diversified Financial Services : 1.62%

Covidien International Finance SA				250,000	254,713
Diageo Capital plc				150,000	159,162
Shell International Finance B.V.				175,000	188,721
Total Yankee Corporate Bonds and Notes (Cost $601,878)					602,596

		Yield		Shares
Short-Term Investments: 13.87%
Investment Companies : 13.87%

Wells Fargo Advantage Cash Investment Money Market Fund Institiutional Class (l)(u)		0.13		4,244,580	4,244,580
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		916,942	916,942

Total Short-Term Investments (Cost $5,161,522)					5,161,522

Total Investments in Securities (Cost $38,875,436)*	103.39%				38,480,797
Other Assets and Liabilities, Net	(3.39)				(1,263,114)

Total Net Assets	100.00%				$37,217,683

±	Variable rate investment.
144a	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
§	These securities are subject to a demand feature which reduces the effective maturity.
(v)	Security represents investment of cash collateral received from securities on loan.
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

4

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

*	Cost for federal income tax purposes is $38,873,739 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation Net	$1,023,881
Gross unrealized depreciation	(1,416,823)

unrealized depreciation	$(392,942)

5

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Stable Income Portfolio (the”Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each participating Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Portfolio’s percentage ownership of the joint account as of such date.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the

Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$15,725,052	$0	$15,725,052
Asset-backed securities	0	$4,397,626	0	4,397,626
Corporate bonds and notes	0	3,375,302	0	3,375,302
Municipal bonds and notes	0	1,121,898	0	1,121,898
Loan participation	0	0	490,966	490,966
Non-agency mortgage-backed securities	0	4,354,889	675,088	5,029,977
Other	0	0	244,596	244,596
U.S. Treasury securities	2,331,262	0	0	2,331,262
Yankee corporate bonds and notes	0	602,596	0	602,596
Short-term investments
Investment companies	4,244,580	916,942	0	5,161,522

	$6,575,842	$30,494,305	$1,410,650	$38,480,797

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(1,817)	$0	$0	$(1,817)

+	Futures contracts are valued at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other	Loan participation	Non-agency mortgage backed securities	Total
Balance as of May 31, 2011	$276,893	$536,872	$723,775	$1,537,540
Accrued discounts (premiums)	0	17	0	17

Realized gains (losses)	0	(5)	0	(5)
Change in unrealized gains (losses)	4,568	3,682	(48,687)	(40,437)
Purchases	0	0	0	0
Sales	(36,865)	(49,600)	0	(86,465)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of August 31, 2011	$244,596	$490,966	$675,088	$1,410,650

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(12,446)	$3,501	$(48,687)	$(57,632)

Derivative transactions

During the three months ended August 31, 2011, the Portfolio entered into futures contracts to speculate on interest rates.

At August 31, 2011, the Portfolio had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Value at August 31, 2011	Net Unrealized Losses
December 2011	10 Short	5-Year U.S. Treasury Notes	$1,225,469	$(1,817)

As of August 31, 2011, the Fund had an average notional amount of $1,184,063 in short futures contracts during the three months ended August 31, 2011.

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 58.03%

FHLMC %%	4.50%	04/15/2039	$2,200,000	$2,320,656
FHLMC %%	4.50	05/15/2039	13,450,000	14,156,126
FHLMC #00352	5.00	07/15/2029	325,000	330,441
FHLMC #1B3430 ±	6.10	06/01/2037	4,022,720	4,388,048
FHLMC #1B7562 ±	5.77	11/01/2037	62,277	67,240
FHLMC #1G0784 ±	5.68	03/01/2036	1,075,711	1,167,623
FHLMC #1G1009 ±	6.06	07/01/2036	1,763,699	1,926,999
FHLMC #1G1347 ±	5.81	11/01/2036	3,818,101	4,159,027
FHLMC #1G1404 ±	5.85	12/01/2036	2,869,325	3,125,011
FHLMC #1G1420 ±	5.83	01/01/2037	302,767	330,448
FHLMC #1G1614 ±	5.89	03/01/2037	277,755	302,831
FHLMC #1G1873 ±	5.68	03/01/2036	992,440	1,077,986
FHLMC #1G2017 ±	5.97	07/01/2037	2,457,162	2,684,610
FHLMC #1G2200 ±	6.18	09/01/2037	594,187	647,644
FHLMC #1H1334 ±	5.93	06/01/2036	2,439,528	2,645,337
FHLMC #1J1920 ±	5.59	10/01/2038	941,169	1,023,833
FHLMC #1Q0175 ±	6.07	11/01/2036	2,925,400	3,195,896
FHLMC #1Q0292 ±	5.85	07/01/2037	16,640	18,157
FHLMC #1Q0794 ±	5.79	11/01/2038	1,502,616	1,638,222
FHLMC #1Q0960 ±	5.97	06/01/2038	4,406,034	4,798,720
FHLMC #1Q0975 ±	6.00	10/01/2037	5,049,422	5,516,773
FHLMC #1Q0979 ±	5.76	07/01/2038	2,960,669	3,227,124
FHLMC #1Q1042 ±	5.90	05/01/2037	4,787	5,224
FHLMC #1Q1117 ±	5.61	08/01/2039	5,586,782	6,077,283
FHLMC #3455AC	5.00	06/15/2038	8,719	9,470
FHLMC #3508	4.00	02/15/2039	1,904,882	2,006,514
FHLMC #3598MA	4.50	11/15/2038	3,664,141	3,873,743
FHLMC #3626	5.00	03/15/2032	2,348,000	2,564,133
FHLMC #3631	4.00	02/15/2040	8,713,043	9,200,905
FHLMC #3652AP	4.50	03/15/2040	15,565,859	16,886,329
FHLMC #3704CA	4.00	12/15/2036	6,019,364	6,424,610
FHLMC #847703 ±	5.96	01/01/2037	872,945	950,074
FHLMC #A64183	6.00	08/01/2037	2,275,954	2,567,032
FHLMC #A78331	6.00	03/01/2034	877,275	982,345
FHLMC #A84178	4.00	12/01/2035	4,709,197	4,919,394
FHLMC #A84181	4.00	12/01/2034	3,945,980	4,127,043
FHLMC #A97278	5.00	03/01/2041	1,164,094	1,256,031
FHLMC #A97387	5.00	03/01/2041	807,052	870,791
FHLMC #A97388	5.00	03/01/2041	1,090,696	1,176,836
FHLMC #A97960	5.00	04/01/2041	6,549,594	7,058,676
FHLMC #A97992	5.00	03/01/2041	1,770,515	1,910,346
FHLMC #C90651	6.00	02/01/2023	136,606	151,857
FHLMC #G01777	6.00	02/01/2035	1,477,328	1,654,265
FHLMC #G03436	6.00	11/01/2037	1,942,771	2,191,238
FHLMC #G03601	6.00	07/01/2037	5,241,145	5,911,450
FHLMC #G04484	6.00	08/01/2038	2,106,284	2,375,663
FHLMC #G04709	6.00	10/01/2038	3,203,714	3,613,447
FHLMC #G05935	6.00	03/01/2036	8,453,745	9,466,232
FHLMC #G06008	6.00	12/01/2035	17,011,213	19,048,611
FHLMC #G11300	6.00	08/01/2017	113,387	123,439
FHLMC #G11344	6.00	10/01/2017	246,153	267,975
FHLMC #G12008	6.50	04/01/2021	74,923	79,670
FHLMC #K007A1 ±	3.34	12/25/2019	5,313,406	5,616,983
FHLMC #Q00053	5.00	04/01/2041	3,575,107	3,857,459
FHLMC #Q00491	5.00	04/01/2041	2,139,435	2,308,401
FHLMC #Q00492	5.00	04/01/2041	892,450	962,933
FHLMC #Q00537	5.00	05/01/2041	5,644,351	6,090,126
FHLMC #Q00549	5.00	05/01/2041	1,260,899	1,360,482
FHLMC #Q00769	5.00	05/01/2041	3,436,331	3,703,427
FHLMC #Q01156	5.00	06/01/2041	3,976,370	4,290,413
FHLMC #Q01161	5.00	06/01/2041	4,283,071	4,621,337
FHLMC #Q02358	5.00	07/01/2041	2,919,076	3,149,617
FHLMC #Q02360	5.00	07/01/2041	1,910,061	2,058,524

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)

FHLMC #Q02361	5.00%	07/01/2041	$2,178,752	$2,350,824
FHLMC #Q02378	5.00	07/01/2041	8,697,139	9,384,015
FHLMC #Q02701	4.50	08/01/2041	4,691,215	4,955,796
FHLMC #Q02708	4.50	08/01/2041	4,900,421	5,176,801
FHLMC #Q02859	4.50	08/01/2041	7,515,966	7,939,860
FHLMC #Q02861	4.50	08/01/2041	6,816,217	7,200,646
FHLMC #Q02953	5.00	08/01/2041	3,726,086	4,020,362
FHLMC Series 1590 Class IA ±	1.30	10/15/2023	108,685	109,585
FHLMC Series 1897 Class K	7.00	09/15/2026	3,041	3,522
FHLMC Series 1935 Class FL ±	0.95	02/15/2027	7,189	7,258
FHLMC Series 2423 Class MC	7.00	03/15/2032	45,475	51,253
FHLMC Series 2980 Class QA	6.00	05/15/2035	218,035	245,737
FHLMC Series 3028 Class PG	5.50	09/15/2035	2,052,010	2,317,245
FHLMC Series 3035 Class PA	5.50	09/15/2035	115,492	128,933
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,177,957
FHLMC Series K005 Class A2 ±	4.32	11/25/2019	4,925,000	5,385,893
FHLMC Series K010 Class A1 ±	3.32	07/25/2020	11,903,273	12,596,751
FHLMC Series T-48 Class 1A3 Preassign 00764 ±	6.32	07/25/2033	115,642	135,594
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,339,819	1,554,056
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,753,551	2,018,541
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,848,573	2,161,366
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,783,214	2,050,719
FNMA %%	3.00	01/25/2026	78,900,000	80,490,328
FNMA %%	3.50	10/25/2025	12,400,000	12,927,000
FNMA %%	3.50	11/25/2025	136,600,000	142,085,344
FNMA %%	3.50	12/25/2025	43,800,000	45,449,344
FNMA %%	3.50	07/25/2040	38,900,000	39,130,969
FNMA %%	3.50	08/25/2040	35,800,000	35,906,281
FNMA %%	4.00	01/25/2040	38,850,000	40,142,975
FNMA %%	4.50	04/25/2039	32,900,000	35,002,514
FNMA %%	4.50	05/25/2039	4,800,000	5,060,250
FNMA %%	5.00	09/25/2036	14,200,000	15,291,625
FNMA	5.00	07/25/2037	3,289,237	3,602,606
FNMA (a)	5.00	09/25/2041	2,240,000	2,433,791
FNMA (a)	5.00	09/25/2041	45,991,094	50,317,152
FNMA %%	6.00	09/25/2035	25,700,000	28,442,673
FNMA %%	6.00	10/25/2035	42,900,000	47,391,096
FNMA #061688 ±	2.61	06/01/2017	2,683	2,714
FNMA #254295	6.00	04/01/2022	60,363	67,159
FNMA #310037	6.50	10/01/2036	5,962,907	6,742,602
FNMA #313358	7.50	02/01/2012	11,019	11,148
FNMA #462361 ±	6.33	07/01/2037	3,224,743	3,539,482
FNMA #462404 ±	6.27	09/01/2037	4,171,536	4,596,244
FNMA #481473	6.00	02/01/2029	55,628	62,342
FNMA #545623	6.00	05/01/2017	135,437	147,105
FNMA #545686	6.50	06/01/2017	144,418	158,687
FNMA #555088	6.32	08/01/2012	5,267,528	5,328,185
FNMA #555285	6.00	03/01/2033	290,039	325,048
FNMA #555514	6.00	11/01/2017	32,847	35,677
FNMA #654582	6.50	07/01/2017	147,070	161,601
FNMA #725228	6.00	03/01/2034	71,850,029	80,211,968
FNMA #725229	6.00	03/01/2034	60,433,601	68,220,547
FNMA #725690	6.00	08/01/2034	5,466,490	6,081,910
FNMA #735116	6.00	12/01/2034	13,760,139	15,403,864
FNMA #735503	6.00	04/01/2035	13,503,780	15,116,882
FNMA #735504	6.00	04/01/2035	979,398	1,097,617
FNMA #745943	6.00	11/01/2033	112,684	126,285
FNMA #808350	5.50	09/01/2034	2,631,054	2,880,096
FNMA #838303 ±	5.99	07/01/2037	1,113,458	1,215,989
FNMA #873978 ±	6.06	09/01/2016	1,387,361	1,542,496
FNMA #874474	5.37	04/01/2017	2,460,000	2,764,616
FNMA #874475	5.40	05/01/2017	3,303,000	3,710,612

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)

FNMA #888941 ±	6.05%	10/01/2037	$1,502,075	$1,639,298
FNMA #893916 ±	6.31	10/01/2036	589,339	645,051
FNMA #905629 ±	6.01	12/01/2036	651,568	709,864
FNMA #906403 ±	5.89	01/01/2037	812,054	884,283
FNMA #906404 ±	5.92	01/01/2037	1,359,337	1,480,647
FNMA #909569 ±	5.87	02/01/2037	747,249	814,674
FNMA #910293 ±	5.94	03/01/2037	1,119,402	1,219,353
FNMA #914819 ±	5.91	04/01/2037	1,031,749	1,125,270
FNMA #938185 ±	5.90	07/01/2037	1,946,107	2,124,364
FNMA #941143 ±	5.99	10/01/2037	572,896	624,976
FNMA #945646 ±	6.03	09/01/2037	579,908	633,048
FNMA #947380 ±	5.76	10/01/2037	1,240,788	1,353,554
FNMA #947424 ±	5.73	10/01/2037	979,127	1,068,587
FNMA #952835 ±	5.95	09/01/2037	779,760	853,270
FNMA #959331 ±	6.09	11/01/2037	1,157,171	1,261,531
FNMA #995712	6.00	08/01/2038	1,969,946	2,231,122
FNMA #AA7377	4.00	05/01/2037	12,129,118	12,685,667
FNMA #AA7944	4.00	10/01/2033	1,123,575	1,177,764
FNMA #AA7945	4.00	10/01/2033	11,844,597	12,402,897
FNMA #AA7973	4.00	01/01/2035	2,149,188	2,250,491
FNMA #AB3339	4.50	08/01/2041	1,649,835	1,746,162
FNMA #AB3341	4.50	08/01/2041	1,727,798	1,828,676
FNMA #AB3342	4.50	08/01/2041	1,241,460	1,313,943
FNMA #AB3355	5.00	08/01/2041	2,542,032	2,785,378
FNMA #AD0086 ±	5.49	02/01/2039	2,947,008	3,197,548
FNMA #AD0682	6.00	12/01/2035	7,195,368	8,054,895
FNMA #AE0111 ±	5.85	06/01/2037	227,721	248,627
FNMA #AE0133	6.00	07/01/2037	17,633,278	19,665,422
FNMA #AE0642	6.00	12/01/2040	3,027,121	3,388,728
FNMA #AH5207	5.00	05/01/2041	1,632,163	1,763,927
FNMA #AH9083	5.00	03/01/2041	695,226	751,351
FNMA #AI0719	6.00	10/01/2039	15,219,856	16,933,316
FNMA #AI1956	5.00	05/01/2041	4,500,926	4,860,062
FNMA #AI3126	5.00	05/01/2041	4,370,682	4,719,426
FNMA #AI4227	5.00	06/01/2041	2,056,899	2,222,950
FNMA #AI4229	5.00	06/01/2041	5,550,020	5,998,069
FNMA #AI4230	5.00	06/01/2041	3,620,574	3,912,860
FNMA #AI4231	5.00	06/01/2041	2,725,345	2,945,360
FNMA #AI5480	5.00	07/01/2041	3,392,168	3,666,015
FNMA #AI5485	5.00	07/01/2041	5,761,233	6,226,332
FNMA #AI7760	5.00	08/01/2041	2,386,707	2,579,384
FNMA #AI7762	5.00	08/01/2041	2,736,757	2,955,128
FNMA #AI7763	5.00	08/01/2041	2,714,739	2,933,897
FNMA #AI8233	4.50	08/01/2041	8,602,111	9,104,349
FNMA #AI8236	4.50	08/01/2041	7,560,183	8,001,588
FNMA #AI8401	5.00	08/01/2041	7,370,504	7,965,519
FNMA #AI8898	5.00	09/01/2041	7,430,324	8,030,168
FNMA #AI8920	5.00	09/01/2041	6,314,921	6,824,719
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	39,006	44,027
FNMA Series 1999-54 Class LH	6.50	11/25/2029	60,696	70,108
FNMA Series 2002-14 Class A2	7.00	01/25/2042	681,153	827,431
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,339,212	1,560,308
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,400,951
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	108,673
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	87,654
FNMA Series 2005-5 Class PA	5.00	01/25/2035	2,808,896	3,078,922
FNMA Series 2005-58 Class MA	5.50	07/25/2035	1,181,821	1,316,530
FNMA Series 2006-56 Class CA	6.00	07/25/2036	1,371,447	1,548,810
FNMA Series 2009-105 Class CB	6.00	12/25/2039	11,669,483	13,088,670
FNMA Series 2009-11 Class LC	4.50	03/25/2049	7,145,182	7,588,610
FNMA Series 2009-66 Class KE	4.00	09/25/2039	11,292,228	11,886,496
FNMA Series 2009-78 Class J	5.00	09/25/2019	7,744,662	8,418,689
FNMA Series 2009-93 Class PD	4.50	09/25/2039	3,902,838	4,240,536

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)

FNMA Series 2009-M01 Class A2	4.29%	07/25/2019	$6,993,000	$7,739,652
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,303,000	6,786,285
FNMA Series 2010-054 Class EA	4.50	06/25/2040	12,977,758	14,150,125
FNMA Series 2010-135 Class LM	4.00	12/25/2040	603,087	637,519
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,187,817
FNMA Series 2010-M03 Class A3	4.33	03/25/2020	20,018,000	21,825,806
FNMA Series 2011 Class 53	4.50	06/25/2041	9,958,034	10,615,620
GNMA %%	3.50	09/20/2040	97,600,000	99,491,005
GNMA %%	4.00	09/20/2025	4,000,000	4,258,750
GNMA #004975	4.00	03/20/2026	3,418,001	3,644,475
GNMA #005013	4.00	04/20/2026	20,542,816	21,903,966
GNMA #005050	4.00	05/20/2026	43,667,089	46,560,434
GNMA #005080	4.00	06/20/2026	88,051,337	93,885,547
GNMA #065183	11.50	06/15/2013	266	268
GNMA #065561	11.50	05/15/2013	3,049	3,099
GNMA #082795 ±	4.00	04/20/2041	4,028,523	4,293,058
GNMA #082828 ±	4.00	05/20/2041	13,738,683	14,640,839
GNMA #082842 ±	3.50	05/20/2041	6,136,695	6,462,188
GNMA #082847 ±	3.50	05/20/2041	2,678,760	2,822,517
GNMA #200578	5.00	07/16/2033	24,419,129	26,565,522
GNMA #267461	8.05	07/15/2019	51,374	59,089
GNMA #270973	8.05	09/15/2019	5,252	5,302
GNMA #270981	8.05	09/15/2019	17,294	17,567
GNMA #270992	8.05	08/15/2019	22,623	24,870
GNMA #270995	8.05	07/15/2019	18,405	21,169
GNMA #271015	8.05	11/15/2019	5,025	5,074
GNMA #271020	8.05	02/15/2020	21,476	24,960
GNMA #274696	8.05	10/15/2019	15,937	16,175
GNMA #274698	8.05	02/15/2020	1,074	1,079
GNMA #276604	8.05	10/15/2019	10,345	10,460
GNMA #277013	8.05	11/15/2019	28,102	32,322
GNMA #279234	8.05	10/15/2020	14,265	16,579
GNMA #279254	7.75	09/20/2020	60,500	69,259
GNMA #302430	7.75	03/20/2021	118,272	136,367
GNMA #310462	7.75	07/20/2021	39,004	44,971
GNMA #313386	7.75	08/15/2021	34,150	39,518
GNMA #737970	3.50	02/20/2041	2,467,449	2,528,886
GNMA #737985	3.50	02/20/2041	1,243,196	1,274,150
GNMA #738074	3.50	03/20/2041	3,174,956	3,254,009
GNMA #738091	3.50	02/20/2041	387,312	396,955
GNMA #738095	3.50	12/20/2040	228,858	234,556
GNMA #738140	4.00	04/15/2026	9,396,570	10,022,116
GNMA #738174	3.50	02/20/2041	1,942,080	1,990,436
GNMA #738275	4.00	05/15/2026	3,715,763	3,963,128
GNMA #738281	4.00	05/15/2026	3,062,594	3,266,476
GNMA #738374	4.00	06/15/2026	4,679,486	4,991,007
GNMA #738490	4.00	07/15/2026	4,357,978	4,648,096
GNMA #762874	4.00	04/15/2026	3,451,001	3,680,740
GNMA #781113	7.00	11/15/2029	113,181	132,425
GNMA #782044	6.50	12/15/2032	6,322,092	7,287,572
GNMA #783340	4.00	06/15/2026	10,852,109	11,571,448
GNMA #783355	6.00	01/15/2040	21,925,633	24,704,627
GNMA #82853 ±	3.50	06/20/2041	8,825,147	9,288,824
GNMA II (a)%%	3.00	01/20/2034	2,560,000	2,676,904
GNMA II %%	3.50	08/20/2040	9,521,000	9,739,686
GNMA II (a)	4.00	09/20/2026	3,770,000	4,018,030
GNMA II #005107	4.00	07/20/2026	17,261,261	18,404,978
GNMA II #005136	4.00	08/20/2026	11,722,250	12,498,957
GNMA II #082888 ±	3.50	07/20/2041	2,723,807	2,865,640
GNMA II #082894 ±	3.00	07/20/2041	5,975,223	6,245,097
GNMA II #082895 ±	3.00	07/20/2041	2,249,933	2,352,677
GNMA II #082896 ±	3.50	07/20/2041	5,424,543	5,689,209

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)

GNMA II #082914 ±	3.50%	08/20/2041	$2,691,000	$2,837,096
GNMA II #082915 ±	3.00	08/20/2041	2,953,000	3,062,750
GNMA II #082928 ±	3.00	08/20/2041	1,647,587	1,717,882
GNMA Series 2002-95 Class DB	6.00	01/25/2033	5,357,000	6,112,125
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,308,766	2,589,914

Total Agency Securities (Cost $1,876,372,307)				1,903,838,192

Asset-Backed Securities: 5.01%

Capital One Multi-Asset Execution Trust Series 2004-A1 Class A1 ±	0.42	12/15/2016	3,390,000	3,386,603
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A ±	0.27	07/15/2016	4,289,000	4,275,687
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	2.96	08/15/2018	18,889,000	19,793,651
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A ±144A	3.81	10/14/2022	11,086,305	11,606,430
Discover Card Master Trust Series 2009-A1 Class A1 ±	1.51	12/15/2014	3,562,000	3,596,531
GE Capital Credit Card Master Note Trust Series 2009-2 Class A ±	3.69	07/15/2015	4,445,000	4,560,384
Goal Capital Funding Trust Series 2006-1 Class A3 ±	0.43	11/25/2026	13,416,000	12,654,889
MBNA Credit Card Master Trust Series 1997-B Class A ±	0.37	08/15/2014	2,435,000	2,435,119
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10/17/2016	3,092,000	3,167,052
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.35	03/23/2037	3,308,000	2,997,259
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.39	11/23/2022	5,498,000	5,369,291
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.33	10/26/2026	1,331,000	1,318,892
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.38	05/27/2025	9,962,000	9,111,428
Nelnet Student Loan Trust Series 2008-3 Class A4 ±	1.96	11/25/2024	11,604,150	11,980,032
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.69	05/15/2028	8,899,000	8,545,985
SLM Student Loan Trust Series 2008-9 Class A ±	1.75	04/25/2023	5,921,813	6,084,605
SLM Student Loan Trust Series 2000-A Class A2 ±	0.44	10/28/2028	4,881,149	4,862,517
SLM Student Loan Trust Series 2003-14 Class A5 ±	0.48	01/25/2023	13,036,000	12,817,208
SLM Student Loan Trust Series 2005-6 Class A ±	0.36	07/27/2026	9,301,000	9,009,855
SLM Student Loan Trust Series 2006-3 Class A4 ±	0.33	07/25/2019	6,356,033	6,291,331
SLM Student Loan Trust Series 2007-4 Class A3 ±	0.31	01/25/2022	2,696,000	2,675,982
SLM Student Loan Trust Series 2008-4 Class A2 ±	1.30	07/25/2016	4,767,000	4,824,873
SLM Student Loan Trust Series 2008-6 Class A2 ±	0.80	10/25/2017	2,442,667	2,442,131
Volkswagen Auto Loan Enhanced Valet Trust Series 2011-1 Class A4 ±	1.98	09/20/2017	3,420,000	3,528,384
World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60	09/15/2015	6,841,000	6,892,213

Total Asset-Backed Securities (Cost $163,924,249)				164,228,332

Corporate Bonds and Notes: 14.17%

Consumer Discretionary : 1.19%

Diversified Consumer Services: 0.06%
Massachusetts Institute of Technology	5.60	07/01/2111	1,760,000	2,120,272

Media : 0.88%

Comcast Corporation	8.38	03/15/2013	6,261,000	6,953,698
NBC Universal Incorporated	2.88	04/01/2016	5,627,000	5,762,628
NBC Universal Incorporated	4.38	04/01/2021	2,936,000	3,009,594
News America Incorporated	6.15	03/01/2037	3,479,000	3,632,880
News America Incorporated 144A	6.15	02/15/2041	1,647,000	1,717,108
Time Warner Incorporated	4.75	03/29/2021	3,435,000	3,684,292
Time Warner Incorporated	6.25	03/29/2041	3,675,000	4,066,549

				28,826,749

Specialty Retail: 0.25%
Gap Incorporated	5.95	04/12/2021	8,570,000	8,127,694

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Staples : 0.87%

Beverages : 0.42%

Anheuser-Busch InBev Worldwide Incorporated	4.13%	01/15/2015	$280,000	$305,752
Pepsico Incorporated	2.50	05/10/2016	5,240,000	5,423,840
The Coca-Cola Company 144A	1.80	09/01/2016	7,900,000	7,969,291

				13,698,883

Food & Staples Retailing: 0.09%
Wal-Mart Stores Incorporated	5.63	04/15/2041	2,665,000	3,021,939

Food Products: 0.19%
Kraft Foods Incorporated Class A	6.50	02/09/2040	5,275,000	6,125,757

Tobacco : 0.17%
Altria Group Incorporated	4.75	05/05/2021	2,650,000	2,750,565
Altria Group Incorporated	10.20	02/06/2039	2,029,000	2,943,736

				5,694,301

Energy : 2.20%

Oil, Gas & Consumable Fuels : 2.20%

Anadarko Petroleum Corporation	6.45	09/15/2036	1,810,000	1,923,319
Devon Energy Corporation	2.40	07/15/2016	5,565,000	5,666,878
Devon Energy Corporation	5.60	07/15/2041	4,385,000	4,706,048
El Paso Pipeline Corporation	7.50	11/15/2040	2,075,000	2,438,185
Energen Corporation	4.63	09/01/2021	6,190,000	6,184,107
Energy Transfer Partners LP	4.65	06/01/2021	825,000	809,977
Energy Transfer Partners LP	9.00	04/15/2019	2,997,000	3,676,060
Enterprise Products Operating LLC	5.70	02/15/2042	550,000	554,371
Kerr-McGee Corporation	6.95	07/01/2024	7,295,000	8,563,506
Marathon Petroleum Corporation 144A	6.50	03/01/2041	2,520,000	2,731,962
MidAmerican Energy Holdings Company	6.50	09/15/2037	2,600,000	3,123,349
Occidental Petroleum Corporation	1.75	02/15/2017	3,760,000	3,737,519
Pride International Incorporated	6.88	08/15/2020	2,310,000	2,757,856
Rockies Express Pipeline 144A	3.90	04/15/2015	7,651,000	7,867,210
Spectra Energy Partners LP	2.95	06/15/2016	1,375,000	1,414,160
TC Pipelines LP	4.65	06/15/2021	880,000	906,210
The Williams Companies Incorporated	7.88	09/01/2021	1,885,000	2,368,631
The Williams Companies Incorporated Series A	7.50	01/15/2031	2,825,000	3,289,961
Transcontinental Gas Pipe Line Corporation 144A	5.40	08/15/2041	1,520,000	1,487,907
Western Gas Partners LP	5.38	06/01/2021	7,560,000	7,960,604

				72,167,820

Financials : 5.56%

Capital Markets : 1.13%

Goldman Sachs Group Incorporated	3.63	02/07/2016	6,135,000	6,137,104
Goldman Sachs Group Incorporated	5.25	07/27/2021	7,210,000	7,300,622
Goldman Sachs Group Incorporated	6.00	06/15/2020	4,325,000	4,611,081
Jefferies Group Incorporated	5.13	04/13/2018	3,210,000	3,197,224
Lazard Group LLC	6.85	06/15/2017	8,305,000	9,338,283
Lazard Group LLC	7.13	05/15/2015	5,837,000	6,581,515

				37,165,829

Consumer Finance : 0.52%

Braskem America Finance Company 144A	7.13	07/22/2041	3,525,000	3,436,875
Capital One Financial Corporation	2.13	07/15/2014	2,555,000	2,545,899

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)

Capital One Financial Corporation	4.75%	07/15/2021	$6,500,000	$6,532,240
Ford Motor Credit Company LLC	5.88	08/02/2021	4,450,000	4,459,296

				16,974,310

Diversified Financial Services : 2.29%

ABB Treasury Center USA Incorporated 144A	2.50	06/15/2016	3,785,000	3,894,053
ABB Treasury Center USA Incorporated 144A	4.00	06/15/2021	3,785,000	3,866,022
American Express Credit Corporation ±	1.10	06/24/2014	5,310,000	5,237,237
Bank of America Corporation	3.75	07/12/2016	7,195,000	7,098,659
Bank of America Corporation	5.00	05/13/2021	5,410,000	5,289,460
Bank of America Corporation	6.00	09/01/2017	4,825,000	4,942,643
Citigroup Incorporated	1.88	10/22/2012	9,195,000	9,358,653
Citigroup Incorporated	3.95	06/15/2016	6,246,000	6,378,546
Citigroup Incorporated	5.38	08/09/2020	1,775,000	1,881,903
Credit Suisse New York	4.38	08/05/2020	3,935,000	3,860,562
General Electric Capital Corporation	2.95	05/09/2016	6,185,000	6,237,152
General Electric Capital Corporation	4.63	01/07/2021	7,844,000	8,076,865
JPMorgan Chase & Company	5.60	07/15/2041	5,225,000	5,366,995
JPMorgan Chase & Company	6.80	10/01/2037	3,751,000	3,725,838

				75,214,588

Insurance : 0.82%

American International Group Incorporated	6.40	12/15/2020	885,000	929,964
American International Group Incorporated Series MTN	5.85	01/16/2018	4,345,000	4,414,646
Berkshire Hathaway Incorporated	3.75	08/15/2021	4,590,000	4,690,998
CNA Financial Corporation	5.75	08/15/2021	3,250,000	3,383,185
CNA Financial Corporation	6.50	08/15/2016	2,060,000	2,272,676
Hartford Financial Services Group	5.50	03/30/2020	3,485,000	3,523,743
MetLife Incorporated	5.70	06/15/2035	1,780,000	1,839,950
Protective Life Corporation	8.45	10/15/2039	1,757,000	1,997,830
Prudential Financial Incorporated	5.63	05/12/2041	1,235,000	1,149,291
WR Berkley Corporation	5.38	09/15/2020	2,500,000	2,606,858

				26,809,141

REIT : 0.80%

HCP Incorporated	6.75	02/01/2041	3,070,000	3,111,147
Health Care Property Investors Incorporated	5.65	12/15/2013	5,780,000	6,153,128
Health Care REIT Incorported	6.50	03/15/2041	2,035,000	1,971,455
Kilroy Realty LP	4.80	07/15/2018	4,430,000	4,412,763
Kilroy Realty LP	5.00	11/03/2015	1,920,000	2,030,771
Kilroy Realty LP	6.63	06/01/2020	2,795,000	3,053,867
SL Green Realty Corporation	5.00	08/15/2018	2,155,000	2,102,948
WEA Finance LLC 144A	4.63	05/10/2021	3,645,000	3,546,374

				26,382,453

Health Care : 0.79%

Biotechnology: 0.19%
Gilead Sciences Incorporated	4.50	04/01/2021	5,665,000	6,066,932

Health Care Equipment & Supplies: 0.14%
Boston Scientific Corporation	6.40	06/15/2016	4,120,000	4,696,128

Health Care Providers & Services : 0.28%
Coventry Health Care Incorporated	5.45	06/15/2021	1,470,000	1,581,020

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services (continued)
Coventry Health Care Incorporated	5.95%	03/15/2017	$6,803,000	$7,664,219

				9,245,239

Life Sciences Tools & Services: 0.18%
Life Technologies Corporation	5.00	01/15/2021	5,616,000	5,790,989

Industrials : 0.24%

Professional Services: 0.10%
Verisk Analytics Incorporated	5.80	05/01/2021	3,070,000	3,413,472

Road & Rail: 0.06%
BSNF Railway Company	5.75	05/01/2040	1,756,000	1,919,777

Transportation Infrastructure: 0.08%
Burlington North Santa Fe Corporation	3.45	09/15/2021	2,655,000	2,646,886

Information Technology : 0.15%

Communications Equipment: 0.04%
Juniper Networks Incorporated	5.95	03/15/2041	1,235,000	1,279,734

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	3,552,000	3,757,036

Materials : 0.36%

Chemicals : 0.36%

Dow Chemical Company	5.90	02/15/2015	3,170,000	3,551,525
Dow Chemical Company	8.55	05/15/2019	6,354,000	8,248,445

				11,799,970

Telecommunication Services : 0.93%

Diversified Telecommunication Services : 0.54%

AT&T Incorporated	3.88	08/15/2021	3,540,000	3,630,843
AT&T Incorporated	5.55	08/15/2041	1,775,000	1,864,567
AT&T Incorporated	6.40	05/15/2038	1,795,000	2,015,437
CenturyLink Incorporated	7.60	09/15/2039	3,680,000	3,384,559
Citizens Communications Company	9.00	08/15/2031	1,310,000	1,247,120
Frontier Communications Corporation	8.25	04/15/2017	5,395,000	5,610,800

				17,753,326

Wireless Telecommunication Services : 0.39%

American Tower Corporation	4.50	01/15/2018	6,435,000	6,642,606
American Tower Corporation	5.05	09/01/2020	1,839,000	1,867,394
Verizon Wireless Capital LLC	8.50	11/15/2018	3,155,000	4,236,802

				12,746,802

Utilities : 1.88%

Electric Utilities : 0.84%

Ameren Corporation	8.88	05/15/2014	4,165,000	4,749,466
Cleveland Electric Illuminating Company	8.88	11/15/2018	4,250,000	5,695,442
DPL Incorporated	6.88	09/01/2011	6,620,000	6,620,000
Great Plains Energy Incorporated	4.85	06/01/2021	865,000	910,475

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)

IPALCO Enterprises Incorporated 144A	5.00%	05/01/2018	$2,565,000	$2,484,367
PPL Electric Utilities	3.00	09/15/2021	3,005,000	2,952,211
Progress Energy Incorporated	6.85	04/15/2012	3,070,000	3,183,360
Public Service Company of Colorado	4.75	08/15/2041	700,000	729,189

				27,324,510

Multi-Utilities : 1.04%

CMS Energy Corporation	2.75	05/15/2014	2,535,000	2,514,000
CMS Energy Corporation	5.05	02/15/2018	4,155,000	4,276,534
Dominion Resources Incorporated	4.90	08/01/2041	1,440,000	1,418,823
Dominion Resources Incorporated	8.88	01/15/2019	9,260,000	12,261,092
MidAmerican Energy Holdings	6.13	04/01/2036	1,235,000	1,425,426
Puget Energy Incorporated 144A	6.00	09/01/2021	4,350,000	4,353,176
Sempra Energy	2.00	03/15/2014	7,800,000	7,930,502

				34,179,553

Total Corporate Bonds and Notes (Cost $452,692,738)				464,950,090

Municipal Bonds and Notes: 1.17%

California : 0.44%

California Build America Bonds (Tax Revenue)	7.60	11/01/2040	4,415,000	5,346,697
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,455,000	4,326,662
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	4,085,000	4,910,374

				14,583,733

Illinois : 0.29%

Illinois (GO - State)	5.37	03/01/2017	2,985,000	3,165,175
Illinois (GO - State)	5.67	03/01/2018	2,835,000	3,037,646
Illinois (GO - State)	5.88	03/01/2019	2,950,000	3,160,984

				9,363,805

Nevada : 0.13%
Clark County NV Airport Authority (Airport Revenue)	6.82	07/01/2045	3,610,000	4,231,389

New Jersey : 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	4,425,000	5,573,420

Texas : 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	3,928,000	4,570,464

Total Municipal Bonds and Notes (Cost $33,288,065)				38,322,811

Non-Agency Mortgage Backed Securities: 9.07%

Americold LLC Trust Series 2010-ART Class A1 144A	3.85	01/14/2029	6,861,114	7,161,384
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,383,456
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,345,000	1,349,418
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,837,000	1,845,375
Bank of America Commercial Mortgage Incorporated Series 2006-3 Class A4 ±	5.89	07/10/2044	11,266,256	12,209,444
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	1,414,000	1,488,983

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36%	10/10/2045	$11,595,000	$12,168,721
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	2,952,076	2,958,488
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3 ±	4.24	08/13/2039	407,433	410,223
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	2,532,485	2,544,912
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.26	12/25/2036	335,128	322,167
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM ±	5.40	07/15/2044	3,869,000	3,947,018
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	07/16/2034	5,070,000	5,084,406
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	13,117,000	13,830,447
Credit Suisse First Boston Mortgage Securities Corporation Series 2001-CK6 Class A3	6.39	08/15/2036	665,613	665,060
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	1,311,243	1,338,660
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	5,134,500	5,276,479
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B ±	5.25	08/15/2036	2,825,000	2,963,710
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72	03/15/2035	1,758,000	1,766,985
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	2,906,185	2,959,078
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,130,288
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,639,293
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C2 Class A3 ±	5.85	03/15/2039	2,393,000	2,535,953
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	09/15/2039	7,140,000	7,463,820
DB-UBS Mortgage Trust Series 2011 Class C2 144A	3.53	07/24/2044	6,546,236	6,607,627
DB-UBS Mortgage Trust Series 2011-LC1A Class A2 144A	4.53	11/10/2046	2,085,000	2,106,661
ESA Trust Series 2010-ESHA Class A 144A	2.95	11/05/2027	11,005,399	10,810,273
First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	1,839,000	1,840,896
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	143,999	143,761
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	977,000	975,329
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D ±	5.67	05/10/2040	1,384,000	1,397,342
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4 ±	5.30	08/10/2038	2,388,000	2,555,064
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11/10/2045	5,228,000	4,975,190
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	04/10/2037	9,472,000	10,006,723
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	1,769,000	1,879,446
GS Mortgage Securities Corporation II Series 2006-GG6 Class A4 ±	5.55	04/10/2038	4,553,000	4,859,754
GS Mortgage Securities Corporation II Series 2010-C2 Class A1 144A	3.85	12/10/2043	3,920,591	4,055,507
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2 144A	3.65	03/10/2044	4,069,000	4,123,171
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	9,489,017	9,554,301
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C ±	7.98	08/15/2032	177,542	177,370

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47%	11/15/2035	$2,066,380	$2,068,882
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	04/15/2035	1,766,000	1,761,852
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12/12/2034	1,007,000	1,018,560
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,692,000	2,778,004
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C ±	6.45	05/12/2034	2,726,000	2,737,400
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	1,323,841	1,336,056
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	552,514	557,301
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4 ±	5.33	08/12/2040	2,441,000	2,569,301
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	7,377,000	7,824,872
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A1S	5.28	05/15/2047	1,092,307	1,091,433
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,543,501	1,574,259
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	13,070,000	13,644,374
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class ASB	5.86	02/15/2051	2,200,000	2,340,488
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2 144A	5.63	12/05/2027	4,544,000	4,879,334
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	9,652,000	9,285,089
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	10,987,595	11,398,311
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	2,212,170	2,234,203
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	1,579,000	1,606,525
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	618,549	624,197
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,233,000	1,275,991
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,349,000	5,424,207
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class A4	5.42	02/15/2040	3,301,000	3,516,351
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	873,000	923,240
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.13	07/15/2044	1,751,000	1,838,527
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93	07/15/2040	6,831,000	7,329,615
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	07/12/2038	2,169,000	2,218,275
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A4 ±	5.20	09/12/2042	4,431,000	4,790,146
Morgan Stanley Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,367,000	1,382,699
Morgan Stanley Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	1,195,984	1,222,841
Morgan Stanley Capital I Series 2005-HQ6 Class A4	4.99	08/13/2042	4,141,000	4,466,458
Morgan Stanley Capital I Series 2006-HQ8 Class AM ±	5.65	03/12/2044	1,836,000	1,819,179
Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31	12/15/2043	4,159,903	4,156,047
Morgan Stanley Capital I Series 2007-HE2 Class A2A ±	0.26	01/25/2037	163,099	158,421
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	1,603,918	1,607,588
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	348,445	348,179
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,465,729
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	572,035	582,219
Morgan Stanley Home Equity Loans Series 2007-1 Class A1 ±	0.27	12/25/2036	53,907	52,960

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.33%	02/25/2047	$293,419	$237,190
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.31	03/15/2030	5,409,589	5,760,093
Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C ±	7.73	07/18/2033	150,078	149,814
Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3	6.50	11/13/2036	47,430	47,375
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	02/25/2040	1,250,038	1,248,273
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	02/25/2041	1,683,005	1,673,753
Structured Asset Securities Corporation Series 1982 Class B ±	0.96	03/01/2020	146,330	134,743
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.74	02/25/2028	100,225	88,380
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A1 ±	5.57	08/15/2039	947,200	947,376
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	2,944,430	3,051,666
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A(l)	4.24	10/15/2035	233,197	233,776
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3 (l)	4.45	11/15/2035	1,440,080	1,443,195

Total Non-Agency Mortgage Backed Securities (Cost $298,095,593)				297,436,930

US Treasury Securities: 16.95%
US Treasury Bond ##	0.38	07/31/2013	92,897,000	93,209,041
US Treasury Bond «	0.63	07/15/2014	52,777,000	53,247,243
US Treasury Bond ##	1.00	08/31/2016	87,085,000	87,227,819
US Treasury Bond	1.50	08/31/2018	6,798,000	6,766,131
US Treasury Bond	4.25	11/15/2040	18,979,000	21,197,171
US Treasury Bond «	4.38	05/15/2040	6,901,000	7,868,244
US Treasury Bond ##	4.50	02/15/2036	22,507,000	26,375,391
US Treasury Bond	4.75	02/15/2041	8,050,000	9,753,074
US Treasury Note «	0.38	06/30/2013	19,961,000	20,026,472
US Treasury Note	0.50	05/31/2013	1,000,000	1,005,312
US Treasury Note	0.50	08/15/2014	1,687,000	1,695,705
US Treasury Note ##	1.50	06/30/2016	44,440,000	45,675,876
US Treasury Note ##	1.50	07/31/2016	52,759,000	54,189,296
US Treasury Note ##	2.13	08/15/2021	59,265,000	58,681,832
US Treasury Note ##	3.13	05/15/2021	32,939,000	35,625,505
US Treasury Note ##	3.75	08/15/2041	20,000,000	20,487,600
US Treasury Note ##	4.38	05/15/2041	11,377,000	12,987,528

Total US Treasury Securities (Cost $548,613,531)				556,019,240

Yankee Corporate Bonds and Notes: 5.16%

Consumer Discretionary : 0.09%

Media: 0.09%
Thomson Reuters Corporation	5.95	07/15/2013	2,855,000	3,100,510

Consumer Staples : 0.30%

Beverages: 0.23%
Pernod Ricard SA 144A	5.75	04/07/2021	7,250,000	7,673,349

Food & Staples Retailing: 0.07%
Cencosud SA 144A	5.50	01/20/2021	2,180,000	2,262,945

Energy : 0.25%

Oil, Gas & Consumable Fuels : 0.25%
Husky Energy Incorporated	7.25	12/15/2019	3,074,000	3,750,821

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Talisman Energy Incorporated	7.75%	06/01/2019	$3,550,000	$4,458,644

				8,209,465

Financials : 2.82%

Commercial Banks : 1.75%

Bank of Montreal 144A	2.63	01/25/2016	1,710,000	1,799,098
Bank of Nova Scotia 144A	2.15	08/03/2016	6,535,000	6,698,303
HSBC Holdings plc	5.10	04/05/2021	8,450,000	9,054,133
HSBC Holdings plc	6.80	06/01/2038	1,931,000	1,980,167
Itau Unibanco Holding SA 144A	6.20	04/15/2020	1,855,000	1,912,698
Korea Development Bank	3.25	03/09/2016	5,369,000	5,372,119
Lloyds TSB Bank plc	6.38	01/21/2021	4,350,000	4,533,035
Nordea Bank AB 144A	4.88	05/13/2021	2,915,000	2,657,256
Rabobank Nederland NV	5.25	05/24/2041	6,032,000	6,345,537
Standard Chartered plc 144A	3.20	05/12/2016	7,281,000	7,228,468
Swedish Export Credit Corporation	3.25	09/16/2014	9,125,000	9,763,230

				57,344,044

Consumer Finance : 0.17%

CNOOC Finance 2011 Limited 144A	4.25	01/26/2021	3,440,000	3,532,144
CNPC HK Overseas Capital 144A	5.95	04/28/2041	1,770,000	1,901,713

				5,433,857

Diversified Financial Services : 0.41%

Abbey National Treasury Services plc	4.00	04/27/2016	2,435,000	2,325,788
Banco BTG Pactual SA 144A	4.88	07/08/2016	2,290,000	2,267,100
Caisse Centrale Desjardins du Quebec 144A	2.55	03/24/2016	3,395,000	3,550,987
Credit Suisse New York NY	6.00	02/15/2018	5,075,000	5,343,965

				13,487,840

Thrifts & Mortgage Finance: 0.49%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	15,115,000	16,085,836

Materials : 0.27%

Metals & Mining : 0.27%

ArcelorMittal	5.50	03/01/2021	4,029,000	3,939,995
ArcelorMittal	6.75	03/01/2041	820,000	780,374
Teck Resources Limited	6.25	07/15/2041	3,960,000	4,184,762

				8,905,131

Telecommunication Services : 0.84%

Diversified Telecommunication Services : 0.33%

Hutchison Whampoa International Limited 144A	5.75	09/11/2019	5,270,000	5,814,907
Telemar Norte Leste SAU 144A	5.50	10/23/2020	4,957,000	4,895,038
				10,709,945

Wireless Telecommunication Services : 0.51%

America Movil SAB SA	2.38	09/08/2016	9,855,000	9,774,977
America Movil SAB SA	6.13	03/30/2040	3,605,000	3,926,422
Telefonica Moviles Chile 144A	2.88	11/09/2015	3,003,000	2,992,270

				16,693,669

PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security Name		Interest Rate	Maturity Date	Principal	Value
Utilities : 0.59%

Electric Utilities : 0.53%

Electricite de France SA 144A		4.60%	01/27/2020	$898,000	$958,755
Hydro Quebec		2.00	06/30/2016	7,885,000	8,061,553
Korea Hydro & Nuclear Power Company Limited 144A		3.13	09/16/2015	4,515,000	4,533,507
PPL WEM Holdings plc 144A		3.90	05/01/2016	3,670,000	3,847,136

					17,400,951

Multi-Utilities: 0.06%
National Grid plc		6.30	08/01/2016	1,790,000	2,087,047

Total Yankee Corporate Bonds and Notes (Cost $165,729,940)					169,394,589

Yankee Government Bonds: 1.16%

Province of Quebec		2.75	08/25/2021	5,290,000	5,174,054
Republic of Chile		3.88	08/05/2020	3,565,000	3,794,230
Republic of Colombia		4.38	07/12/2021	3,095,000	3,265,225
Republic of Hungary		6.38	03/29/2021	1,476,000	1,527,660
Republic of Hungary		7.63	03/29/2041	1,770,000	1,862,925
State of Qatar 144A		4.00	01/20/2015	8,730,000	9,264,713
United Mexican States		5.13	01/15/2020	3,770,000	4,231,825
United Mexican States		5.75	10/12/2049	4,084,000	4,055,412
United Mexican States		6.05	01/11/2040	4,304,000	4,934,536

Total Yankee Government Bonds (Cost $36,640,272)					38,110,580

Other: 0.21%
Gryphon Funding Limited, Pass-through Entity (a)(i)(v)				3,802,253	1,450,560
VFNC Corporation, Pass-through Entity, 0.21% ±(a)(i)(v) 144A				10,367,590	5,598,498

Total Other (Cost $3,153,043)					7,049,058

		Yield		Shares
Short-Term Investments: 7.48%
Investment Companies : 7.48%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)##(u)		0.05		227,858,019	227,858,019
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)		0.19		17,418,473	17,418,473

Total Short-Term Investments (Cost $245,276,492)					245,276,492

Total Investments in Securities (Cost $3,823,786,230)*	118.41%				3,884,626,314
Other Assets and Liabilities, Net	(18.41)				(603,948,798)

Total Net Assets	100.00%				$3,280,677,516

		Interest Rate	Maturity Date	Principal
Schedule of TBA Sale Commitments: (3.54%)

FNMA %%		4.00	01/25/2040	$(2,500,000)	(2,583,203)
FNMA %%		4.50	04/25/2039	(32,900,000)	(35,002,514)
FNMA %%		5.00	09/25/2036	(24,100,000)	(25,952,688)

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Schedule of TBA Sale Commitments (continued) FNMA %%	$6.00	10/25/2035	$(47,500,000)	$(52,472,659)
Total Schedule of TBA Sale Commitments (Proceeds Received $(114,541,126))				(116,011,064)

%%	Security issued on a when-issued (TBA) basis.
±	Variable rate investment.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate. The total cost of affiliated investments is $246,944,731.
##	All or a portion of this security has been segregated for when-issued or unfunded loans.
«	All or a portion of this security is on loan.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $3,826,571,950 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$65,861,274
Gross unrealized depreciation	(7,806,910)

Net unrealized appreciation	$58,054,364

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – August 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Total Return Bond Portfolio (the”Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Credit default swaps

The Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for the dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices forsecurities, interest rates, prepayment speeds, credit risk, etc.) similar

Level 3	– significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,903,838,192	$0	$1,903,838,192
Asset-backed securities	0	164,228,332	0	164,228,332
Corporate bonds and notes	0	464,950,090	0	464,950,090
Municipal bonds and notes	0	38,322,811	0	38,322,811
Non-agency mortgage backed securities	0	297,436,930	0	297,436,930
U.S. Treasury securities	135,299,825	420,719,415	0	556,019,240
Yankee corporate bonds and notes	0	169,394,589	0	169,394,589
Yankee government bonds	0	38,110,580	0	38,110,580
Other	0	0	7,049,058	7,049,058
Short-term investments
Investment companies	227,858,019	17,418,473	0	245,276,492

	$363,157,844	$3,514,419,412	$7,049,058	$3,884,626,314

As of August 31, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments	$0	$(116,011,064)	$0	$(116,011,064)

As of August 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit default swap contracts	$0	$(31,014)	$0	$(31,014)

+	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other
Balance as of May 31, 2011	$7,979,816
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	131,670
Purchases	0
Sales	(1,062,428)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of August 31, 2011	$7,049,058

Change in unrealized gains (losses) relating to securities still held at August 31, 2011	$(358,681)

Derivative transactions

The Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At August 31, 2011, the Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Portfolio	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
06/20/2016	Citibank	Lockheed Martin Corporation, 7.65%, 5/1/2016	A-	$5,000,000	1.00%	$(106,488)	$(137,125)	$30,637

Credit default swaps on debt obligations– Sell protection

Expiration	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Portfolio	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
06/20/2016	Citibank	Northrop Grumman Corporation, 7.75%, 2/15/2031	BBB+	$5,000,000	1.00%	$75,474	$95,254	$(19,780)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

The Portfolio had an average notional balance on credit default swaps of $16,086,957 during the three months ended August 31, 2011.

Certain of the Portfolio’s derivative transactions may contain provisions for early termination in the event the net assets of the Portfolio declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On August 31, 2011, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $156,905.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation—Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

RIB — Residual Interest Bond

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: October 27, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: October 27, 2011